UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

Item 1: Schedule of Investments

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (98.4%)
[1,2] Fannie Mae Pool		3.890%	7/1/21	79,500	82,147
[1,2] Fannie Mae Pool		3.920%	6/1/21–7/1/21	28,096	29,207
[1,2] Fannie Mae Pool		3.940%	6/1/21	3,665	3,817
[1,2] Fannie Mae Pool		3.970%	8/1/20	13,545	14,197
[1,2] Fannie Mae Pool		3.990%	6/1/21	7,072	7,388
[1,2] Fannie Mae Pool		4.000%	8/1/20–7/1/21	25,419	26,581
[1,2] Fannie Mae Pool		4.010%	7/1/21	27,933	29,017
[1,2] Fannie Mae Pool		4.020%	6/1/21–7/1/21	24,735	25,767
[1,2] Fannie Mae Pool		4.070%	6/1/21–6/1/21	21,469	22,569
[1,2] Fannie Mae Pool		4.080%	5/1/21–6/1/21	26,800	28,201
[1,2] Fannie Mae Pool		4.090%	6/1/21	7,469	7,863
[1,2] Fannie Mae Pool		4.110%	6/1/21	4,729	4,988
[1,2] Fannie Mae Pool		4.120%	7/1/21	3,489	3,680
[1,2] Fannie Mae Pool		4.130%	6/1/21	1,672	1,765
[1,2] Fannie Mae Pool		4.140%	7/1/21–7/1/21	26,401	27,849
[1,2] Fannie Mae Pool		4.150%	10/1/20–9/1/21	152,299	165,222
[1,2] Fannie Mae Pool		4.170%	6/1/21–6/1/21	8,633	9,141
[1,2] Fannie Mae Pool		4.180%	6/1/21	10,734	11,377
[1,2] Fannie Mae Pool		4.200%	5/1/21	15,928	16,901
[1,2] Fannie Mae Pool		4.210%	5/1/21	8,854	9,408
[1,2] Fannie Mae Pool		4.230%	6/1/21	32,275	34,318
[1,2] Fannie Mae Pool		4.260%	6/1/21–6/1/21	22,261	23,727
[1,2] Fannie Mae Pool		4.280%	6/1/21–6/1/21	5,753	6,140
[1,2] Fannie Mae Pool		4.295%	6/1/21	112,000	123,340
[1,2] Fannie Mae Pool		4.320%	4/1/21–6/1/21	7,300	7,782
[1,2] Fannie Mae Pool		4.360%	4/1/21	2,982	3,203
[1,2] Fannie Mae Pool		4.370%	2/1/20–5/1/21	24,586	26,451
[1,2] Fannie Mae Pool		4.390%	5/1/21	10,867	11,683
[1,2] Fannie Mae Pool		4.410%	5/1/21	7,627	8,201
[1,2] Fannie Mae Pool		4.420%	5/1/21	4,320	4,649
[1,2] Fannie Mae Pool		4.440%	5/1/21	1,593	1,715
[1,2] Fannie Mae Pool		4.480%	6/1/21	4,353	4,696
[1,2] Fannie Mae Pool		4.500%	3/1/20	1,915	2,074
[1,2] Fannie Mae Pool		4.510%	5/1/21–5/1/21	49,707	53,703
[1,2] Fannie Mae Pool		4.530%	6/1/21	27,465	29,558
[1,2] Fannie Mae Pool		4.540%	6/1/21–6/1/21	26,683	28,863
[1,2] Fannie Mae Pool		4.570%	5/1/21–5/1/21	2,979	3,235
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	29,655	31,968
[1,2] Fannie Mae Pool		6.000%	7/1/22	31	34
[1,3] Ginnie Mae I Pool		3.500%	9/1/41–11/1/41	2,217,800	2,297,508
[1,3] Ginnie Mae I Pool		4.000%	6/15/19–11/1/41	5,072,285	5,416,717
[1,3] Ginnie Mae I Pool		4.500%	5/15/19–11/1/41	9,959,474	10,842,667
1	Ginnie Mae I Pool	5.000%	1/15/30–9/15/41	3,251,694	3,584,997
[1,3] Ginnie Mae I Pool		5.500%	4/15/13–11/1/41	5,004,778	5,576,542
[1,3] Ginnie Mae I Pool		6.000%	10/15/16–11/1/41	2,204,478	2,478,078
[1,3] Ginnie Mae I Pool		6.500%	7/15/12–11/1/41	2,298,407	2,583,143
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	184,369	213,864
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	83	97
1	Ginnie Mae I Pool	7.500%	9/15/16–10/15/31	67,872	73,513

1	Ginnie Mae I Pool	7.750%	2/15/27	145	170
1	Ginnie Mae I Pool	8.000%	11/15/15–8/15/31	29,674	31,953
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	6,595	6,937
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	4,327	4,580
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	34	34
1	Ginnie Mae I Pool	9.500%	12/15/13–7/15/22	2,472	2,612
1	Ginnie Mae I Pool	10.000%	2/15/14–7/15/19	108	110
1	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	4	4
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	12	13
1	Ginnie Mae I Pool	13.500%	12/15/14	4	4
[1,3] Ginnie Mae II Pool		3.500%	11/1/41–11/1/41	35,200	36,410
1	Ginnie Mae II Pool	4.000%	4/20/39–9/20/40	98,516	104,669
[1,3] Ginnie Mae II Pool		4.500%	12/20/32–11/1/41	300,589	326,303
[1,3] Ginnie Mae II Pool		5.000%	10/20/32–11/1/41	1,545,235	1,701,144
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	127,005	141,651
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	328,892	368,394
1	Ginnie Mae II Pool	6.500%	4/20/37–2/20/40	69,877	78,387
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	1,025	1,209
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	351	403
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	91	92
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	464	504
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	144	166
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	32	35
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	12	12
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	27	27
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	11	12
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	20	21
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	9	10
1	Ginnie Mae II Pool	13.000%	9/20/13–11/20/14	6	6
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	5	5
					36,805,428
Nonconventional Mortgage-Backed Securities (0.9%)
[1,2] Fannie Mae Pool		4.240%	1/1/20	2,750	2,926
[1,2] Fannie Mae Pool		4.430%	3/1/20	2,060	2,225
[1,2] Fannie Mae Pool		4.570%	5/1/19	5,799	6,305
[1,4] Government National Mortgage Assn.		0.445%	2/20/37	21,867	21,617
1	Government National Mortgage Assn.	5.000%	2/16/37–6/16/37	147,637	162,334
1	Government National Mortgage Assn.	5.500%	1/20/33–8/16/36	41,416	47,156
1	Government National Mortgage Assn.	6.000%	10/20/39	87,811	96,442
1	Government National Mortgage Assn.	6.500%	4/20/31	4,611	5,085
					344,090
Total U.S. Government and Agency Obligations (Cost $35,320,729)					37,149,518
Temporary Cash Investments (11.5%)
Repurchase Agreements (11.5%)
	Bank of America Securities, LLC
	(Dated 10/31/11, Repurchase Value
	$1,060,703,000, collateralized by
	Government National Mortgage Assn.
	3.500%-4.500%, 8/15/41-9/15/41)	0.110%	11/1/11	1,060,700	1,060,700
	Barclays Capital Inc.
	(Dated 10/31/11, Repurchase Value
	$161,400,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%-
	7.000%, 5/1/25-10/1/41 and Federal
	National Mortgage Assn. 3.000%-7.000%,
	6/1/18-8/1/41)	0.110%	11/1/11	161,400	161,400

Barclays Capital Inc.
(Dated 9/27/11, Repurchase Value
$375,090,000, collateralized by Federal
National Mortgage Assn. 4.000%, 7/1/40
and Government National Mortgage Assn.
0.000%-6.000%, 6/15/26-3/20/61)	0.140%	11/28/11	375,000	375,000
Deutsche Bank Securities, Inc.
(Dated 10/31/11, Repurchase Value
$571,102,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
6.500%, 12/1/24-9/1/41)	0.110%	11/1/11	571,100	571,100
HSBC Bank USA
(Dated 10/31/11, Repurchase Value
$1,222,404,000, collateralized by Federal
National Mortgage Assn. 3.500%-7.000%,
12/1/16-11/1/41 )	0.130%	11/1/11	1,222,400	1,222,400
Morgan Stanley
(Dated 10/31/11, Repurchase Value
$190,101,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%,
5/1/41-8/1/41)	0.130%	11/1/11	190,100	190,100
RBS Securities, Inc.
(Dated 10/31/11, Repurchase Value
$252,001,000, collateralized by
Government National Mortgage Assn.
1.952%-5.056%, 5/20/60-10/20/61)	0.110%	11/1/11	252,000	252,000
UBS Securities LLC
(Dated 10/31/11, Repurchase Value
$455,201,000, collateralized by
Government National Mortgage Assn.
4.000%-4.500%, 8/20/41-10/20/41)	0.110%	11/1/11	455,200	455,200
Total Repurchase Agreements (Cost $4,287,900)				4,287,900
Total Temporary Cash Investments (Cost $4,287,900)				4,287,900
Total Investments (110.8%) (Cost $39,608,629)				41,437,418
Other Assets and Liabilities-Net (-10.8%)[5]				(4,040,640)
Net Assets (100%)				37,396,778

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury  to avoid receivership.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.
4 Adjustable-rate security.
5 Cash of $18,239,000, has been segregated as initial margin for open futures contracts.

GNMA Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2011	(7,126)	(873,715)	(4,038)
10-Year U.S. Treasury Note	December 2011	(869)	(112,155)	(388)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

GNMA Fund

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	37,149,518	—
Temporary Cash Investments	—	4,287,900	—
Futures Contracts—Assets[1]	6,588	—	—
Futures Contracts—Liabilities[1]	(15,277)	—	—
Total	8,689	41,437,418	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2011, the cost of investment securities for tax purposes was $39,617,056,000. Net unrealized appreciation of investment securities for tax purposes was $1,820,362,000, consisting of unrealized gains of $1,830,636,000 on securities that had risen in value since their purchase and $10,274,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.2%)
U.S. Government Securities (2.2%)
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	72,055
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	60,945
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	97,336
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	85,172
Total U.S. Government and Agency Obligations (Cost $301,265)					315,508
Corporate Bonds (93.3%)
Finance (14.6%)
	Banking (3.2%)
	BAC Capital Trust XI	6.625%	5/23/36	6,010	5,256
	Bank of America Corp.	5.750%	12/1/17	40,715	40,553
	Bank of America Corp.	5.650%	5/1/18	7,335	7,285
	Bank of America Corp.	5.625%	7/1/20	50,000	48,052
	Bank of America Corp.	5.875%	1/5/21	25,000	24,535
	BankAmerica Capital II	8.000%	12/15/26	49,825	44,843
1	Barclays Bank plc	6.050%	12/4/17	84,816	82,691
2	Citigroup Capital XXI	8.300%	12/21/57	51,620	52,007
1	LBG Capital No.1 plc	7.875%	11/1/20	81,952	70,479
1	Lloyds TSB Bank plc	6.500%	9/14/20	28,730	27,100
	NB Capital Trust IV	8.250%	4/15/27	53,615	49,862

	Finance Companies (9.1%)
	Ally Financial Inc.	8.300%	2/12/15	57,950	60,847
	Ally Financial Inc.	8.000%	3/15/20	120,675	126,105
	Ally Financial Inc.	7.500%	9/15/20	67,975	68,655
	Ally Financial Inc.	8.000%	11/1/31	37,015	37,200
	CIT Group Inc.	7.000%	5/1/15	1	1
1	CIT Group Inc.	7.000%	5/4/15	16,146	16,025
1	CIT Group Inc.	7.000%	5/2/16	98,911	97,922
	CIT Group Inc.	7.000%	5/1/17	1	1
1	CIT Group Inc.	7.000%	5/2/17	170,405	169,127
1	CIT Group Inc.	6.625%	4/1/18	120,655	123,068
	International Lease Finance Corp.	5.650%	6/1/14	20,000	19,300
1	International Lease Finance Corp.	6.500%	9/1/14	37,670	38,894
	International Lease Finance Corp.	8.625%	9/15/15	41,880	43,765
	International Lease Finance Corp.	5.750%	5/15/16	13,311	12,612
1	International Lease Finance Corp.	6.750%	9/1/16	42,895	44,182
	International Lease Finance Corp.	8.750%	3/15/17	38,820	40,955
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	57,556
	International Lease Finance Corp.	6.250%	5/15/19	33,445	31,355
	International Lease Finance Corp.	8.250%	12/15/20	51,121	53,549
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	48,700	47,726
	SLM Corp.	6.250%	1/25/16	80,090	80,897
	SLM Corp.	8.450%	6/15/18	44,100	46,880
	SLM Corp.	8.000%	3/25/20	58,325	60,914

	Insurance (2.1%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	96,859

1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	53,180
[1,2] Metlife Capital Trust IV		7.875%	12/15/67	46,910	49,256
[1,2] MetLife Capital Trust X		9.250%	4/8/68	33,000	38,610
	Provident Cos. Inc.	7.000%	7/15/18	27,310	30,695
	Unum Group	6.750%	12/15/28	16,145	16,165
	Unum Group	7.375%	6/15/32	6,295	6,746

	Other Finance (0.2%)
	Lender Processing Services Inc.	8.125%	7/1/16	25,715	25,329
					2,047,039
Industrial (70.8%)
	Basic Industry (6.6%)
	Alpha Natural Resources Inc.	6.000%	6/1/19	27,945	27,875
	Alpha Natural Resources Inc.	6.250%	6/1/21	13,426	13,258
	Arch Coal Inc.	8.750%	8/1/16	14,090	15,288
	Arch Coal Inc.	7.250%	10/1/20	16,105	16,789
	Arch Western Finance LLC	6.750%	7/1/13	9,301	9,301
	Ashland Inc.	9.125%	6/1/17	24,880	27,803
	Cascades Inc.	7.750%	12/15/17	32,775	32,447
	Cascades Inc.	7.875%	1/15/20	10,620	10,461
[3,4] CDW Extended Bank Loan		4.250%	7/15/17	64,333	60,875
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	12,110
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	13,250
	CF Industries Inc.	6.875%	5/1/18	21,795	24,846
	CF Industries Inc.	7.125%	5/1/20	27,670	32,097
	Chemtura Corp.	7.875%	9/1/18	11,380	11,408
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	28,965	30,920
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	17,600	18,964
	Consol Energy Inc.	8.000%	4/1/17	34,455	37,728
	Consol Energy Inc.	8.250%	4/1/20	49,305	54,112
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	49,711
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	9,429
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	48,750	46,735
1	Georgia-Pacific LLC	7.125%	1/15/17	29,990	31,190
	Georgia-Pacific LLC	8.000%	1/15/24	12,955	17,057
	Lyondell Chemical Co.	8.000%	11/1/17	46,851	52,825
	Methanex Corp.	8.750%	8/15/12	27,260	28,112
	Neenah Paper Inc.	7.375%	11/15/14	20,108	20,108
	Novelis Inc.	8.375%	12/15/17	37,875	41,094
	Novelis Inc.	8.750%	12/15/20	38,965	42,862
	Solutia Inc.	8.750%	11/1/17	13,520	14,737
1	Vedanta Resources plc	8.750%	1/15/14	9,725	9,677
1	Vedanta Resources plc	9.500%	7/18/18	52,840	50,349
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	41,616
	Weyerhaeuser Co.	7.375%	3/15/32	26,800	27,217

	Capital Goods (6.3%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	16,125	16,492
	Ball Corp.	7.125%	9/1/16	3,380	3,659
	Ball Corp.	6.625%	3/15/18	18,800	19,364
	Ball Corp.	7.375%	9/1/19	4,890	5,318
	BE Aerospace Inc.	6.875%	10/1/20	37,830	40,856
1	Bombardier Inc.	7.500%	3/15/18	32,985	36,036
1	Bombardier Inc.	7.750%	3/15/20	28,185	31,004
1	Building Materials Corp. of America	6.875%	8/15/18	14,580	15,236

1 Building Materials Corp. of America	6.750%	5/1/21	19,490	20,270
Case New Holland Inc.	7.750%	9/1/13	23,465	24,990
Case New Holland Inc.	7.875%	12/1/17	91,500	102,937
1 Cemex Finance LLC	9.500%	12/14/16	61,020	53,727
1 Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	40,650
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	107,711	111,244
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	5,350	5,320
1 Huntington Ingalls Industries Inc.	6.875%	3/15/18	27,210	27,482
1 Huntington Ingalls Industries Inc.	7.125%	3/15/21	37,150	37,614
Masco Corp.	6.125%	10/3/16	17,785	17,852
Masco Corp.	5.850%	3/15/17	6,819	6,731
Masco Corp.	6.625%	4/15/18	3,895	3,944
Masco Corp.	7.125%	3/15/20	26,791	26,657
Owens Corning	9.000%	6/15/19	39,840	46,762
1 Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	8.750%	10/15/16	73,325	77,175
1 Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.125%	4/15/19	43,750	44,625
1 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.875%	8/15/19	9,590	10,022
United Rentals North America Inc.	10.875%	6/15/16	29,190	33,131
Vulcan Materials Co.	6.500%	12/1/16	14,610	14,537
Vulcan Materials Co.	7.500%	6/15/21	17,045	16,661

Communication (16.0%)
Belo Corp.	8.000%	11/15/16	9,750	10,530
Cablevision Systems Corp.	8.625%	9/15/17	51,205	55,685
Cablevision Systems Corp.	7.750%	4/15/18	8,085	8,388
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	33,505	35,013
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	38,955	41,390
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	32,147
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	43,862	47,371
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	58,995	58,995
1 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	59,365	62,333
Cincinnati Bell Inc.	8.250%	10/15/17	9,000	9,158
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	9,753
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	51,970
Cricket Communications Inc.	7.750%	5/15/16	24,260	25,048
Cricket Communications Inc.	7.750%	10/15/20	97,250	83,878
CSC Holdings LLC	7.875%	2/15/18	29,580	32,390
CSC Holdings LLC	7.625%	7/15/18	79,045	85,961
CSC Holdings LLC	8.625%	2/15/19	10,520	11,940
1 CSC Holdings LLC	6.750%	11/15/21	26,895	26,895
DISH DBS Corp.	7.875%	9/1/19	11,685	12,795
DISH DBS Corp.	6.750%	6/1/21	118,715	122,276
1 eAccess Ltd.	8.250%	4/1/18	45,835	44,059
1 EH Holding Corp.	6.500%	6/15/19	60,141	61,645

1	EH Holding Corp.	7.625%	6/15/21	9,735	10,124
	Frontier Communications Corp.	8.250%	5/1/14	56,450	60,190
	Frontier Communications Corp.	7.875%	4/15/15	12,182	12,867
	Frontier Communications Corp.	8.250%	4/15/17	20,535	21,972
	Frontier Communications Corp.	8.125%	10/1/18	58,200	61,619
	Frontier Communications Corp.	8.500%	4/15/20	32,295	34,233
	Frontier Communications Corp.	8.750%	4/15/22	14,585	15,387
	GCI Inc.	6.750%	6/1/21	24,144	23,661
1	Inmarsat Finance plc	7.375%	12/1/17	14,580	15,455
	Intelsat Jackson Holdings SA	9.500%	6/15/16	6,705	6,990
1	Intelsat Jackson Holdings SA	7.250%	4/1/19	42,330	42,542
	Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	14,907
1	Intelsat Jackson Holdings SA	7.250%	10/15/20	117,065	117,650
1	Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	44,120
	Lamar Media Corp.	6.625%	8/15/15	18,680	18,773
	Lamar Media Corp.	7.875%	4/15/18	11,890	12,395
	Liberty Interactive LLC	8.500%	7/15/29	14,595	14,157
	Liberty Interactive LLC	8.250%	2/1/30	46,115	44,732
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	47,845	48,802
	MetroPCS Wireless Inc.	7.875%	9/1/18	45,685	46,370
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	72,010
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	53,251
	NII Capital Corp.	7.625%	4/1/21	23,835	24,699
	Quebecor Media Inc.	7.750%	3/15/16	48,600	49,936
2	Quebecor Media Inc.	7.750%	3/15/16	49,585	50,949
	Qwest Corp.	6.875%	9/15/33	24,815	24,691
	SBA Telecommunications Inc.	8.000%	8/15/16	19,855	20,699
	SBA Telecommunications Inc.	8.250%	8/15/19	23,260	25,063
1	Sinclair Television Group Inc.	9.250%	11/1/17	31,400	34,148
1	UPCB Finance III Ltd.	6.625%	7/1/20	46,971	46,778
	Videotron Ltee	9.125%	4/15/18	25,380	27,855
	Virgin Media Secured Finance plc	6.500%	1/15/18	24,300	26,873
1	Wind Acquisition Finance SA	11.750%	7/15/17	75,775	74,259
	Windstream Corp.	7.875%	11/1/17	42,820	46,406
	Windstream Corp.	8.125%	9/1/18	22,355	24,088
	Windstream Corp.	7.000%	3/15/19	9,720	9,769
	Windstream Corp.	7.750%	10/15/20	38,950	40,751

	Consumer Cyclical (13.5%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	22,958
	AMC Entertainment Inc.	8.750%	6/1/19	52,420	55,303
[3,4] Burger King Corp. Bank Loan		4.500%	10/19/16	34,088	33,889
	Cinemark USA Inc.	8.625%	6/15/19	7,305	7,944
1	CityCenter Holdings LLC / CityCenter Finance
	Corp.	7.625%	1/15/16	47,509	49,409
1	Delphi Corp.	5.875%	5/15/19	34,727	34,901
1	Delphi Corp.	6.125%	5/15/21	25,270	25,523
	Ford Motor Co.	6.625%	10/1/28	28,761	29,840
	Ford Motor Co.	7.450%	7/16/31	27,255	32,297
	Ford Motor Credit Co. LLC	7.000%	10/1/13	101,970	109,108
	Ford Motor Credit Co. LLC	8.000%	12/15/16	47,520	54,410
	Ford Motor Credit Co. LLC	6.625%	8/15/17	34,755	37,883
	Ford Motor Credit Co. LLC	5.000%	5/15/18	48,255	48,979
	Ford Motor Credit Co. LLC	8.125%	1/15/20	55,475	66,847
1	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	43,576
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	6,392	7,111

Goodyear Tire & Rubber Co.	8.250%	8/15/20	44,470	47,694
Hanesbrands Inc.	8.000%	12/15/16	22,835	24,719
Hanesbrands Inc.	6.375%	12/15/20	32,850	33,014
Host Hotels & Resorts LP	6.375%	3/15/15	24,315	24,801
Host Hotels & Resorts LP	6.750%	6/1/16	7,790	8,024
1 Host Hotels & Resorts LP	5.875%	6/15/19	31,470	32,021
Host Hotels & Resorts LP	6.000%	11/1/20	52,725	54,307
Hyatt Hotels Corp.	3.875%	8/15/16	5,845	5,855
Limited Brands, Inc.	8.500%	6/15/19	4,860	5,674
Limited Brands, Inc.	7.000%	5/1/20	22,210	23,820
Ltd Brands Inc.	6.625%	4/1/21	42,435	44,451
Macy's Retail Holdings Inc.	7.450%	7/15/17	23,820	28,191
Macy's Retail Holdings Inc.	7.000%	2/15/28	15,385	16,839
Macy's Retail Holdings Inc.	6.700%	9/15/28	9,140	9,442
Macy's Retail Holdings Inc.	6.900%	4/1/29	10,988	11,889
Macy's Retail Holdings Inc.	6.700%	7/15/34	6,855	7,557
MGM Resorts International	6.750%	9/1/12	16,575	16,596
MGM Resorts International	10.375%	5/15/14	35,945	40,079
MGM Resorts International	11.125%	11/15/17	18,780	21,221
MGM Resorts International	9.000%	3/15/20	32,095	35,224
1 NAI Entertainment Holdings LLC	8.250%	12/15/17	6,446	6,784
Navistar International Corp.	8.250%	11/1/21	50,401	54,559
Neiman Marcus Group Inc.	10.375%	10/15/15	29,995	31,195
Neiman Marcus Group Inc.	7.125%	6/1/28	29,205	26,942
PVH Corp.	7.375%	5/15/20	22,985	24,824
1 QVC Inc.	7.500%	10/1/19	66,400	72,210
Regal Cinemas Corp.	8.625%	7/15/19	24,300	25,880
Rite Aid Corp.	9.750%	6/12/16	23,335	25,377
Rite Aid Corp.	8.000%	8/15/20	29,250	31,809
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	28,615
Service Corp. International	7.375%	10/1/14	11,630	12,648
Service Corp. International	6.750%	4/1/16	22,998	24,493
Service Corp. International	7.000%	6/15/17	38,900	42,012
Service Corp. International	7.625%	10/1/18	35,040	38,544
Tenneco Inc.	7.750%	8/15/18	8,215	8,564
Tenneco Inc.	6.875%	12/15/20	29,075	29,584
1 TRW Automotive Inc.	7.000%	3/15/14	82,555	87,302
1 TRW Automotive Inc.	7.250%	3/15/17	44,280	48,154
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	34,000	37,060
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	14,590	15,903
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	73,000	80,117

Consumer Noncyclical (12.2%)
ARAMARK Corp.	8.500%	2/1/15	98,490	102,676
1 ARAMARK Holdings Corp.	8.625%	5/1/16	23,505	24,269
1 BFF International Ltd.	7.250%	1/28/20	58,475	63,086
Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	13,984
Biomet Inc.	10.000%	10/15/17	63,880	68,671
Biomet Inc.	11.625%	10/15/17	16,995	18,355
CHS/Community Health Systems Inc.	8.875%	7/15/15	116,215	118,975
Constellation Brands Inc.	7.250%	9/1/16	65,188	71,381
Constellation Brands Inc.	7.250%	5/15/17	26,605	29,133
DaVita Inc.	6.375%	11/1/18	35,482	35,659
DaVita Inc.	6.625%	11/1/20	21,385	21,492

[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/18/18	50,932	49,659
	Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	34,720	37,498
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,092
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	38,975	39,365
1	Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	32,390
	HCA Inc.	5.750%	3/15/14	9,135	9,272
	HCA Inc.	6.375%	1/15/15	96,955	99,137
	HCA Inc.	6.500%	2/15/16	69,575	70,271
	HCA Inc.	9.875%	2/15/17	24,631	26,971
	HCA Inc.	8.500%	4/15/19	23,905	26,176
	HCA Inc.	6.500%	2/15/20	131,895	137,830
	HCA Inc.	7.690%	6/15/25	4,510	4,127
1	Hypermarcas SA	6.500%	4/20/21	45,515	43,876
1	IMS Health Inc.	12.500%	3/1/18	76,475	82,593
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,158
1	Mylan Inc.	6.000%	11/15/18	67,840	70,893
	Smithfield Foods Inc.	10.000%	7/15/14	28,070	32,842
1	STHI Holding Corp.	8.000%	3/15/18	18,890	19,173
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,373
	Tenet Healthcare Corp.	9.000%	5/1/15	43,890	46,962
	Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,649
	Tenet Healthcare Corp.	8.875%	7/1/19	29,325	33,284
	Tyson Foods Inc.	6.850%	4/1/16	37,025	40,080
1	Valeant Pharmaceuticals International	6.500%	7/15/16	34,265	33,922
1	Valeant Pharmaceuticals International	6.750%	10/1/17	13,600	13,430
1	Valeant Pharmaceuticals International	7.000%	10/1/20	14,550	14,314
1	Valeant Pharmaceuticals International	6.750%	8/15/21	36,030	34,769
	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	93,262	96,759

	Energy (7.1%)
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	18,245
	Chesapeake Energy Corp.	6.625%	8/15/20	24,350	26,298
	Chesapeake Energy Corp.	6.125%	2/15/21	65,310	68,086
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,438
	Concho Resources Inc.	6.500%	1/15/22	26,217	27,462
	Denbury Resources Inc.	8.250%	2/15/20	19,004	21,047
	Denbury Resources Inc.	6.375%	8/15/21	12,445	12,818
	Encore Acquisition Co.	9.500%	5/1/16	37,295	41,304
1	Expro Finance Luxembourg SCA	8.500%	12/15/16	69,410	67,598
1	Harvest Operations Corp.	6.875%	10/1/17	46,280	47,784
	Hornbeck Offshore Services Inc.	6.125%	12/1/14	36,695	37,016
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	16,855
	Newfield Exploration Co.	6.625%	4/15/16	23,985	24,645
	Newfield Exploration Co.	7.125%	5/15/18	56,260	59,636
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,652
	Newfield Exploration Co.	5.750%	1/30/22	26,890	28,403
	Offshore Group Investments Ltd.	11.500%	8/1/15	58,707	64,048
1	Offshore Group Investments Ltd.	11.500%	8/1/15	12,395	13,523
	Peabody Energy Corp.	7.375%	11/1/16	69,675	75,597
	Peabody Energy Corp.	7.875%	11/1/26	47,685	52,811
	Petrohawk Energy Corp.	7.250%	8/15/18	4,885	5,593
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	37,963
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	74,525
	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	41,477
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	13,691
	Range Resources Corp.	7.500%	10/1/17	19,450	20,812

	Range Resources Corp.	6.750%	8/1/20	13,580	15,074
	Range Resources Corp.	5.750%	6/1/21	44,365	47,249

	Other Industrial (0.5%)
	Virgin Media Finance plc	9.500%	8/15/16	43,375	48,255
	Virgin Media Finance plc	8.375%	10/15/19	14,560	16,198

	Technology (7.3%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	9,706
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	13,560
1	CDW LLC / CDW Finance Corp.	8.250%	12/15/18	38,650	39,809
1	CommScope Inc.	8.250%	1/15/19	48,700	47,726
	Equinix Inc.	8.125%	3/1/18	35,120	38,544
	Equinix Inc.	7.000%	7/15/21	25,205	26,717
	Fidelity National Information Services Inc.	7.625%	7/15/17	17,280	18,792
	Fidelity National Information Services Inc.	7.875%	7/15/20	18,685	20,460
[3,4] First Data 2018 Dollar Term Loan		4.245%	9/24/14	48,433	41,725
1	First Data Corp.	7.375%	6/15/19	12,100	12,009
1	First Data Corp.	8.250%	1/15/21	65,975	62,676
	Freescale Semiconductor Inc.	8.875%	12/15/14	20,561	20,972
1	Freescale Semiconductor Inc.	10.125%	3/15/18	50,621	55,683
1	Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	31,487
[3,4] Freescale Semiconductor, Inc. Bank Loan		4.489%	12/1/16	57,927	55,610
	Iron Mountain Inc.	7.750%	10/1/19	34,055	35,332
	Iron Mountain Inc.	8.000%	6/15/20	22,340	23,234
	Iron Mountain Inc.	8.375%	8/15/21	43,695	45,771
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	11,893
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,133
	Jabil Circuit Inc.	5.625%	12/15/20	8,580	8,516
	Seagate HDD Cayman	6.875%	5/1/20	64,225	63,583
1	Seagate HDD Cayman	7.000%	11/1/21	22,265	22,042
	Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	34,233
1	Seagate Technology International	10.000%	5/1/14	32,397	36,690
1	Sensata Technologies BV	6.500%	5/15/19	49,619	48,689
1	Sorenson Communications Inc.	10.500%	2/1/15	46,240	29,825
	SunGard Data Systems Inc.	10.250%	8/15/15	39,958	41,556
	SunGard Data Systems Inc.	7.375%	11/15/18	53,200	54,397
	SunGard Data Systems Inc.	7.625%	11/15/20	49,111	50,216
1	Unisys Corp.	12.750%	10/15/14	20,676	23,105

	Transportation (1.3%)
	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	26,038	27,080
	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	20,144	19,539
	Hertz Corp.	8.875%	1/1/14	7,124	7,195
	Hertz Corp.	6.750%	4/15/19	74,305	75,977
	Hertz Corp.	7.375%	1/15/21	49,345	50,702
					9,968,143
Utilities (7.9%)
	Electric (4.8%)
	AES Corp.	7.750%	10/15/15	44,790	48,037
	AES Corp.	8.000%	10/15/17	45,766	50,228
	AES Corp.	8.000%	6/1/20	19,980	22,028
1	Calpine Corp.	7.250%	10/15/17	121,118	125,054
1	Calpine Corp.	7.500%	2/15/21	51,135	53,948
1	Dolphin Subsidiary II Inc.	6.500%	10/15/16	14,550	15,678

1	Dolphin Subsidiary II Inc.	7.250%	10/15/21	37,505	40,599
	GenOn Energy Inc.	7.875%	6/15/17	10,000	10,175
	Homer City Funding LLC	8.734%	10/1/26	47,523	39,682
1	Intergen NV	9.000%	6/30/17	57,635	59,436
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,124
1	Ipalco Enterprises Inc.	5.000%	5/1/18	14,510	14,655
	Midwest Generation LLC	8.560%	1/2/16	7,764	7,803
	NRG Energy Inc.	7.375%	1/15/17	63,682	66,229
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	58,620	49,241
[3,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	4.742%	10/10/17	45,329	30,801
[3,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	4.772%	10/10/17	48,214	32,762

	Natural Gas (3.1%)
	El Paso Corp.	7.000%	6/15/17	21,395	23,909
	El Paso Corp.	7.250%	6/1/18	66,150	73,592
	El Paso Corp.	6.500%	9/15/20	41,485	45,322
	El Paso Corp.	7.750%	1/15/32	10,640	12,289
	Energy Transfer Equity LP	7.500%	10/15/20	78,360	84,629
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	50,335	45,050
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	45,556
	Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	15,300
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	10,715	11,063
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	53,176	54,373
1	NGPL PipeCo LLC	7.119%	12/15/17	21,385	22,473

					1,113,036
Total Corporate Bonds (Cost $12,560,463)					13,128,218
				Shares
Equities (1.3%)
	Citigroup Capital XIII Pfd.			5,301,250	143,187
	GMAC Capital Trust I Pfd.			1,987,800	41,644
*	MediaNews Group Inc. Warrants Exp.
	03/19/2017			73,622	—
Total Equities (Cost $211,593)					184,831
Temporary Cash Investments (2.0%)
				Face
				Amount
				($000)
Repurchase Agreements (2.0%)
	Bank of America Securities, LLC
	(Dated 10/31/11, Repurchase Value
	$137,700,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.304%-4.00%,
	9/1/40-1/1/41 and Federal National
	Mortgage Assn. 4.000%, 10/1/41)	0.110%	11/1/11	137,700	137,700
	Deutsche Bank Securities, Inc.
	(Dated 10/31/11, Repurchase Value
	$146,800,000, collateralized by Federal
	National Mortgage Assn. 5.500%, 5/1/40)	0.110%	11/1/11	146,800	146,800
Total Temporary Cash Investments (Cost $284,500)					284,500

Total Investments (98.8%) (Cost $13,357,821)	13,913,057
Other Assets and Liabilities-Net (1.2%)	166,309
Net Assets (100%)	14,079,366

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $4,076,274,000, representing 29.0% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2011, the aggregate value of these securities was $305,321,000, representing 2.2% of net assets.
4 Adjustable-rate security.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	315,508	—
Corporate Bonds	—	13,128,218	—
Equities	184,831	—	—
Temporary Cash Investments	—	284,500	—
Total	184,831	13,728,226	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2011:

Investments in
Corporate Bonds
Amount valued based on Level 3 Inputs	($000)
Balance as of January 31, 2011	3
Transfers out of Level 3	(3)
Balance as of October 31, 2011	—

C. At October 31, 2011, the cost of investment securities for tax purposes was $13,357,821,000. Net unrealized appreciation of investment securities for tax purposes was $555,236,000, consisting of unrealized gains of $703,825,000 on securities that had risen in value since their purchase and $148,589,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.4%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	1.375%	2/15/13	9,000	9,135
	United States Treasury Note/Bond	0.625%	2/28/13	25,000	25,141
	United States Treasury Note/Bond	1.375%	5/15/13	75,000	76,324
	United States Treasury Note/Bond	1.250%	2/15/14	21,830	22,301
	United States Treasury Note/Bond	1.875%	4/30/14	100,000	103,828
	United States Treasury Note/Bond	1.000%	5/15/14	99,332	100,977
	United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,258
	United States Treasury Note/Bond	2.625%	6/30/14	13,010	13,791
	United States Treasury Note/Bond	4.125%	5/15/15	28,000	31,518
	United States Treasury Note/Bond	1.250%	8/31/15	24,868	25,474
	United States Treasury Note/Bond	1.250%	9/30/15	50,000	51,172
1	United States Treasury Note/Bond	9.875%	11/15/15	9,000	12,302
	United States Treasury Note/Bond	2.250%	3/31/16	59,896	63,696
	United States Treasury Note/Bond	2.375%	3/31/16	2,000	2,136
	United States Treasury Note/Bond	2.000%	4/30/16	109,335	115,041
2	United States Treasury Note/Bond	2.625%	4/30/16	4,700	5,072
	United States Treasury Note/Bond	1.000%	9/30/16	15,000	15,030
	United States Treasury Note/Bond	2.875%	3/31/18	65,000	70,931
	United States Treasury Note/Bond	3.875%	5/15/18	20,000	23,059
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,888
	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,742
	United States Treasury Note/Bond	3.375%	11/15/19	32,810	36,763
	United States Treasury Note/Bond	3.625%	2/15/21	50,000	56,820
	United States Treasury Note/Bond	3.125%	5/15/21	50,000	54,555
	United States Treasury Note/Bond	2.125%	8/15/21	205,000	204,873
	United States Treasury Note/Bond	5.000%	5/15/37	5,000	6,727
					1,136,554
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4] Freddie Mac Non Gold Pool		2.375%	8/1/32	596	621
[3,4] Freddie Mac Non Gold Pool		2.643%	9/1/32	269	276
					897
Total U.S. Government and Agency Obligations (Cost $1,092,880)					1,137,451
Asset-Backed/Commercial Mortgage-Backed Securities (11.2%)
3,5	Ally Auto Receivables Trust	2.690%	2/15/17	3,250	3,312
3,5	Ally Master Owner Trust	3.470%	4/15/15	3,900	3,995
3,5	Ally Master Owner Trust	3.870%	4/15/15	1,800	1,845
3,5	Ally Master Owner Trust	4.250%	4/15/17	3,100	3,355
3,5	Ally Master Owner Trust	4.590%	4/15/17	3,280	3,491
3,6	Ally Master Owner Trust	1.313%	8/15/17	43,450	43,640
3,5,6 Ally Master Owner Trust		1.793%	8/15/17	8,100	8,093
3,5,6 Ally Master Owner Trust		2.193%	8/15/17	6,160	6,149
3,5,6	American Express Credit Account Master
	Trust	0.913%	12/15/16	1,000	989
3,5	Americold LLC Trust	4.954%	1/14/29	1,150	1,218
3,5	Americold LLC Trust	6.811%	1/14/29	5,540	5,453
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	1,480	1,505
3,5,6 Arkle Master Issuer plc		1.542%	5/17/60	17,670	17,604
3,5,6 Arran Residential Mortgages Funding plc		1.690%	5/16/47	8,640	8,644

3,5,6	Arran Residential Mortgages Funding plc	1.746%	11/19/47	11,900	11,920
5	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,220
3,6	BA Credit Card Trust	0.533%	6/16/14	2,205	2,203
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	24,950	27,594
3,6	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.645%	4/10/49	26,887	28,912
3,6	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.205%	2/10/51	31,812	35,628
3,5,6	Bank of America Student Loan Trust	1.218%	2/25/43	30,355	30,288
3,6	Bank One Issuance Trust	1.043%	2/15/17	1,200	1,189
3,6	Bear Stearns Commercial Mortgage
	Securities	5.715%	6/11/40	35,740	39,046
3	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	6,369	6,383
3	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	9,509	9,645
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	10,845	11,167
3,6	Brazos Higher Education Authority	0.558%	6/25/26	5,720	5,290
3,6	Brazos Higher Education Authority	1.212%	5/25/29	4,536	4,529
3,6	Brazos Higher Education Authority	1.112%	2/25/30	25,900	25,659
5	Canadian Imperial Bank of Commerce	2.600%	7/2/15	2,500	2,608
3,6	Capital One Multi-Asset Execution Trust	0.543%	11/17/14	13,760	13,739
3,6	Capital One Multi-Asset Execution Trust	2.493%	7/15/16	16,374	16,529
3,6	Capital One Multi-Asset Execution Trust	1.293%	12/15/16	1,988	1,950
3,6	Capital One Multi-Asset Execution Trust	0.293%	11/15/19	1,130	1,103
3,6	Capital One Multi-Asset Execution Trust	0.323%	12/16/19	80,585	78,688
3,6	Capital One Multi-Asset Execution Trust	0.283%	7/15/20	46,699	45,319
3,5,6	CFCRE Commercial Mortgage Trust	5.552%	4/15/44	2,900	2,463
3,5,6	CFCRE Commercial Mortgage Trust	5.552%	4/15/44	1,050	829
3,6	Chase Issuance Trust	0.703%	4/15/19	5,700	5,453
3,5	Chrysler Financial Auto Securitization Trust	6.250%	5/8/14	5,600	5,652
3,5	Chrysler Financial Auto Securitization Trust	5.570%	8/8/14	5,600	5,670
3,5	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	3,300	3,379
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	7,300	7,386
3,6	Citibank Credit Card Issuance Trust	0.653%	7/15/14	34,895	34,777
3,6	Citibank Credit Card Issuance Trust	0.645%	2/20/15	11,355	11,253
3,6	Citibank Credit Card Issuance Trust	0.715%	3/24/17	1,520	1,476
3,6	Citibank Credit Card Issuance Trust	1.620%	5/20/20	11,800	12,618
3,5,6	Citibank Omni Master Trust	2.993%	8/15/18	4,125	4,354
3,5	Citibank Omni Master Trust	5.350%	8/15/18	16,845	18,608
3,5	Citibank Omni Master Trust	4.900%	11/15/18	64,185	70,532
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	6,650	7,376
3	Citigroup Commercial Mortgage Trust	5.697%	12/10/49	13,000	13,134
3,5	CLI Funding LLC	4.500%	3/18/26	2,845	2,847
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	5,419	5,442
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	10,420	11,403
3	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	13,084	14,372
3	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	9,163	9,224
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,543	8,677
3,5,6	DBUBS Mortgage Trust	5.446%	7/10/44	5,840	4,902
3	Ford Credit Auto Lease Trust	1.420%	1/15/15	6,800	6,800
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,039
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,260

3,5,6	Ford Credit Floorplan Master Owner Trust	2.493%	12/15/14	7,280	7,360
3,5,6	Ford Credit Floorplan Master Owner Trust	2.893%	12/15/14	37,130	37,613
3,5,6	Ford Credit Floorplan Master Owner Trust	1.943%	2/15/17	20,990	21,545
3,5	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	7,440	8,051
3,5	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	8,785	9,395
3,5,6	Fosse Master Issuer plc	1.905%	10/18/54	31,000	30,933
5	FUEL Trust	3.984%	6/15/16	7,800	7,663
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	28,700	31,705
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	819	819
3,5	Great America Leasing Receivables	2.340%	4/15/16	1,500	1,527
3	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	23,150	24,713
3	Greenwich Capital Commercial Funding
	Corp.	5.876%	7/10/38	40,015	43,994
3,5	GS Mortgage Securities Corp. II	3.215%	2/10/21	5,290	5,057
3,5	GS Mortgage Securities Corp. II	3.563%	2/10/21	1,850	1,737
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	8,263	8,359
3,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	13,213	14,259
5,6	GS Mortgage Securities Corp. II	5.230%	12/10/43	1,370	1,156
3,5	GS Mortgage Securities Corp. II	5.543%	3/10/44	2,650	2,225
3,5	Hertz Vehicle Financing LLC	3.740%	2/25/17	28,500	29,446
3,5	Hertz Vehicle Financing LLC	3.290%	3/25/18	7,500	7,495
3,5,6	Holmes Master Issuer plc	1.803%	10/15/54	7,380	7,395
6	Illinois Student Assistance Commission	1.468%	4/25/22	25,700	25,456
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	15,845	17,782
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	20,045	21,906
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	10,030	10,767
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	1,250	1,252
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.069%	11/15/43	1,175	1,180
3,5,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.531%	11/15/43	2,313	2,014
3,5,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.531%	11/15/43	2,730	2,287
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/15/46	6,550	6,796
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/15/46	3,340	3,457
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	6,170	5,123
3,5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.533%	2/15/46	6,255	5,095
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	30,084	32,323
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	13,263	13,543
3	LB-UBS Commercial Mortgage Trust	5.869%	6/15/38	11,500	12,828
3	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	35,211	38,229
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,000	38,687
3,6	MBNA Credit Card Master Note Trust	1.593%	10/15/14	875	877
3,6	MBNA Credit Card Master Note Trust	0.663%	7/15/15	24,379	24,166
3,6	MBNA Credit Card Master Note Trust	1.593%	3/15/16	3,430	3,441
3,6	MBNA Credit Card Master Note Trust	1.143%	11/15/16	16,655	16,499

3	Merrill Lynch Mortgage Trust	5.723%	6/12/50	10,322	10,460
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	15,970
3	Morgan Stanley Capital I	5.640%	6/11/42	24,100	24,386
3,5,6	Morgan Stanley Capital I	5.256%	9/15/47	2,690	2,285
3,5,6	Navistar Financial Dealer Note Master Trust	1.695%	10/26/15	10,550	10,598
6	North Carolina Education Assistance
	Authority Student Loan Revenue	1.318%	1/26/26	5,500	5,395
3,5,6	Permanent Master Issuer plc	1.553%	7/15/42	13,120	13,080
3,5,6	Silverstone Master Issuer plc	1.912%	1/21/55	40,850	41,011
3,6	SLM Student Loan Trust	0.518%	4/25/25	6,000	5,782
3,6	SLM Student Loan Trust	0.518%	10/25/25	9,200	8,761
3,6	SLM Student Loan Trust	0.528%	10/27/25	6,500	6,072
3,6	SLM Student Loan Trust	0.508%	1/26/26	24,625	22,832
3,6	SLM Student Loan Trust	0.528%	1/25/27	3,000	2,791
3,5	SLM Student Loan Trust	4.370%	4/17/28	1,700	1,765
3,5	SLM Student Loan Trust	3.740%	2/15/29	10,500	10,445
3,5,6	SMART Trust	1.743%	12/14/15	21,200	21,403
3,5	SMART Trust	2.520%	11/14/16	5,000	5,061
3,5	SMART Trust	2.310%	4/14/17	1,750	1,769
3,5	Sonic Capital LLC	5.438%	5/20/41	5,234	5,354
3,6	South Carolina Student Loan Corp.	1.418%	7/25/25	21,200	20,949
3,5	TAL Advantage LLC	4.310%	5/20/26	4,456	4,502
3,5	Textainer Marine Containers Ltd.	4.700%	6/15/26	3,383	3,342
3,5	Tidewater Auto Receivables Trust	5.920%	5/15/17	2,917	2,935
3,5,6	Volkswagen Credit Auto Master Trust	0.925%	9/20/16	18,000	17,997
3,5	Volvo Financial Equipment LLC	2.990%	5/15/17	3,700	3,728
3,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	13,360	14,719
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,743	8,889
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	40,425	43,724
3,5,6	WF-RBS Commercial Mortgage Trust	5.335%	3/15/44	5,000	4,189
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,649,180)					1,717,177
Corporate Bonds (76.6%)
Finance (32.8%)
	Banking (20.6%)
5	Abbey National Treasury Services plc	3.875%	11/10/14	4,550	4,358
	Abbey National Treasury Services plc	4.000%	4/27/16	10,500	10,047
	AgriBank FCB	9.125%	7/15/19	5,000	6,256
	American Express Bank FSB	6.000%	9/13/17	4,250	4,838
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,397
	American Express Centurion Bank	6.000%	9/13/17	38,060	42,959
	American Express Co.	5.500%	9/12/16	6,070	6,866
	American Express Co.	7.000%	3/19/18	29,000	34,660
	American Express Co.	8.125%	5/20/19	24,909	32,048
	American Express Credit Corp.	2.750%	9/15/15	6,200	6,296
5	ANZ Capital Trust II	5.360%	11/29/49	3,000	2,940
	Astoria Financial Corp.	5.750%	10/15/12	9,000	9,308
5	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	5,000	5,321
5	Banco Santander Chile	5.375%	12/9/14	4,000	4,133
5	Banco Votorantim SA	5.250%	2/11/16	12,000	12,021
	Bank of America Corp.	3.625%	3/17/16	5,000	4,775
	Bank of America Corp.	3.750%	7/12/16	5,000	4,774
	Bank of America Corp.	6.500%	8/1/16	11,375	11,888
	Bank of America Corp.	5.420%	3/15/17	7,300	6,935
	Bank of America Corp.	6.000%	9/1/17	1,750	1,779
	Bank of America Corp.	5.750%	12/1/17	22,500	22,411
	Bank of America Corp.	5.650%	5/1/18	15,000	14,897
	Bank of America Corp.	7.625%	6/1/19	11,000	12,060

	Bank of America Corp.	5.625%	7/1/20	14,500	13,935
	Bank of America Corp.	5.875%	1/5/21	6,500	6,379
	Bank of America Corp.	5.000%	5/13/21	7,000	6,564
	Bank of America NA	5.300%	3/15/17	8,877	8,627
	Bank of America NA	6.100%	6/15/17	5,000	4,949
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,500	10,280
	Bank of New York Mellon Corp.	2.300%	7/28/16	2,500	2,523
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,174
	Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	10,786
	Bank of New York Mellon Corp.	4.600%	1/15/20	2,500	2,661
	Bank of New York Mellon Corp.	4.150%	2/1/21	7,000	7,210
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,495	16,588
	Bank of Nova Scotia	4.375%	1/13/21	8,000	8,789
5	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	15,000	15,161
	Bank One Corp.	4.900%	4/30/15	15,000	15,782
	Barclays Bank plc	5.000%	9/22/16	10,000	10,646
5	Barclays Bank plc	6.050%	12/4/17	26,307	25,648
	Barclays Bank plc	6.750%	5/22/19	34,030	39,140
	Barclays Bank plc	5.125%	1/8/20	51,625	54,018
[3,5] Barclays Bank plc		5.926%	9/29/49	10,000	8,115
	BB&T Corp.	5.200%	12/23/15	6,380	6,977
	BB&T Corp.	3.200%	3/15/16	3,490	3,601
	BB&T Corp.	4.900%	6/30/17	15,300	16,605
	BB&T Corp.	6.850%	4/30/19	22,714	27,654
5	BBVA Bancomer SA	6.500%	3/10/21	15,000	14,870
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,345	10,183
	Bear Stearns Cos. LLC	6.400%	10/2/17	17,000	19,753
	Bear Stearns Cos. LLC	7.250%	2/1/18	19,035	22,489
5	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	4.800%	6/24/15	17,000	16,363
	BNP Paribas SA	3.600%	2/23/16	5,000	5,008
	BNP Paribas SA	5.000%	1/15/21	51,000	51,892
	BNY Mellon NA	4.750%	12/15/14	5,000	5,432
	Branch Banking & Trust Co.	5.625%	9/15/16	4,750	5,352
[5,6] BTMU Curacao Holdings NV		0.671%	12/19/16	10,790	10,762
	Capital One Bank USA NA	8.800%	7/15/19	10,000	11,887
	Capital One Financial Corp.	3.150%	7/15/16	1,950	1,986
	Capital One Financial Corp.	4.750%	7/15/21	4,000	4,219
	Citigroup Inc.	5.000%	9/15/14	12,000	12,268
	Citigroup Inc.	6.010%	1/15/15	9,840	10,533
	Citigroup Inc.	4.750%	5/19/15	10,000	10,438
	Citigroup Inc.	4.700%	5/29/15	12,705	13,042
	Citigroup Inc.	5.300%	1/7/16	10,000	10,571
	Citigroup Inc.	3.953%	6/15/16	2,730	2,800
	Citigroup Inc.	5.850%	8/2/16	10,000	10,811
	Citigroup Inc.	6.125%	11/21/17	26,318	29,181
	Citigroup Inc.	6.125%	5/15/18	15,000	16,552
	Citigroup Inc.	8.500%	5/22/19	28,517	35,335
	Citigroup Inc.	5.375%	8/9/20	16,000	17,073
3,5,7Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Comerica Bank	5.700%	6/1/14	18,000	19,441
	Comerica Bank	5.750%	11/21/16	4,000	4,381
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.500%	1/11/21	15,000	16,501
3	Credit Suisse AG	5.860%	5/29/49	19,228	16,536
	Credit Suisse New York	6.000%	2/15/18	60,692	63,287
	Credit Suisse New York	5.300%	8/13/19	46,000	49,572

Credit Suisse New York	5.400%	1/14/20	36,000	36,182
Credit Suisse New York	4.375%	8/5/20	32,500	33,098
Credit Suisse USA Inc.	5.125%	8/15/15	2,000	2,143
Deutsche Bank AG	6.000%	9/1/17	33,000	37,579
Discover Bank	8.700%	11/18/19	10,000	11,467
Discover Bank	7.000%	4/15/20	3,665	3,823
Fifth Third Bancorp	3.625%	1/25/16	7,000	7,193
Fifth Third Bank	4.750%	2/1/15	31,825	33,325
3 Fifth Third Capital Trust IV	6.500%	4/15/67	5,000	4,869
First Horizon National Corp.	5.375%	12/15/15	7,350	7,427
First Tennessee Bank NA	5.050%	1/15/15	5,000	5,006
Goldman Sachs Group Inc.	3.700%	8/1/15	4,725	4,733
Goldman Sachs Group Inc.	5.625%	1/15/17	9,000	9,389
Goldman Sachs Group Inc.	6.250%	9/1/17	12,000	13,047
Goldman Sachs Group Inc.	5.950%	1/18/18	18,000	18,929
Goldman Sachs Group Inc.	6.150%	4/1/18	15,075	16,065
Goldman Sachs Group Inc.	7.500%	2/15/19	26,500	29,740
Goldman Sachs Group Inc.	5.375%	3/15/20	15,000	15,255
Goldman Sachs Group Inc.	6.000%	6/15/20	14,500	15,264
Goldman Sachs Group Inc.	5.250%	7/27/21	24,250	24,373
HSBC Bank USA NA	4.625%	4/1/14	22,000	22,792
HSBC Bank USA NA	4.875%	8/24/20	18,000	17,550
HSBC Holdings plc	5.100%	4/5/21	30,000	32,539
HSBC USA Inc.	5.000%	9/27/20	20,000	20,097
Huntington Bancshares Inc.	7.000%	12/15/20	7,500	8,370
5 ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,688
5 Intesa Sanpaolo SPA	3.625%	8/12/15	8,350	7,555
JPMorgan Chase & Co.	4.875%	3/15/14	6,440	6,763
JPMorgan Chase & Co.	3.700%	1/20/15	5,650	5,862
JPMorgan Chase & Co.	3.450%	3/1/16	6,000	6,102
JPMorgan Chase & Co.	3.150%	7/5/16	11,125	11,097
JPMorgan Chase & Co.	6.125%	6/27/17	10,000	10,908
JPMorgan Chase & Co.	6.000%	1/15/18	31,000	34,621
JPMorgan Chase & Co.	6.300%	4/23/19	24,150	27,271
JPMorgan Chase & Co.	4.950%	3/25/20	18,000	19,035
JPMorgan Chase & Co.	4.400%	7/22/20	33,635	34,042
JPMorgan Chase & Co.	4.250%	10/15/20	32,000	32,161
JPMorgan Chase & Co.	4.625%	5/10/21	4,000	4,072
JPMorgan Chase & Co.	4.350%	8/15/21	28,500	28,426
JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	10,840
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	6,930
JPMorgan Chase Bank NA	6.000%	10/1/17	15,380	16,625
KeyBank NA	4.950%	9/15/15	18,000	19,064
KeyBank NA	5.450%	3/3/16	2,500	2,679
KeyCorp	5.100%	3/24/21	10,000	10,548
Lloyds TSB Bank plc	4.875%	1/21/16	9,500	9,779
Lloyds TSB Bank plc	6.375%	1/21/21	61,100	65,687
M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	4,149
6 Manufacturers & Traders Trust Co.	1.872%	4/1/13	2,750	2,739
Manufacturers & Traders Trust Co.	6.625%	12/4/17	18,555	21,469
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,150	7,031
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	6,818
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	7,949
Merrill Lynch & Co. Inc.	6.875%	4/25/18	21,005	21,817
Morgan Stanley	6.000%	4/28/15	3,000	3,130
Morgan Stanley	3.800%	4/29/16	11,250	10,885
Morgan Stanley	5.750%	10/18/16	2,500	2,586

	Morgan Stanley	5.450%	1/9/17	10,000	10,163
	Morgan Stanley	5.550%	4/27/17	11,800	11,868
	Morgan Stanley	6.250%	8/28/17	3,825	3,974
	Morgan Stanley	5.950%	12/28/17	16,000	16,305
	Morgan Stanley	6.625%	4/1/18	21,150	22,081
	Morgan Stanley	7.300%	5/13/19	15,000	16,146
	Morgan Stanley	5.625%	9/23/19	18,000	17,844
	Morgan Stanley	5.500%	1/26/20	10,000	9,978
	Morgan Stanley	5.500%	7/24/20	5,000	4,968
	Morgan Stanley	5.750%	1/25/21	17,000	16,840
	Morgan Stanley	5.500%	7/28/21	11,000	10,707
	National City Bank	5.250%	12/15/16	9,500	10,232
	National City Bank	5.800%	6/7/17	5,012	5,532
	National City Corp.	4.900%	1/15/15	28,435	30,522
	National City Corp.	6.875%	5/15/19	10,285	11,893
5	Nordea Bank AB	4.875%	5/13/21	7,500	6,624
	Northern Trust Co.	5.850%	11/9/17	7,280	8,316
	Northern Trust Co.	6.500%	8/15/18	4,000	4,771
	Northern Trust Corp.	3.375%	8/23/21	8,500	8,630
	PNC Bank NA	4.875%	9/21/17	3,100	3,290
	PNC Bank NA	6.000%	12/7/17	4,500	5,032
	PNC Bank NA	6.875%	4/1/18	33,085	37,591
	PNC Funding Corp.	4.250%	9/21/15	15,000	16,163
	PNC Funding Corp.	5.250%	11/15/15	8,685	9,371
	PNC Funding Corp.	2.700%	9/19/16	7,500	7,607
	PNC Funding Corp.	6.700%	6/10/19	10,000	11,992
	PNC Funding Corp.	5.125%	2/8/20	11,653	12,955
	PNC Funding Corp.	4.375%	8/11/20	5,000	5,269
[3,8] RBS Capital Trust IV		1.553%	9/29/49	4,325	2,379
	Royal Bank of Canada	2.875%	4/19/16	7,500	7,793
	Royal Bank of Canada	2.300%	7/20/16	14,750	14,976
	Royal Bank of Scotland Group plc	5.000%	10/1/14	4,520	4,229
	Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	1,629
	Royal Bank of Scotland Group plc	6.400%	10/21/19	46,500	47,835
	Royal Bank of Scotland plc	3.950%	9/21/15	2,000	1,974
	Royal Bank of Scotland plc	4.375%	3/16/16	13,000	13,075
	Royal Bank of Scotland plc	5.625%	8/24/20	34,000	34,690
	Royal Bank of Scotland plc	6.125%	1/11/21	30,000	31,686
	Santander Holdings USA Inc.	4.625%	4/19/16	3,200	3,189
5	Societe Generale SA	5.750%	4/20/16	5,200	4,821
	SouthTrust Corp.	5.800%	6/15/14	14,705	15,789
	Sovereign Bank	8.750%	5/30/18	5,000	5,656
	State Street Bank and Trust Co.	5.300%	1/15/16	12,000	13,501
	State Street Corp.	2.875%	3/7/16	6,600	6,876
	State Street Corp.	4.956%	3/15/18	15,000	15,098
	State Street Corp.	4.375%	3/7/21	17,840	19,338
6	SunTrust Bank	0.672%	4/1/15	6,000	5,567
	SunTrust Bank	7.250%	3/15/18	13,000	14,434
	SunTrust Banks Inc.	3.600%	4/15/16	4,200	4,286
	Toronto-Dominion Bank	2.500%	7/14/16	10,500	10,754
	Toronto-Dominion Bank	2.375%	10/19/16	6,000	6,104
	UBS AG	5.875%	7/15/16	10,220	10,664
	UBS AG	5.875%	12/20/17	44,450	48,117
	UBS AG	5.750%	4/25/18	37,625	40,415
	UBS AG	4.875%	8/4/20	51,000	52,435
[5,6] Unicredit Luxembourg Finance SA		0.737%	1/13/17	14,925	14,674
	Union Bank NA	5.950%	5/11/16	4,826	5,326

	Union Bank NA	3.000%	6/6/16	12,500	12,662
5	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,267
	US Bancorp	2.200%	11/15/16	15,000	15,066
	US Bancorp	4.125%	5/24/21	15,600	16,898
3	US Bank NA	3.778%	4/29/20	6,395	6,583
	Wachovia Bank NA	5.600%	3/15/16	10,000	10,886
	Wachovia Bank NA	6.000%	11/15/17	22,000	24,616
	Wachovia Corp.	5.625%	10/15/16	8,000	8,707
	Wachovia Corp.	5.750%	6/15/17	10,000	11,524
	Wachovia Corp.	5.750%	2/1/18	27,025	30,762
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.500%	1/15/13	6,147	6
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.650%	8/15/14	7,500	8
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.125%	1/15/15	9,000	9
	Wells Fargo & Co.	3.676%	6/15/16	27,775	29,194
	Wells Fargo & Co.	5.625%	12/11/17	32,900	37,947
	Wells Fargo & Co.	4.600%	4/1/21	42,500	45,230
	Wells Fargo Bank NA	5.750%	5/16/16	12,500	13,876
	Westpac Banking Corp.	4.200%	2/27/15	10,000	10,584
	Westpac Banking Corp.	3.000%	8/4/15	15,000	15,263
	Westpac Banking Corp.	4.875%	11/19/19	24,795	26,394
[3,5] Westpac Capital Trust III		5.819%	12/29/49	3,300	3,222
	Wilmington Trust Corp.	4.875%	4/15/13	13,000	13,351
5	Woori Bank Co. Ltd.	5.875%	4/13/21	3,000	3,066
	Zions Bancorporation	6.000%	9/15/15	11,000	11,000
	Zions Bancorporation	5.500%	11/16/15	8,000	7,920

	Brokerage (0.9%)
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,523
	Ameriprise Financial Inc.	5.300%	3/15/20	26,570	29,040
	BlackRock Inc.	6.250%	9/15/17	12,395	14,433
	BlackRock Inc.	5.000%	12/10/19	25,000	27,510
	BlackRock Inc.	4.250%	5/24/21	5,000	5,227
5	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	2,725	2,889
5	Cantor Fitzgerald LP	6.375%	6/26/15	5,600	5,679
	Charles Schwab Corp.	4.950%	6/1/14	11,600	12,684
	Charles Schwab Corp.	4.450%	7/22/20	14,500	15,224
	Franklin Resources Inc.	4.625%	5/20/20	5,000	5,354
	Jefferies Group Inc.	5.125%	4/13/18	18,155	16,496
7	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2

	Finance Companies (2.2%)
	General Electric Capital Corp.	5.625%	9/15/17	34,025	38,062
	General Electric Capital Corp.	5.625%	5/1/18	36,750	40,841
	General Electric Capital Corp.	6.000%	8/7/19	45,000	51,331
	General Electric Capital Corp.	5.500%	1/8/20	25,000	27,997
	General Electric Capital Corp.	4.375%	9/16/20	25,000	25,540
	General Electric Capital Corp.	4.625%	1/7/21	27,500	28,611
	General Electric Capital Corp.	5.300%	2/11/21	21,000	22,290
	General Electric Capital Corp.	4.650%	10/17/21	16,500	17,055
3	General Electric Capital Corp.	6.375%	11/15/67	14,450	14,269
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	4,438
	HSBC Finance Corp.	5.250%	1/15/14	9,050	9,387
6	HSBC Finance Corp.	0.756%	6/1/16	6,225	5,296
	HSBC Finance Corp.	6.676%	1/15/21	11,024	11,246

SLM Corp.	5.050%	11/14/14	7,500	7,390
SLM Corp.	6.250%	1/25/16	20,000	20,202
SLM Corp.	8.450%	6/15/18	5,000	5,315
SLM Corp.	8.000%	3/25/20	5,000	5,222

Insurance (6.8%)
ACE INA Holdings Inc.	5.875%	6/15/14	14,614	16,247
ACE INA Holdings Inc.	5.600%	5/15/15	18,240	20,431
ACE INA Holdings Inc.	5.700%	2/15/17	3,000	3,455
ACE INA Holdings Inc.	5.800%	3/15/18	5,805	6,692
Aetna Inc.	6.000%	6/15/16	2,970	3,455
Aetna Inc.	6.500%	9/15/18	31,818	38,610
Aetna Inc.	3.950%	9/1/20	12,000	12,377
Aflac Inc.	8.500%	5/15/19	24,940	31,378
Alleghany Corp.	5.625%	9/15/20	4,000	4,182
Allied World Assurance Co. Ltd.	7.500%	8/1/16	10,000	11,401
Allstate Corp.	7.450%	5/16/19	18,100	22,566
Allstate Life Global Funding Trusts	5.375%	4/30/13	23,895	25,448
Alterra Finance LLC	6.250%	9/30/20	8,000	8,574
American Financial Group Inc.	9.875%	6/15/19	10,000	12,353
American International Group Inc.	5.050%	10/1/15	16,712	16,766
American International Group Inc.	5.600%	10/18/16	5,000	5,054
American International Group Inc.	5.450%	5/18/17	5,000	5,022
American International Group Inc.	5.850%	1/16/18	13,000	13,132
American International Group Inc.	8.250%	8/15/18	15,000	16,854
American International Group Inc.	6.400%	12/15/20	5,000	5,252
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,000	5,176
Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,354
Axis Specialty Finance LLC	5.875%	6/1/20	9,990	10,394
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	32,100	35,545
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	9,000	9,650
Berkshire Hathaway Inc.	3.750%	8/15/21	4,000	4,122
Chubb Corp.	5.750%	5/15/18	5,933	6,998
3 Chubb Corp.	6.375%	3/29/67	14,900	15,047
CIGNA Corp.	4.500%	3/15/21	5,000	5,201
CNA Financial Corp.	7.350%	11/15/19	4,000	4,412
CNA Financial Corp.	5.875%	8/15/20	3,000	3,039
Coventry Health Care Inc.	5.875%	1/15/12	625	630
Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,531
Coventry Health Care Inc.	5.450%	6/15/21	5,000	5,514
Genworth Financial Inc.	7.700%	6/15/20	3,000	2,815
Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,363
Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	10,325
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,404
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,000	3,122
HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	8,278
5 Health Care Service Corp.	4.700%	1/15/21	2,015	2,182
Humana Inc.	7.200%	6/15/18	3,000	3,518
3 ING Groep NV	5.775%	12/29/49	1,320	1,049
5 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,566
Lincoln National Corp.	6.250%	2/15/20	5,000	5,443
3 Lincoln National Corp.	6.050%	4/20/67	7,290	6,051
Manulife Financial Corp.	4.900%	9/17/20	23,450	24,160
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	5,400	6,014
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,000	3,221
5 MassMutual Global Funding II	3.125%	4/14/16	9,800	10,137

	MetLife Inc.	6.750%	6/1/16	15,000	17,523
	MetLife Inc.	6.817%	8/15/18	9,615	11,441
	MetLife Inc.	7.717%	2/15/19	29,439	36,965
	MetLife Inc.	4.750%	2/8/21	15,000	16,308
5	Metropolitan Life Global Funding I	5.125%	6/10/14	4,400	4,758
5	Metropolitan Life Global Funding I	2.500%	9/29/15	16,170	16,135
5	Metropolitan Life Global Funding I	3.125%	1/11/16	18,000	18,274
5	Metropolitan Life Global Funding I	3.650%	6/14/18	7,225	7,382
[5,6] Monumental Global Funding III		0.588%	1/25/13	10,000	9,928
5	New York Life Global Funding	3.000%	5/4/15	4,150	4,375
5	Pacific Life Global Funding	5.150%	4/15/13	11,404	11,951
5	Pacific LifeCorp	6.000%	2/10/20	3,000	3,236
	PartnerRe Finance B LLC	5.500%	6/1/20	17,700	18,271
5	Pricoa Global Funding I	5.450%	6/11/14	6,666	7,273
	Principal Financial Group Inc.	8.875%	5/15/19	21,195	26,859
5	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,231
	Progressive Corp.	3.750%	8/23/21	9,750	10,088
3	Progressive Corp.	6.700%	6/15/67	16,500	16,459
	Protective Life Corp.	7.375%	10/15/19	7,000	7,633
	Prudential Financial Inc.	3.000%	5/12/16	8,000	8,116
	Prudential Financial Inc.	6.100%	6/15/17	6,200	6,830
	Prudential Financial Inc.	7.375%	6/15/19	7,000	8,470
	Prudential Financial Inc.	5.375%	6/21/20	2,000	2,179
	Prudential Financial Inc.	4.500%	11/15/20	3,000	3,094
	Reinsurance Group of America Inc.	5.000%	6/1/21	10,000	10,282
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,145
5	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	2,932
	Torchmark Corp.	9.250%	6/15/19	3,000	3,728
	Travelers Cos. Inc.	6.250%	6/20/16	10,370	12,230
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	23,649
	Travelers Cos. Inc.	5.800%	5/15/18	18,710	21,879
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	8,421
	UnitedHealth Group Inc.	5.375%	3/15/16	15,000	17,411
	UnitedHealth Group Inc.	6.000%	6/15/17	19,335	22,493
	UnitedHealth Group Inc.	6.000%	2/15/18	15,114	17,986
	UnitedHealth Group Inc.	4.700%	2/15/21	8,000	8,901
	Unum Group	5.625%	9/15/20	2,000	2,181
	WellPoint Inc.	6.000%	2/15/14	17,970	19,840
	WellPoint Inc.	5.250%	1/15/16	5,000	5,628
	WellPoint Inc.	5.875%	6/15/17	11,465	13,261
	WellPoint Inc.	7.000%	2/15/19	14,445	17,909
	WellPoint Inc.	4.350%	8/15/20	25,000	26,766
	Willis North America Inc.	6.200%	3/28/17	10,000	11,030
	Willis North America Inc.	7.000%	9/29/19	8,000	8,988
	XL Capital Finance Europe plc	6.500%	1/15/12	3,000	3,034
[3,5] ZFS Finance USA Trust IV		5.875%	5/9/62	1,284	1,207

	Other Finance (0.1%)
5	Aviation Capital Group Corp.	6.750%	4/6/21	12,600	11,983
5	Targeted Return Index Securities Trust	6.814%	1/15/12	3,300	3,333

	Real Estate Investment Trusts (2.2%)
	Boston Properties LP	4.125%	5/15/21	5,000	4,939
	Brandywine Operating Partnership LP	7.500%	5/15/15	10,000	11,027
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	2,063
	Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	4,932
	DDR Corp.	7.500%	4/1/17	1,750	1,857

DDR Corp.	4.750%	4/15/18	3,000	2,771
DDR Corp.	7.875%	9/1/20	5,000	5,400
Digital Realty Trust LP	5.875%	2/1/20	12,000	12,510
Digital Realty Trust LP	5.250%	3/15/21	5,000	4,970
Duke Realty LP	7.375%	2/15/15	5,000	5,507
Duke Realty LP	5.950%	2/15/17	5,000	5,308
Duke Realty LP	6.500%	1/15/18	3,555	3,869
ERP Operating LP	4.750%	7/15/20	5,345	5,584
Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,295
5 Goodman Funding Pty Ltd.	6.375%	11/12/20	3,000	3,029
5 Goodman Funding Pty Ltd.	6.375%	4/15/21	4,000	4,040
HCP Inc.	6.000%	1/30/17	10,000	10,731
Health Care REIT Inc.	5.875%	5/15/15	5,725	6,075
Health Care REIT Inc.	4.700%	9/15/17	5,000	4,962
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,147
Hospitality Properties Trust	7.875%	8/15/14	3,900	4,264
Hospitality Properties Trust	6.300%	6/15/16	5,000	5,279
Kilroy Realty LP	4.800%	7/15/18	9,500	9,349
Kilroy Realty LP	6.625%	6/1/20	1,470	1,578
Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,735
ProLogis LP	6.625%	5/15/18	3,000	3,289
ProLogis LP	7.375%	10/30/19	1,175	1,342
Realty Income Corp.	5.750%	1/15/21	3,000	3,249
Regency Centers LP	4.950%	4/15/14	5,000	5,243
Simon Property Group LP	6.750%	5/15/14	15,000	16,719
Simon Property Group LP	5.100%	6/15/15	6,320	6,923
Simon Property Group LP	5.250%	12/1/16	13,500	14,831
Simon Property Group LP	5.875%	3/1/17	3,300	3,723
Simon Property Group LP	6.125%	5/30/18	30,369	34,953
Simon Property Group LP	10.350%	4/1/19	22,815	31,177
Simon Property Group LP	5.650%	2/1/20	16,200	18,289
Simon Property Group LP	4.375%	3/1/21	15,000	15,514
UDR Inc.	4.250%	6/1/18	3,000	3,020
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	7,000	6,971
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,000	2,959
5 WEA Finance LLC	7.125%	4/15/18	26,500	30,068
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	3,925	4,227
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	1,000	1,131
				5,040,806
Industrial (37.3%)
Basic Industry (3.5%)
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,856
Air Products & Chemicals Inc.	2.000%	8/2/16	6,270	6,403
Air Products & Chemicals Inc.	4.375%	8/21/19	4,485	4,983
Air Products & Chemicals Inc.	3.000%	11/3/21	6,000	6,025
Alcoa Inc.	6.750%	7/15/18	8,586	9,467
Alcoa Inc.	5.720%	2/23/19	9,500	9,720
Alcoa Inc.	6.150%	8/15/20	10,000	10,460
Alcoa Inc.	5.400%	4/15/21	2,000	1,988
Alcoa Inc.	5.870%	2/23/22	1,100	1,129
5 Anglo American Capital plc	4.450%	9/27/20	4,000	3,976
AngloGold Ashanti Holdings plc	5.375%	4/15/20	7,000	6,997
ArcelorMittal	9.000%	2/15/15	1,410	1,601
ArcelorMittal	6.125%	6/1/18	18,000	18,501
ArcelorMittal	9.850%	6/1/19	14,000	16,152
ArcelorMittal	5.250%	8/5/20	8,250	8,090
ArcelorMittal USA Inc.	6.500%	4/15/14	790	842

Barrick Gold Corp.	2.900%	5/30/16	12,020	12,460
Barrick North America Finance LLC	4.400%	5/30/21	5,000	5,435
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	4,000	4,431
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	7,968	9,205
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	14,075	17,188
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,350
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,531
5 Chevron Phillips Chemical Co. LLC/LP	4.750%	2/1/21	6,000	6,249
Dow Chemical Co.	5.700%	5/15/18	2,000	2,229
Dow Chemical Co.	4.250%	11/15/20	17,205	17,856
EI du Pont de Nemours & Co.	6.000%	7/15/18	33,480	40,823
EI du Pont de Nemours & Co.	4.625%	1/15/20	10,728	12,433
EI du Pont de Nemours & Co.	3.625%	1/15/21	16,000	16,888
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	26,000	27,787
5 Gerdau Trade Inc.	5.750%	1/30/21	2,000	1,974
5 Gold Fields Orogen Holding BVI Ltd.	4.875%	10/7/20	10,000	9,039
5 GTL Trade Finance Inc.	7.250%	10/20/17	3,000	3,246
International Paper Co.	7.950%	6/15/18	12,939	15,565
International Paper Co.	9.375%	5/15/19	7,000	8,998
Lubrizol Corp.	8.875%	2/1/19	4,000	5,438
Monsanto Co.	2.750%	4/15/16	3,660	3,857
Mosaic Co.	3.750%	11/15/21	5,000	5,113
5 POSCO	4.250%	10/28/20	10,000	9,730
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,500	7,900
Praxair Inc.	4.375%	3/31/14	2,115	2,275
Praxair Inc.	4.625%	3/30/15	5,550	6,133
Praxair Inc.	4.500%	8/15/19	3,000	3,370
Praxair Inc.	3.000%	9/1/21	11,150	11,290
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	6,650	6,810
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	21,471	25,882
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	17,799
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	40,000	40,988
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	18,000	19,296
Rohm & Haas Co.	6.000%	9/15/17	6,000	6,818
Teck Resources Ltd.	10.250%	5/15/16	10,000	11,712
Vale Overseas Ltd.	5.625%	9/15/19	18,000	19,524
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,116

Capital Goods (4.5%)
3M Co.	1.375%	9/29/16	3,100	3,109
5 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,066
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,291
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,515
Boeing Capital Corp.	2.125%	8/15/16	3,000	3,053
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,166
Boeing Capital Corp.	4.700%	10/27/19	7,893	8,970
Boeing Co.	3.750%	11/20/16	3,300	3,632
Boeing Co.	4.875%	2/15/20	11,000	12,675
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,390	10,475
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,000	5,556
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,321
Caterpillar Financial Services Corp.	2.050%	8/1/16	9,500	9,635
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,378
Caterpillar Financial Services Corp.	5.450%	4/15/18	6,906	8,053
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	18,006
Caterpillar Inc.	7.900%	12/15/18	13,215	17,504
Caterpillar Inc.	3.900%	5/27/21	12,000	13,030

Cooper US Inc.	5.450%	4/1/15	6,000	6,767
Cooper US Inc.	6.100%	7/1/17	3,500	4,164
Crane Co.	5.500%	9/15/13	5,000	5,272
CRH America Inc.	6.000%	9/30/16	10,725	11,520
CRH America Inc.	8.125%	7/15/18	2,200	2,551
CRH America Inc.	5.750%	1/15/21	4,000	4,062
Danaher Corp.	3.900%	6/23/21	15,000	16,251
Deere & Co.	4.375%	10/16/19	11,850	13,341
Dover Corp.	4.300%	3/1/21	5,000	5,555
Eaton Corp.	6.950%	3/20/19	7,110	9,037
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,380
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	11,006
Emerson Electric Co.	5.250%	10/15/18	5,000	5,854
Emerson Electric Co.	4.875%	10/15/19	4,000	4,593
Emerson Electric Co.	4.250%	11/15/20	5,000	5,499
General Dynamics Corp.	5.250%	2/1/14	1,150	1,266
General Dynamics Corp.	2.250%	7/15/16	4,700	4,848
General Dynamics Corp.	3.875%	7/15/21	7,000	7,628
General Electric Co.	5.250%	12/6/17	70,800	80,947
Harsco Corp.	5.750%	5/15/18	12,000	13,714
Honeywell International Inc.	5.300%	3/1/18	14,772	17,337
Honeywell International Inc.	4.250%	3/1/21	13,500	15,177
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	12,284
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,194	4,952
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	7,000	8,542
John Deere Capital Corp.	5.350%	4/3/18	14,000	16,459
John Deere Capital Corp.	5.750%	9/10/18	13,000	15,753
John Deere Capital Corp.	3.900%	7/12/21	3,125	3,370
L-3 Communications Corp.	6.375%	10/15/15	850	869
L-3 Communications Corp.	5.200%	10/15/19	10,000	10,240
Lafarge SA	6.500%	7/15/16	12,252	12,646
Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,176
Lockheed Martin Corp.	4.250%	11/15/19	9,000	9,690
Lockheed Martin Corp.	3.350%	9/15/21	10,000	10,040
Masco Corp.	5.875%	7/15/12	5,560	5,682
Mohawk Industries Inc.	6.875%	1/15/16	3,975	4,187
Owens Corning	6.500%	12/1/16	10,360	11,177
Owens Corning	9.000%	6/15/19	7,000	8,216
Raytheon Co.	6.400%	12/15/18	5,725	7,012
Raytheon Co.	3.125%	10/15/20	14,000	14,123
Republic Services Inc.	5.500%	9/15/19	7,400	8,474
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,888
Tyco International Finance SA	6.000%	11/15/13	11,000	11,998
Tyco International Finance SA	3.750%	1/15/18	29,375	30,859
United Technologies Corp.	5.375%	12/15/17	23,805	27,909
United Technologies Corp.	6.125%	2/1/19	5,500	6,719
United Technologies Corp.	4.500%	4/15/20	18,500	20,731
Waste Management Inc.	2.600%	9/1/16	6,570	6,710
Waste Management Inc.	7.375%	3/11/19	4,250	5,340

Communication (6.1%)
America Movil SAB de CV	5.500%	3/1/14	4,000	4,380
America Movil SAB de CV	5.750%	1/15/15	30,955	34,287
America Movil SAB de CV	2.375%	9/8/16	2,850	2,861
America Movil SAB de CV	5.625%	11/15/17	14,424	16,430
America Movil SAB de CV	5.000%	10/16/19	19,000	21,057
America Movil SAB de CV	5.000%	3/30/20	7,500	8,351

American Tower Corp.	4.625%	4/1/15	3,000	3,203
American Tower Corp.	4.500%	1/15/18	10,000	10,300
AT&T Inc.	5.100%	9/15/14	22,750	25,262
AT&T Inc.	2.950%	5/15/16	26,000	27,257
AT&T Inc.	5.625%	6/15/16	11,000	12,722
AT&T Inc.	5.500%	2/1/18	39,425	45,733
AT&T Inc.	5.600%	5/15/18	22,089	25,949
AT&T Inc.	4.450%	5/15/21	6,000	6,551
AT&T Inc.	3.875%	8/15/21	14,350	14,964
5 British Sky Broadcasting Group plc	9.500%	11/15/18	4,000	5,194
British Telecommunications plc	5.950%	1/15/18	4,465	4,969
CBS Corp.	4.625%	5/15/18	2,750	2,899
CBS Corp.	8.875%	5/15/19	6,458	8,389
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	8,800	9,655
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	20,000	26,985
CenturyLink Inc.	6.000%	4/1/17	7,000	7,233
CenturyLink Inc.	6.450%	6/15/21	8,000	8,046
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,376
Comcast Corp.	6.300%	11/15/17	26,480	31,618
Comcast Corp.	5.700%	5/15/18	5,000	5,792
Comcast Corp.	5.150%	3/1/20	5,700	6,560
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	12,000	12,840
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	18,000	20,714
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,925
Discovery Communications LLC	4.375%	6/15/21	5,000	5,299
Embarq Corp.	7.082%	6/1/16	15,225	16,615
France Telecom SA	2.125%	9/16/15	5,000	5,053
France Telecom SA	5.375%	7/8/19	13,000	14,692
France Telecom SA	4.125%	9/14/21	18,462	19,102
NBCUniversal Media LLC	5.150%	4/30/20	18,950	21,227
NBCUniversal Media LLC	4.375%	4/1/21	8,000	8,490
News America Inc.	6.900%	3/1/19	7,000	8,321
News America Inc.	4.500%	2/15/21	6,000	6,286
Omnicom Group Inc.	5.900%	4/15/16	7,383	8,379
Omnicom Group Inc.	4.450%	8/15/20	4,000	4,186
Qwest Corp.	7.625%	6/15/15	770	847
Qwest Corp.	8.375%	5/1/16	9,525	10,952
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,000	5,010
RR Donnelley & Sons Co.	6.125%	1/15/17	2,641	2,509
Telecom Italia Capital SA	5.250%	10/1/15	14,000	13,549
Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,452
Telefonica Emisiones SAU	4.949%	1/15/15	8,140	8,331
Telefonica Emisiones SAU	3.729%	4/27/15	8,848	8,868
Telefonica Emisiones SAU	6.221%	7/3/17	10,662	11,282
Telefonica Emisiones SAU	5.877%	7/15/19	9,185	9,615
Telefonica Emisiones SAU	5.134%	4/27/20	8,000	8,078
Telefonica Emisiones SAU	5.462%	2/16/21	6,800	6,908
5 Telemar Norte Leste SA	5.500%	10/23/20	6,500	6,561
Thomson Reuters Corp.	6.500%	7/15/18	10,685	12,808
Thomson Reuters Corp.	4.700%	10/15/19	13,835	14,818
Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,713
Time Warner Cable Inc.	5.850%	5/1/17	7,000	7,972

	Time Warner Cable Inc.	6.750%	7/1/18	13,000	15,531
	Time Warner Cable Inc.	8.250%	4/1/19	12,000	15,276
	Time Warner Cable Inc.	5.000%	2/1/20	8,363	9,203
	Time Warner Cable Inc.	4.000%	9/1/21	4,000	4,104
	Verizon Communications Inc.	3.000%	4/1/16	9,000	9,474
	Verizon Communications Inc.	5.500%	2/15/18	11,025	12,806
	Verizon Communications Inc.	6.100%	4/15/18	23,790	28,568
	Verizon Communications Inc.	8.750%	11/1/18	22,600	30,714
	Verizon Communications Inc.	6.350%	4/1/19	21,606	26,597
	Verizon Communications Inc.	4.600%	4/1/21	18,000	19,807
	Verizon Communications Inc.	3.500%	11/1/21	18,000	18,068
	Vodafone Group plc	5.750%	3/15/16	7,190	8,317
	Vodafone Group plc	5.625%	2/27/17	29,000	34,222
	Vodafone Group plc	5.450%	6/10/19	8,000	9,432
	Vodafone Group plc	4.375%	3/16/21	5,000	5,542
	WPP Finance UK	8.000%	9/15/14	6,000	6,888

	Consumer Cyclical (3.6%)
5	American Honda Finance Corp.	3.500%	3/16/15	7,390	7,733
5	American Honda Finance Corp.	2.500%	9/21/15	3,780	3,828
5	American Honda Finance Corp.	3.875%	9/21/20	3,640	3,734
	CVS Caremark Corp.	5.750%	6/1/17	5,000	5,813
	CVS Caremark Corp.	6.600%	3/15/19	8,000	9,783
[3,5] CVS Pass-Through Trust		6.117%	1/10/13	4,988	5,213
	Darden Restaurants Inc.	6.200%	10/15/17	15,000	17,505
	eBay Inc.	1.625%	10/15/15	8,000	8,077
	eBay Inc.	3.250%	10/15/20	3,500	3,527
	Expedia Inc.	5.950%	8/15/20	15,450	15,678
	Ford Motor Credit Co. LLC	7.000%	4/15/15	6,580	7,139
	Ford Motor Credit Co. LLC	5.625%	9/15/15	1,440	1,512
	Ford Motor Credit Co. LLC	5.000%	5/15/18	5,400	5,481
	Ford Motor Credit Co. LLC	5.750%	2/1/21	6,500	6,923
5	Harley-Davidson Funding Corp.	5.250%	12/15/12	300	311
5	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,704
	Historic TW Inc.	6.875%	6/15/18	5,000	6,027
	Home Depot Inc.	5.400%	3/1/16	14,000	16,099
	Home Depot Inc.	3.950%	9/15/20	5,000	5,354
	Home Depot Inc.	4.400%	4/1/21	3,000	3,280
5	Hyundai Capital America	3.750%	4/6/16	1,740	1,725
5	Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,209
5	Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,189
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	1,832
5	Kia Motors Corp.	3.625%	6/14/16	3,200	3,154
	Kohl's Corp.	4.000%	11/1/21	7,000	7,185
	Lowe's Cos. Inc.	4.625%	4/15/20	8,000	8,849
	Macy's Retail Holdings Inc.	5.900%	12/1/16	20,745	23,367
	McDonald's Corp.	5.350%	3/1/18	10,000	11,915
	McDonald's Corp.	2.625%	1/15/22	8,000	7,974
5	Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,805
	Nordstrom Inc.	6.250%	1/15/18	7,866	9,238
	Nordstrom Inc.	4.750%	5/1/20	15,000	16,400
	Nordstrom Inc.	4.000%	10/15/21	3,500	3,639
5	RCI Banque SA	4.600%	4/12/16	16,000	15,618
	Target Corp.	6.000%	1/15/18	8,200	9,953
	Target Corp.	3.875%	7/15/20	20,000	21,759
	Time Warner Inc.	4.875%	3/15/20	5,000	5,449
	Time Warner Inc.	4.750%	3/29/21	6,500	7,031

TJX Cos. Inc.	6.950%	4/15/19	15,663	19,644
Toyota Motor Credit Corp.	3.200%	6/17/15	1,000	1,053
Toyota Motor Credit Corp.	2.800%	1/11/16	11,000	11,484
Toyota Motor Credit Corp.	2.000%	9/15/16	9,000	9,043
Toyota Motor Credit Corp.	4.500%	6/17/20	14,000	15,537
Toyota Motor Credit Corp.	3.400%	9/15/21	10,000	10,183
VF Corp.	3.500%	9/1/21	7,000	7,098
5 Volkswagen International Finance NV	2.875%	4/1/16	3,000	3,052
5 Volkswagen International Finance NV	4.000%	8/12/20	7,500	7,649
5 Volvo Treasury AB	5.950%	4/1/15	17,540	18,926
Wal-Mart Stores Inc.	3.625%	7/8/20	32,050	34,350
Wal-Mart Stores Inc.	3.250%	10/25/20	36,460	38,073
Wal-Mart Stores Inc.	4.250%	4/15/21	8,500	9,568
Walgreen Co.	5.250%	1/15/19	8,375	9,786
Walt Disney Co.	5.625%	9/15/16	5,000	5,982
Walt Disney Co.	6.000%	7/17/17	3,000	3,634
Walt Disney Co.	2.750%	8/16/21	11,500	11,469
5 Wesfarmers Ltd.	2.983%	5/18/16	2,640	2,669
Western Union Co.	6.500%	2/26/14	7,400	8,135
Western Union Co.	5.930%	10/1/16	11,825	13,290

Consumer Noncyclical (10.2%)
Abbott Laboratories	5.875%	5/15/16	5,000	5,909
Abbott Laboratories	5.600%	11/30/17	16,000	19,144
Abbott Laboratories	5.125%	4/1/19	38,360	44,480
Allergan Inc.	5.750%	4/1/16	12,000	13,971
Allergan Inc.	3.375%	9/15/20	9,000	9,302
Altria Group Inc.	9.700%	11/10/18	27,276	36,665
Altria Group Inc.	9.250%	8/6/19	10,000	13,367
Altria Group Inc.	4.750%	5/5/21	10,000	10,767
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,414
AmerisourceBergen Corp.	4.875%	11/15/19	3,000	3,313
Amgen Inc.	2.300%	6/15/16	8,470	8,674
Amgen Inc.	5.850%	6/1/17	10,460	12,542
Amgen Inc.	6.150%	6/1/18	5,000	6,022
Amgen Inc.	5.700%	2/1/19	17,080	20,329
Amgen Inc.	3.450%	10/1/20	12,250	12,657
Amgen Inc.	4.100%	6/15/21	15,000	16,210
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	5,375	6,294
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,480	7,496
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,842
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	28,570	37,553
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,069	10,252
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	34,085	40,469
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	17,000	19,739
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,643
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,531
Archer-Daniels-Midland Co.	4.479%	3/1/21	12,500	14,199
AstraZeneca plc	5.900%	9/15/17	22,060	26,789
Avon Products Inc.	5.625%	3/1/14	6,125	6,529
Avon Products Inc.	6.500%	3/1/19	5,000	5,783
5 BAT International Finance plc	9.500%	11/15/18	4,000	5,358
Baxter International Inc.	5.900%	9/1/16	7,000	8,363
Baxter International Inc.	5.375%	6/1/18	10,100	11,863
Baxter International Inc.	4.500%	8/15/19	2,000	2,276
Baxter International Inc.	4.250%	3/15/20	3,000	3,257
Becton Dickinson and Co.	5.000%	5/15/19	4,700	5,404

Becton Dickinson and Co.	3.250%	11/12/20	9,704	10,033
Biogen Idec Inc.	6.875%	3/1/18	5,000	6,076
Boston Scientific Corp.	4.500%	1/15/15	9,300	9,838
Boston Scientific Corp.	6.000%	1/15/20	5,000	5,596
Bottling Group LLC	6.950%	3/15/14	3,813	4,343
Bottling Group LLC	5.125%	1/15/19	19,925	23,022
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,800	2,889
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	12,242
Campbell Soup Co.	3.050%	7/15/17	6,250	6,533
Campbell Soup Co.	4.500%	2/15/19	3,000	3,296
5 Coca-Cola Amatil Ltd.	3.250%	11/2/14	1,090	1,141
Coca-Cola Co.	4.875%	3/15/19	9,200	10,560
Coca-Cola Co.	3.150%	11/15/20	16,950	17,721
5 Coca-Cola Co.	3.300%	9/1/21	21,100	21,904
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,319
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,597	20,142
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,933
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,139
Covidien International Finance SA	6.000%	10/15/17	14,306	17,139
Covidien International Finance SA	4.200%	6/15/20	5,000	5,484
CR Bard Inc.	4.400%	1/15/21	13,000	14,562
Delhaize Group SA	5.875%	2/1/14	875	954
DENTSPLY International Inc.	4.125%	8/15/21	10,000	10,278
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,788
Estee Lauder Cos. Inc.	6.000%	1/15/12	493	498
Express Scripts Inc.	3.125%	5/15/16	7,650	7,852
Express Scripts Inc.	7.250%	6/15/19	3,000	3,694
5 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,329
Genentech Inc.	4.750%	7/15/15	16,150	18,141
General Mills Inc.	5.650%	2/15/19	3,000	3,553
Genzyme Corp.	5.000%	6/15/20	15,349	17,375
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	24,400	29,345
Hasbro Inc.	6.300%	9/15/17	5,000	5,713
Hershey Co.	4.850%	8/15/15	5,000	5,607
Hershey Co.	4.125%	12/1/20	4,125	4,567
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,643
Johnson & Johnson	2.950%	9/1/20	5,850	6,108
Kellogg Co.	4.450%	5/30/16	7,000	7,833
Kellogg Co.	4.150%	11/15/19	12,000	13,084
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	10,248
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	13,054
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,515
Koninklijke Philips Electronics NV	5.750%	3/11/18	12,000	13,872
Kraft Foods Inc.	4.125%	2/9/16	10,000	10,893
Kraft Foods Inc.	5.375%	2/10/20	35,000	40,679
Kroger Co.	6.800%	12/15/18	6,100	7,495
Lorillard Tobacco Co.	3.500%	8/4/16	3,100	3,163
Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,249
McCormick & Co. Inc.	3.900%	7/15/21	5,000	5,276
McKesson Corp.	6.500%	2/15/14	7,100	7,957
McKesson Corp.	4.750%	3/1/21	7,000	8,007
Medco Health Solutions Inc.	7.125%	3/15/18	5,000	5,985
Medtronic Inc.	4.450%	3/15/20	10,000	11,301
Merck & Co. Inc.	4.750%	3/1/15	6,000	6,728
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,313
Merck & Co. Inc.	6.000%	9/15/17	10,000	12,214
Merck & Co. Inc.	5.000%	6/30/19	10,000	11,754

Merck & Co. Inc.	3.875%	1/15/21	20,500	22,499
Nabisco Inc.	7.550%	6/15/15	15,000	17,698
Novartis Capital Corp.	4.400%	4/24/20	10,000	11,335
Novartis Securities Investment Ltd.	5.125%	2/10/19	51,794	60,846
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,485
PepsiCo Inc.	5.000%	6/1/18	16,500	19,225
PepsiCo Inc.	7.900%	11/1/18	14,000	18,631
PepsiCo Inc.	3.125%	11/1/20	22,000	22,774
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,234
Pfizer Inc.	5.350%	3/15/15	8,000	9,102
Pfizer Inc.	4.650%	3/1/18	6,000	6,871
Pfizer Inc.	6.200%	3/15/19	38,000	47,807
Philip Morris International Inc.	6.875%	3/17/14	2,750	3,126
Philip Morris International Inc.	2.500%	5/16/16	7,250	7,511
Philip Morris International Inc.	5.650%	5/16/18	36,555	43,430
Philip Morris International Inc.	4.500%	3/26/20	6,750	7,575
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,752
Procter & Gamble Co.	1.450%	8/15/16	13,500	13,504
Procter & Gamble Co.	4.700%	2/15/19	11,000	12,767
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,143
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,272
Reynolds American Inc.	7.625%	6/1/16	16,655	19,979
Reynolds American Inc.	6.750%	6/15/17	10,000	11,598
5 Roche Holdings Inc.	6.000%	3/1/19	13,500	16,481
Safeway Inc.	6.350%	8/15/17	3,000	3,515
Sanofi	2.625%	3/29/16	4,860	5,077
Sanofi	4.000%	3/29/21	20,500	22,500
St. Jude Medical Inc.	2.500%	1/15/16	10,000	10,297
St. Jude Medical Inc.	4.875%	7/15/19	10,000	11,264
Stryker Corp.	4.375%	1/15/20	10,000	11,083
Sysco Corp.	5.250%	2/12/18	12,000	14,063
5 Tesco plc	5.500%	11/15/17	7,000	8,124
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	12,000	12,589
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,461
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,914
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,000	7,799
Thermo Fisher Scientific Inc.	3.600%	8/15/21	9,900	10,322
Unilever Capital Corp.	3.650%	2/15/14	6,500	6,925
Whirlpool Corp.	8.600%	5/1/14	5,000	5,664
Wyeth	5.500%	2/15/16	15,000	17,498
Wyeth	5.450%	4/1/17	4,780	5,640

Energy (4.3%)
Anadarko Petroleum Corp.	5.950%	9/15/16	20,500	23,687
Anadarko Petroleum Corp.	6.375%	9/15/17	17,000	20,202
Anadarko Petroleum Corp.	6.950%	6/15/19	2,000	2,408
Apache Corp.	5.625%	1/15/17	4,000	4,771
Apache Corp.	6.900%	9/15/18	3,000	3,789
Apache Corp.	3.625%	2/1/21	6,000	6,379
Baker Hughes Inc.	7.500%	11/15/18	11,845	15,481
BP Capital Markets plc	3.875%	3/10/15	10,000	10,717
BP Capital Markets plc	3.200%	3/11/16	19,500	20,590
BP Capital Markets plc	4.750%	3/10/19	22,850	25,419
BP Capital Markets plc	4.500%	10/1/20	27,000	29,523
BP Capital Markets plc	4.742%	3/11/21	6,000	6,726
BP Capital Markets plc	3.561%	11/1/21	12,000	12,212

	Canadian Natural Resources Ltd.	5.700%	5/15/17	4,500	5,251
	ConocoPhillips	5.200%	5/15/18	5,815	6,744
	ConocoPhillips	5.750%	2/1/19	43,935	52,851
	ConocoPhillips	6.000%	1/15/20	5,000	6,214
5	ENI SPA	4.150%	10/1/20	2,560	2,544
	Ensco plc	4.700%	3/15/21	10,000	10,540
	EOG Resources Inc.	2.500%	2/1/16	1,153	1,189
	EOG Resources Inc.	5.875%	9/15/17	3,000	3,607
	EOG Resources Inc.	5.625%	6/1/19	8,050	9,543
	EOG Resources Inc.	4.400%	6/1/20	12,000	13,279
	EOG Resources Inc.	4.100%	2/1/21	13,000	14,057
5	GS Caltex Corp.	5.500%	8/25/14	4,000	4,256
5	GS Caltex Corp.	5.500%	10/15/15	6,000	6,414
	Halliburton Co.	6.150%	9/15/19	19,631	23,963
5	Marathon Petroleum Corp.	5.125%	3/1/21	7,000	7,590
5	Motiva Enterprises LLC	5.750%	1/15/20	5,000	5,745
	Nabors Industries Inc.	6.150%	2/15/18	3,000	3,364
	Nabors Industries Inc.	9.250%	1/15/19	5,900	7,489
	Noble Corp.	5.875%	6/1/13	3,000	3,210
	Noble Holding International Ltd.	4.900%	8/1/20	19,000	20,539
	Occidental Petroleum Corp.	1.750%	2/15/17	7,500	7,544
	Occidental Petroleum Corp.	4.100%	2/1/21	18,525	20,360
[3,5] Odebrecht Drilling Norbe VIII/IX Ltd.		6.350%	6/30/21	7,000	7,279
	Petro-Canada	6.050%	5/15/18	4,000	4,698
	Pride International Inc.	6.875%	8/15/20	14,178	17,014
5	Schlumberger Oilfield UK plc	4.200%	1/15/21	9,000	9,785
	Shell International Finance BV	5.200%	3/22/17	7,200	8,460
	Shell International Finance BV	4.300%	9/22/19	21,000	23,559
	Shell International Finance BV	4.375%	3/25/20	30,000	34,157
	Suncor Energy Inc.	6.100%	6/1/18	5,000	5,925
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,746
	Talisman Energy Inc.	3.750%	2/1/21	8,300	8,247
	Total Capital SA	3.000%	6/24/15	17,000	18,057
	Total Capital SA	2.300%	3/15/16	10,000	10,377
	Total Capital SA	4.450%	6/24/20	17,000	19,026
	Transocean Inc.	6.000%	3/15/18	20,000	21,345
	Valero Energy Corp.	9.375%	3/15/19	9,200	11,963
	Valero Energy Corp.	6.125%	2/1/20	5,000	5,727
	Weatherford International Inc.	6.350%	6/15/17	3,000	3,443
	Weatherford International Ltd.	6.000%	3/15/18	10,000	11,184
	Weatherford International Ltd.	9.625%	3/1/19	7,500	9,858
	Weatherford International Ltd.	5.125%	9/15/20	5,000	5,384
5	Woodside Finance Ltd.	4.600%	5/10/21	2,000	2,047

	Other Industrial (0.2%)
5	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	12,204
5	Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	20,000	21,164

	Technology (3.5%)
	Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,273
	Applied Materials Inc.	4.300%	6/15/21	10,000	10,859
	Cisco Systems Inc.	5.500%	2/22/16	15,311	17,795
	Cisco Systems Inc.	4.950%	2/15/19	26,800	31,085
	Cisco Systems Inc.	4.450%	1/15/20	33,000	37,139
	Corning Inc.	6.625%	5/15/19	2,000	2,428
	Dell Inc.	5.650%	4/15/18	11,750	13,614
	Dell Inc.	5.875%	6/15/19	3,250	3,819

Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,308
Equifax Inc.	6.300%	7/1/17	5,000	5,595
Fiserv Inc.	6.800%	11/20/17	5,000	5,814
Google Inc.	2.125%	5/19/16	1,300	1,345
Google Inc.	3.625%	5/19/21	7,000	7,571
Hewlett-Packard Co.	6.125%	3/1/14	15,000	16,588
Hewlett-Packard Co.	3.000%	9/15/16	12,000	12,394
Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,811
Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,988
Hewlett-Packard Co.	3.750%	12/1/20	25,000	25,576
Hewlett-Packard Co.	4.300%	6/1/21	10,000	10,437
Hewlett-Packard Co.	4.375%	9/15/21	10,000	10,501
Intel Corp.	3.300%	10/1/21	25,000	25,721
International Business Machines Corp.	1.950%	7/22/16	10,550	10,803
International Business Machines Corp.	5.700%	9/14/17	25,601	31,095
International Business Machines Corp.	7.625%	10/15/18	22,500	29,845
International Business Machines Corp.	2.900%	11/1/21	8,000	8,152
Lexmark International Inc.	6.650%	6/1/18	17,000	18,925
Microsoft Corp.	1.625%	9/25/15	25,000	25,563
Microsoft Corp.	4.200%	6/1/19	3,800	4,290
Microsoft Corp.	4.000%	2/8/21	14,000	15,626
Nokia Oyj	5.375%	5/15/19	16,185	16,277
Oracle Corp.	5.750%	4/15/18	28,410	34,099
Oracle Corp.	5.000%	7/8/19	19,000	22,326
5 Oracle Corp.	3.875%	7/15/20	10,000	10,799
Pitney Bowes Inc.	5.750%	9/15/17	7,707	8,308
Pitney Bowes Inc.	6.250%	3/15/19	5,000	5,364
Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,498
Xerox Corp.	6.350%	5/15/18	5,000	5,750
Xerox Corp.	5.625%	12/15/19	8,000	8,992
Xerox Corp.	4.500%	5/15/21	8,000	8,391

Transportation (1.4%)
Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,600
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,096
Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,000	4,073
Canadian National Railway Co.	5.800%	6/1/16	4,000	4,668
Canadian National Railway Co.	5.550%	5/15/18	5,275	6,228
Canadian National Railway Co.	5.550%	3/1/19	5,000	6,022
3 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	2,618	2,677
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	702	713
3 Continental Airlines 2000-1 Class A-1 Pass
Through Trust	8.048%	11/1/20	1,593	1,676
Continental Airlines 2002-1 Class G-2 Pass
Through Trust	6.563%	2/15/12	3,000	3,015
3 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	1,875	1,950
6 Continental Airlines 2006-1 Class G Pass
Through Trust	0.677%	6/2/15	4,307	4,064
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	4,760	5,093
CSX Corp.	7.900%	5/1/17	5,000	6,252
CSX Corp.	7.375%	2/1/19	10,000	12,582
CSX Corp.	4.250%	6/1/21	5,000	5,352

3	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	8/10/22	2,488	2,544
3	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	6,544	7,002
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	14,149	14,821
3	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	5/23/19	4,928	4,965
5	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,436
5	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,031
5	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,082
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,017
[3,6] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.722%	6/15/15	2,010	1,892
6	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.767%	9/15/15	7,150	6,292
6	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.736%	5/15/18	2,465	2,034
	Norfolk Southern Corp.	5.750%	4/1/18	5,655	6,616
3	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	11/1/19	4,670	4,752
	Ryder System Inc.	7.200%	9/1/15	16,000	18,834
	Ryder System Inc.	3.600%	3/1/16	9,755	10,146
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	4,356	4,585
	Union Pacific Corp.	4.000%	2/1/21	5,000	5,305
	United Parcel Service Inc.	5.500%	1/15/18	5,100	6,119
	United Parcel Service Inc.	5.125%	4/1/19	1,900	2,288
	United Parcel Service Inc.	3.125%	1/15/21	23,000	24,113
					5,743,097
Utilities (6.5%)
	Electric (4.7%)
	Ameren Energy Generating Co.	7.000%	4/15/18	8,000	8,417
	Ameren Illinois Co.	6.125%	11/15/17	5,000	5,836
	Ameren Illinois Co.	6.250%	4/1/18	7,625	8,725
	Appalachian Power Co.	4.600%	3/30/21	5,000	5,403
	Carolina Power & Light Co.	5.300%	1/15/19	6,985	8,175
	Carolina Power & Light Co.	3.000%	9/15/21	7,000	7,101
	CMS Energy Corp.	6.250%	2/1/20	5,000	5,313
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,850
	Commonwealth Edison Co.	5.800%	3/15/18	13,500	15,992
	Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,369
	Connecticut Light & Power Co.	5.500%	2/1/19	10,475	12,279
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,622
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,000	6,405
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	17,518
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	5,930	6,707
	Consumers Energy Co.	6.125%	3/15/19	5,000	6,051
	Consumers Energy Co.	6.700%	9/15/19	12,790	16,153
	Dayton Power & Light Co.	5.125%	10/1/13	2,275	2,430
	Detroit Edison Co.	3.900%	6/1/21	10,115	10,936
	Dominion Resources Inc.	1.950%	8/15/16	8,350	8,377
	Dominion Resources Inc.	6.000%	11/30/17	5,000	5,904
	Dominion Resources Inc.	6.400%	6/15/18	2,000	2,412
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,303
6	Dominion Resources Inc.	2.669%	9/30/66	370	315
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	6,873

	Duke Energy Carolinas LLC	4.300%	6/15/20	8,000	9,023
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,815	1,966
	Duke Energy Indiana Inc.	3.750%	7/15/20	16,950	18,210
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,943
	Entergy Louisiana LLC	4.800%	5/1/21	10,000	10,856
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,568
	FirstEnergy Corp.	6.450%	11/15/11	50	50
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,380
	Florida Power Corp.	5.800%	9/15/17	6,737	8,086
	Florida Power Corp.	5.650%	6/15/18	13,415	16,038
	Florida Power Corp.	3.100%	8/15/21	8,210	8,432
[3,5] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,501	5,474
	Georgia Power Co.	5.400%	6/1/18	5,500	6,468
5	Iberdrola Finance Ireland Ltd.	5.000%	9/11/19	6,435	6,299
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,098
5	ITC Holdings Corp.	6.050%	1/31/18	7,500	8,661
5	Kansas Gas & Electric Co.	6.700%	6/15/19	3,000	3,663
	Kentucky Utilities Co.	3.250%	11/1/20	5,000	5,218
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,260
	MidAmerican Energy Co.	5.300%	3/15/18	24,957	29,074
	Midamerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,783
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	7,691	8,877
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	7,000	8,063
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	15,380	22,077
	Nevada Power Co.	6.500%	8/1/18	3,662	4,406
	Nevada Power Co.	7.125%	3/15/19	5,000	6,218
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,521
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	10,850	10,687
	Northeast Utilities	7.250%	4/1/12	4,620	4,735
	NSTAR	4.500%	11/15/19	7,000	7,781
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,604
	Ohio Power Co.	4.850%	1/15/14	5,000	5,390
	Ohio Power Co.	6.000%	6/1/16	4,000	4,670
	Pacific Gas & Electric Co.	5.625%	11/30/17	15,400	18,280
	Pacific Gas & Electric Co.	3.500%	10/1/20	28,000	29,061
	Pacific Gas & Electric Co.	3.250%	9/15/21	5,000	5,092
	PacifiCorp	5.500%	1/15/19	6,215	7,426
	Peco Energy Co.	5.950%	11/1/11	15,000	15,000
	Peco Energy Co.	5.350%	3/1/18	8,633	10,074
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,998
	PG&E Corp.	5.750%	4/1/14	10,650	11,665
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,672
	Potomac Electric Power Co.	4.950%	11/15/13	5,465	5,854
3	PPL Capital Funding Inc.	6.700%	3/30/67	15,000	14,550
	PSEG Power LLC	5.125%	4/15/20	4,000	4,407
	Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,694
	Public Service Co. of Colorado	5.800%	8/1/18	10,200	12,254
	Public Service Co. of Colorado	5.125%	6/1/19	2,500	2,916
	Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,554
	Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,375
	Puget Energy Inc.	6.500%	12/15/20	10,000	10,693
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,084
	SCANA Corp.	4.750%	5/15/21	3,000	3,181
	Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,907

Southern California Edison Co.	5.000%	1/15/16	4,000	4,549
Southern California Edison Co.	5.500%	8/15/18	4,625	5,475
Southern California Edison Co.	3.875%	6/1/21	5,000	5,479
5 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	16,022
Tampa Electric Co.	6.100%	5/15/18	4,000	4,775
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,073
Virginia Electric and Power Co.	5.950%	9/15/17	5,000	6,027
Virginia Electric and Power Co.	5.400%	4/30/18	6,615	7,671
3 Wisconsin Energy Corp.	6.250%	5/15/67	18,000	17,910
Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,910

Natural Gas (1.8%)
AGL Capital Corp.	5.250%	8/15/19	3,000	3,324
Atmos Energy Corp.	4.950%	10/15/14	6,420	7,066
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,695
British Transco Finance Inc.	6.625%	6/1/18	7,500	8,722
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,166
El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,364
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	10,000	10,325
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,000	3,337
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	3,000	3,087
Enbridge Energy Partners LP	9.875%	3/1/19	4,500	6,068
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,761
3 Enbridge Energy Partners LP	8.050%	10/1/37	3,280	3,399
Energy Transfer Partners LP	5.950%	2/1/15	2,769	2,999
Energy Transfer Partners LP	9.700%	3/15/19	10,000	12,390
Energy Transfer Partners LP	9.000%	4/15/19	5,000	6,047
Enterprise Products Operating LLC	6.650%	4/15/18	15,000	17,819
Enterprise Products Operating LLC	5.200%	9/1/20	5,000	5,619
3 Enterprise Products Operating LLC	8.375%	8/1/66	5,850	6,084
EQT Corp.	6.500%	4/1/18	5,000	5,610
5 Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	7,975
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,946
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,100	12,079
5 Mega Advance Investments Ltd.	5.000%	5/12/21	2,000	2,063
Nisource Finance Corp.	6.400%	3/15/18	11,963	13,940
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,788
ONEOK Partners LP	6.150%	10/1/16	10,000	11,588
ONEOK Partners LP	8.625%	3/1/19	2,000	2,570
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	5,000	5,782
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	5,000	5,613
Sempra Energy	6.500%	6/1/16	8,000	9,396
Southern California Gas Co.	5.500%	3/15/14	8,179	9,038
TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	15,879
TransCanada PipeLines Ltd.	3.800%	10/1/20	25,732	27,472
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,027
Williams Partners LP	5.250%	3/15/20	20,000	22,270
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	5,750	6,879

				1,002,860
Total Corporate Bonds (Cost $10,932,483)				11,786,763
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
5 Abu Dhabi National Energy Co.	6.165%	10/25/17	2,000	2,220

	Asian Development Bank	1.875%	10/23/18	3,000	3,014
5	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,550
5	Bank of China Hong Kong Ltd.	5.550%	2/11/20	1,500	1,503
5	Bermuda Government International Bond	5.603%	7/20/20	2,300	2,546
	Brazilian Government International Bond	6.000%	1/17/17	1,000	1,162
	Brazilian Government International Bond	5.875%	1/15/19	6,000	7,032
	Brazilian Government International Bond	4.875%	1/22/21	12,500	13,794
	Chile Government International Bond	3.250%	9/14/21	4,700	4,652
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,628
	Colombia Government International Bond	7.375%	1/27/17	5,000	6,075
	Colombia Government International Bond	7.375%	3/18/19	3,000	3,750
	Colombia Government International Bond	4.375%	7/12/21	5,000	5,212
5	Corp Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,486
	Corp. Andina de Fomento	3.750%	1/15/16	2,500	2,503
	Ecopetrol SA	7.625%	7/23/19	3,000	3,592
	Eksportfinans ASA	2.375%	5/25/16	1,000	1,011
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,219
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,055
	Government of the Cayman Islands	5.950%	11/24/19	500	517
	Hungary Government International Bond	4.750%	2/3/15	2,200	2,140
	Hungary Government International Bond	6.250%	1/29/20	1,500	1,453
	Hungary Government International Bond	6.375%	3/29/21	6,000	5,790
5	Industrial Bank of Korea	7.125%	4/23/14	1,700	1,874
	Inter-American Development Bank	1.375%	10/18/16	3,000	3,020
5	IPIC GMTN Ltd.	5.500%	3/1/22	800	795
	Israel Government International Bond	5.125%	3/26/19	4,550	5,059
	Korea Development Bank	8.000%	1/23/14	5,000	5,565
5	Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,147
	Korea Finance Corp.	3.250%	9/20/16	1,000	979
5	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,765
	Mexico Government International Bond	6.625%	3/3/15	1,000	1,139
	Mexico Government International Bond	5.625%	1/15/17	5,000	5,697
	Mexico Government International Bond	5.125%	1/15/20	17,000	19,015
5	Namibia International Bonds	5.500%	11/3/21	500	500
	Panama Government International Bond	7.250%	3/15/15	4,500	5,203
	Panama Government International Bond	5.200%	1/30/20	2,000	2,241
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,528
	Peruvian Government International Bond	9.125%	2/21/12	4,000	4,080
	Peruvian Government International Bond	7.125%	3/30/19	5,000	6,205
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	8,000	8,207
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	14,500	15,447
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	4,000	4,176
	Petroleos Mexicanos	4.875%	3/15/15	3,000	3,205
	Petroleos Mexicanos	6.000%	3/5/20	2,000	2,229
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,016
[3,5] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	275	267
5	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,266
	Poland Government International Bond	3.875%	7/16/15	3,000	3,078
	Poland Government International Bond	6.375%	7/15/19	2,000	2,245
	Poland Government International Bond	5.000%	3/23/22	2,000	1,990
	Province of British Columbia	2.650%	9/22/21	1,500	1,489
	Province of New Brunswick	2.750%	6/15/18	2,500	2,576
	Province of Ontario	4.000%	10/7/19	8,500	9,283
5	Qatar Government International Bond	5.250%	1/20/20	2,250	2,495
[5,9] Qatari Diar Finance QSC		3.500%	7/21/15	500	523
5	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,542
	Quebec	2.750%	8/25/21	1,000	987

[3,5] Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	2,221	2,401
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,950
Republic of Italy	3.125%	1/26/15	2,000	1,875
Republic of Italy	4.750%	1/25/16	1,000	970
Republic of Korea	4.250%	6/1/13	5,000	5,209
Republic of Korea	7.125%	4/16/19	3,000	3,745
South Africa Government International Bond	5.500%	3/9/20	8,000	8,920
Statoil ASA	3.125%	8/17/17	15,000	16,039
Statoil ASA	5.250%	4/15/19	17,000	19,993
5	TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,858
Total Sovereign Bonds (Cost $273,646)	288,697
Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,850	2,144
California GO	5.750%	3/1/17	10,000	11,248
6	Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.023%	10/15/12	14,210	14,190
Illinois GO	5.365%	3/1/17	4,500	4,788
Louisiana Local Government Environmental
Facility& Community Development Authority
Revenue	3.220%	2/1/21	12,000	12,341
Louisiana Local Government Environmental
Facility& Community Development Authority
Revenue	3.450%	2/1/22	5,475	5,771
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	1,400	1,647
Total Taxable Municipal Bonds (Cost $49,684)	52,129
Tax-Exempt Municipal Bonds (0.0%)
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	1,825	1,711
Total Tax-Exempt Municipal Bonds (Cost $1,760)	1,711
Shares
Convertible Preferred Stock (0.0%)
[7]	Lehman Brothers Holdings Inc. Pfd.	7.250%	8,740	8
Total Convertible Preferred Stock (Cost $8,740)	8
Preferred Stocks (0.1%)
Southern California Edison Co. Pfd.	4.900%	47,516	4,728
Axis Capital Holdings Ltd. Pfd.	7.500%	50,000	4,710
Aspen Insurance Holdings Ltd. Pfd.	7.401%	76,950	1,901
Total Preferred Stocks (Cost $11,854)	11,339
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[10] Vanguard Market Liquidity Fund (Cost
$396,973)	0.128%	396,972,922	396,973
Total Investments (100.1%) (Cost $14,417,200)	15,392,248
Other Assets and Liabilities-Net (-0.1%)	(18,474)
Net Assets (100%)	15,373,774

1 Securities with a value of $9,909,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $1,270,000 have been segregated as collateral for open swap contracts.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $1,373,904,000, representing 8.9% of net assets.
6 Adjustable-rate security.
7 Non-income-producing security--security in default.
8 Non-income-producing security--issuer has suspended all payments until May 1, 2012.
9 Guaranteed by the State of Qatar.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2011	1,966	241,050	(82)
2-Year U.S. Treasury Note	December 2011	(867)	(190,984)	(44)
10-Year U.S. Treasury Note	December 2011	964	124,417	(719)
30-Year U.S. Treasury Bond	December 2011	710	98,712	(691)
Ultra Long U.S. Treasury Bond	December 2011	304	46,322	2,183

Intermediate-Term Investment-Grade Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain

Intermediate-Term Investment-Grade Fund

provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2011, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao
Vizcaya Argentaria
SA/Aa2	9/20/15	BARC	11,000	461	1.000	(203)
Bank of America
Corp./A2	3/20/15	DBAG	4,400	101	1.000	(221)
Burlington
Northern/A3	6/20/12	DBAG	5,000	—	0.400	10
HSBC Finance
Corp./A3	9/20/16	DBAG	4,100	154	1.000	(45)
Johnson &
Johnson/Aaa	9/20/12	UBSAG	2,160	—	0.080	—
Johnson &
Johnson/Aaa	9/20/12	GSCM	5,400	—	0.070	(1)
Metlife Inc./A3	3/20/15	DBAG	18,000	1,086	1.000	(28)

Credit Protection Purchased
Bank of America
Corp.	12/20/14	DBAG	3,130	(73)	(1.000)	193
Bank of America
Corp.	12/20/14	BARC	3,130	(68)	(1.000)	202
Brazil (Federative
Republic)	12/20/15	BOANA	1,500	(19)	(1.000)	—
Danske Bank A/S	12/20/15	BARC	2,645	(16)	(1.000)	125
Goldman, Sachs &
Co.	12/20/11	DBAG	10,000	19	(1.000)	30
Mexico (United
Mexican States)	12/20/15	BOANA	1,500	(23)	(1.000)	(6)
Morgan Stanley	9/20/15	BARC	4,400	(243)	(1.000)	159
Wells Fargo	12/20/11	DBAG	10,000	54	(1.000)	5
Wells Fargo	3/20/15	GSCM	4,400	(37)	(1.000)	5
						225

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.

Intermediate-Term Investment-Grade Fund

GSCM—Goldman Sachs Bank USA.
UBSAG—UBS AG.

Interest Rate Swaps
			Fixed Interest	Floating
			Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
Termination		Amount	(Paid)	(Paid)	(Depreciation)
Date	Counterparty[1]	($000)	(%)	(%)	($000)
11/15/2011	WFC	1,745	0.607	(0.243)[2]	—
12/6/2011	WFC	2,840	2.018	(0.331) [3]	5
1/15/2012	WFC	4,550	1.383	(0.243) [2]	10
1/15/2012	WFC	4,900	1.226	(0.243) [2]	10
1/15/2012	WFC	1,755	1.148	(0.243) [2]	3
1/15/2012	WFC	290	1.075	(0.243) [2]	—
1/15/2012	WFC	160	1.050	(0.243) [2]	—
1/15/2012	WFC	4,300	1.058	(0.243) [2]	7
5/15/2012	BOANA	875	1.349	(0.243) [2]	5
7/15/2012	BARC	16,105	1.683	(0.243) [2]	153
7/15/2012	WFC	1,485	1.450	(0.243) [2]	12
7/15/2012	WFC	1,270	1.590	(0.243) [2]	11
7/15/2012	WFC	4,085	1.450	(0.243) [2]	32
7/15/2012	JPMC	11,950	1.370	(0.243) [2]	88
9/6/2012	WFC	5,800	0.553	(0.241) [2]	11
10/15/2012	BOANA	10,550	1.746	(0.243) [2]	140
12/6/2012	BARC	12,750	2.325	(0.331) [3]	251
12/15/2012	WFC	7,280	1.763	(0.243) [2]	114
12/15/2012	WFC	37,130	1.715	(0.243) [2]	561
1/15/2013	WFC	13,120	1.770	(0.403) [3]	196
2/15/2013	WFC	11,800	1.705	(0.243) [2]	202
2/15/2013	WFC	725	1.890	(0.243) [2]	14
2/15/2013	WFC	10,170	1.725	(0.243) [2]	177
2/15/2013	WFC	234	0.801	(0.243) [2]	1

Intermediate-Term Investment-Grade Fund

2/15/2013	WFC	1,450	0.910	(0.243) [2]	12
2/20/2013	WFC	6,220	1.926	(0.245) [2]	126
2/20/2013	WFC	5,135	0.799	(0.245) [2]	29
6/2/2013	BOANA	4,307	0.755	(0.327) [3]	15
9/15/2013	GSCM	12,000	1.254	(0.243) [2]	191
9/15/2013	WFC	4,374	0.698	(0.243) [2]	25
10/15/2013	WFC	3,430	1.023	(0.243) [2]	41
12/1/2013	GSCM	7,150	2.584	(0.326) [3]	299
12/1/2013	WFC	13,486	2.582	(0.326) [3]	563
12/1/2013	GSCM	41,858	2.584	(0.326) [3]	1,749
2/14/2014	WFC	21,200	1.022	(0.243) [2]	275
3/6/2014	GSCM	18,138	2.448	(0.241) [2]	840
4/15/2014	WFC	7,380	0.680	(0.403) [3]	19
5/15/2014	GSCM	1,000	1.528	(0.243) [2]	26
5/16/2014	WFC	8,640	1.083	(0.290) [3]	101
6/15/2014	WFC	4,400	2.338	(0.243) [2]	209
6/15/2014	WFC	40	2.577	(0.243) [2]	2
6/15/2014	WFC	1,200	1.150	(0.243) [2]	20
8/15/2014	JPMC	3,505	1.501	(0.243) [2]	93
8/15/2014	GSCM	620	1.350	(0.243) [2]	14
9/22/2014	BOANA	18,000	0.553	(0.245) [2]	(8)
10/15/2014	WFC	6,455	1.130	(0.243) [2]	103
2/15/2015	BOANA	2,790	1.799	(0.243) [2]	101
2/15/2015	WFC	8,600	1.634	(0.243) [2]	265
2/15/2015	WFC	9,600	1.868	(0.243) [2]	368
2/17/2015	GSCM	17,670	2.555	(0.292) [3]	1,014
3/24/2015	GSCM	1,520	2.910	(0.245) [2]	112
8/15/2015	GSCM	57,710	1.588	(0.243) [2]	1,601
10/21/2015	WFC	40,850	1.485	(0.412) [3]	797
5/19/2016	WFC	11,900	1.454	(0.296) [3]	238

Intermediate-Term Investment-Grade Fund

6/1/2016	WFC	6,225	2.910	(0.326) [3]	484
7/18/2016	GSCM	31,000	1.876	(0.405) [3]	938
9/30/2016	WFC	370	1.409	(0.359) [3]	26
10/25/2016	WFC	25,700	1.714	(0.418) [3]	518
1/15/2017	BARC	1,130	2.971	(0.243) [2]	97
2/15/2017	WFC	17,000	3.373	(0.243) [2]	1,805
2/15/2017	GSCM	1,200	3.433	(0.243) [2]	131
2/15/2017	BARC	1,490	3.180	(0.243) [2]	143
2/15/2017	WFC	950	2.407	(0.243) [2]	54
2/15/2017	WFC	5,700	2.407	(0.243) [2]	322
2/15/2017	BARC	1,145	2.287	(0.243) [2]	58
2/15/2017	BOANA	58,800	1.875	(0.243) [2]	1,716
9/15/2017	GSCM	24,600	3.520	(0.243) [2]	2,847
9/15/2017	BARC	5,400	3.363	(0.243) [2]	577
9/15/2017	GSCM	14,800	2.533	(0.243) [2]	884
9/15/2017	WFC	1,900	2.345	(0.243) [2]	93
1/25/2019	GSCM	9,200	2.782	(0.418) [3]	633
4/25/2019	WFC	21,200	2.053	(0.422) [3]	750
4/25/2019	WFC	5,500	2.756	(0.418) [3]	349
4/25/2020	JPMC	35,700	3.024	(0.418) [3]	2,570
4/25/2020	GSCM	6,000	2.794	(0.418) [3]	382
6/25/2021	GSCM	5,720	3.143	(0.358) [3]	469
10/25/2021	WFC	6,500	3.328	(0.418) [3]	566
11/25/2022	UBSAG	4,654	2.491	(0.312) [3]	192
11/25/2022	BARC	25,900	2.758	(0.308) [3]	1,495
1/25/2023	WFC	3,000	3.144	(0.418) [3]	237
7/25/2023	BARC	24,625	3.483	(0.418) [3]	2,555
					32,134

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.

JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wachovia Bank N.A.
Based on one-month London InterBank Offered Rate (LIBOR) as of the most 2 recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,137,451	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,717,177	—
Corporate Bonds	—	11,786,761	2
Sovereign Bonds	—	288,697	—
Taxable Municipal Bonds	—	52,129	—
Tax-Exempt Municipal Bonds	—	1,711	—
Convertible Preferred Stock	8	—	—
Preferred Stocks	11,339	—	—
Temporary Cash Investments	396,973	—	—
Futures Contracts—Assets[1]	4,804	—	—
Futures Contracts—Liabilities[1]	(246)	—	—
Swap Contracts—Assets	—	32,871	—
Swap Contracts—Liabilities	—	(512)	—
Total	412,878	15,016,285	2
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Intermediate-Term Investment-Grade Fund

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2011	394
Change in Unrealized Appreciation (Depreciation)	(392)
Balance as of October 31, 2011	2

E. At October 31, 2011, the cost of investment securities for tax purposes was $14,420,919,000. Net unrealized appreciation of investment securities for tax purposes was $971,329,000, consisting of unrealized gains of $1,083,549,000 on securities that had risen in value since their purchase and $112,220,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (106.7%)
U.S. Government Securities (91.3%)
	United States Treasury Bill	0.006%-0.009%	11/3/11	165,000	165,000
	United States Treasury Bill	0.010%	11/10/11	93,000	93,000
	United States Treasury Bill	0.003%-0.015%	11/17/11	205,000	205,000
	United States Treasury Note/Bond	2.375%	10/31/14	188,000	198,928
	United States Treasury Note/Bond	2.125%	11/30/14	31,000	32,598
1	United States Treasury Note/Bond	4.000%	2/15/15	186,000	207,275
	United States Treasury Note/Bond	1.875%	6/30/15	145,000	151,843
	United States Treasury Note/Bond	1.750%	7/31/15	140,000	145,950
	United States Treasury Note/Bond	1.250%	9/30/15	150,000	153,516
	United States Treasury Note/Bond	1.250%	10/31/15	300,000	306,798
	United States Treasury Note/Bond	1.375%	11/30/15	300,000	308,157
	United States Treasury Note/Bond	2.250%	3/31/16	2,000	2,127
	United States Treasury Note/Bond	2.375%	3/31/16	140,000	149,538
	United States Treasury Note/Bond	2.000%	4/30/16	203,000	213,595
	United States Treasury Note/Bond	1.500%	6/30/16	128,000	131,601
	United States Treasury Note/Bond	1.500%	7/31/16	150,000	154,125
	United States Treasury Note/Bond	1.000%	9/30/16	50,000	50,101
	United States Treasury Note/Bond	3.250%	12/31/16	193,000	214,471
	United States Treasury Note/Bond	3.125%	1/31/17	280,000	309,487
	United States Treasury Note/Bond	3.000%	2/28/17	159,000	174,701
	United States Treasury Note/Bond	3.250%	3/31/17	70,000	77,832
	United States Treasury Note/Bond	2.750%	5/31/17	40,000	43,438
	United States Treasury Note/Bond	2.500%	6/30/17	80,000	85,750
	United States Treasury Note/Bond	1.875%	8/31/17	185,000	191,592
	United States Treasury Note/Bond	1.875%	9/30/17	138,000	142,744
	United States Treasury Note/Bond	1.875%	10/31/17	100,000	103,375
	United States Treasury Note/Bond	2.375%	6/30/18	125,000	132,110
	United States Treasury Note/Bond	2.250%	7/31/18	317,000	332,206
	United States Treasury Note/Bond	1.375%	9/30/18	177,000	174,926
	United States Treasury Note/Bond	3.125%	5/15/19	57,000	62,852
	United States Treasury Note/Bond	3.375%	11/15/19	43,000	48,180
	United States Treasury Note/Bond	2.625%	8/15/20	195,000	205,877
	United States Treasury Note/Bond	2.625%	11/15/20	749,000	788,442
	United States Treasury Note/Bond	2.125%	8/15/21	85,500	85,447
					5,842,582
Agency Bonds and Notes (0.2%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	4,952	5,147
2	Overseas Private Investment Corp.	7.050%	11/15/13	8,437	8,959
					14,106
Conventional Mortgage-Backed Securities (14.9%)
[2,3,4]Fannie Mae Pool		3.500%	2/1/41–11/1/41	12,392	12,597
[2,3,4]Fannie Mae Pool		4.000%	8/1/40–11/1/41	41,390	43,239
[2,3,4]Fannie Mae Pool		4.500%	6/1/41–11/1/41	4,190	4,570
[2,3,4]Fannie Mae Pool		5.000%	1/1/39–11/1/41	102,251	109,985
[2,3,4]Fannie Mae Pool		5.500%	11/1/41	109,750	119,045
[2,3,4]Fannie Mae Pool		6.000%	5/1/37–11/1/41	61,825	67,742
[2,3,4]Freddie Mac Gold Pool		3.500%	11/1/26–11/1/41	20,500	21,188
[2,3,4]Freddie Mac Gold Pool		4.000%	11/1/13–11/1/41	58,001	60,382

[2,3]	Freddie Mac Gold Pool	4.500%	1/1/13–9/1/40	124,505	131,547
	[2,3,4]Freddie Mac Gold Pool	5.000%	11/1/41	52,000	55,754
	[2,3,4]Freddie Mac Gold Pool	5.500%	4/1/16–11/1/41	35,835	38,715
	[2,3,4]Freddie Mac Gold Pool	6.000%	11/1/41	29,750	32,465
[2,3]	Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	188	205
[2,4]	Ginnie Mae I Pool	4.000%	11/1/41	16,000	17,065
[2,4]	Ginnie Mae I Pool	4.500%	11/1/41	64,000	69,540
[2,4]	Ginnie Mae I Pool	5.000%	10/1/41–11/1/41	59,000	64,842
[2,4]	Ginnie Mae I Pool	5.500%	12/15/37	12,500	13,870
[2,4]	Ginnie Mae II Pool	4.000%	11/1/41–12/1/41	41,250	43,894
[2,4]	Ginnie Mae II Pool	4.500%	11/1/41	16,750	18,147
[2,4]	Ginnie Mae II Pool	5.000%	11/1/41	14,750	16,225
2	Ginnie Mae II Pool	5.500%	4/20/37–9/20/41	11,749	13,072
					954,089
	Nonconventional Mortgage-Backed Securities (0.3%)
	[2,3] Fannie Mae Grantor Trust	5.763%	12/25/11	20,000	20,067
					20,067
Total U.S. Government and Agency Obligations (Cost $6,612,106)					6,830,844
	Temporary Cash Investments (2.2%)
	Repurchase Agreements (2.2%)
	Barclays Capital Inc.
	(Dated 10/31/11, Repurchase Value
	$62,490,000, collateralized by U.S.
	Treasury Inflation Indexed Note/Bond
	2.375%, 1/15/25-1/15/27)	0.090%	11/1/11	62,490	62,490
	JPMorgan Securities Inc
	(Dated 10/31/11, Repurchase Value
	$25,000,000, collateralized by U.S.
	Treasury Note 2.625%, 4/30/18)	0.080%	11/1/11	25,000	25,000
	RBS Securities, Inc.
	(Dated 10/31/11, Repurchase Value
	$55,000,000, collateralized by U.S.
	Treasury Inflation Indexed Note/Bond
	2.625%, 7/15/17)	0.090%	11/1/11	55,000	55,000
					142,490
	Total Temporary Cash Investments (Cost $142,490)				142,490
	Total Investments (108.9%) (Cost $6,754,596)				6,973,334
	Other Assets and Liabilities-Net (-8.9%)				(572,700)
	Net Assets (100%)				6,400,634

1 Securities with a value of $6,108,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been

Intermediate-Term Treasury Fund

affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,830,844	—
Temporary Cash Investments	—	142,490	—
Futures Contracts—Assets[1]	2,133	—	—
Futures Contracts—Liabilities[1]	(2,483)	—	—
Total	(350)	6,973,334	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Intermediate-Term Treasury Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(691)	(152,214)	146
5-Year U.S. Treasury Note	December 2011	4,350	533,351	42
10-Year U.S. Treasury Note	December 2011	2,288	295,295	(725)
30-Year U.S. Treasury Bond	December 2011	(170)	(23,635)	232
Ultra Long U.S. Treasury Bond	December 2011	(469)	(71,464)	826

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2011, the cost of investment securities for tax purposes was $6,777,505,000. Net unrealized appreciation of investment securities for tax purposes was $195,829,000, consisting of unrealized gains of $199,396,000 on securities that had risen in value since their purchase and $3,567,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.8%)
U.S. Government Securities (2.6%)
	United States Treasury Note/Bond	2.125%	8/15/21	123,000	122,924
1	United States Treasury Note/Bond	3.500%	2/15/39	37,850	40,423
	United States Treasury Note/Bond	3.750%	8/15/41	15,000	16,741
	United States Treasury Strip Principal	0.000%	2/15/36	95,000	43,351
	United States Treasury Strip Principal	0.000%	8/15/39	128,000	51,030
					274,469
Agency Notes (0.2%)
2	Tennessee Valley Authority	5.250%	9/15/39	20,000	24,694
					24,694
Total U.S. Government and Agency Obligations (Cost $266,598)					299,163
Corporate Bonds (78.1%)
Finance (23.5%)
	Banking (14.5%)
	American Express Co.	8.150%	3/19/38	21,985	31,703
	Bank of America Corp.	5.420%	3/15/17	9,600	9,120
	Bank of America Corp.	6.800%	3/15/28	35,000	32,781
	Bank of America NA	6.000%	10/15/36	52,750	51,438
	Bank One Corp.	7.750%	7/15/25	25,000	30,274
	Bank One Corp.	7.625%	10/15/26	25,950	31,574
	Bank One Corp.	8.000%	4/29/27	30,869	37,723
	Barclays Bank plc	5.140%	10/14/20	10,070	9,331
	Citigroup Inc.	4.500%	1/14/22	7,930	7,986
	Citigroup Inc.	6.625%	1/15/28	25,000	26,935
	Citigroup Inc.	6.625%	6/15/32	60,905	62,268
	Citigroup Inc.	5.875%	2/22/33	7,190	6,967
	Citigroup Inc.	6.000%	10/31/33	41,655	41,021
	Citigroup Inc.	5.850%	12/11/34	36,500	40,311
	Citigroup Inc.	6.125%	8/25/36	37,650	37,165
	Citigroup Inc.	5.875%	5/29/37	11,150	12,416
	Citigroup Inc.	6.875%	3/5/38	20,000	24,818
	Credit Suisse USA Inc.	7.125%	7/15/32	38,000	46,286
	Fifth Third Bancorp	8.250%	3/1/38	1,305	1,609
	Goldman Sachs Group Inc.	5.250%	7/27/21	8,630	8,674
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	56,037
	Goldman Sachs Group Inc.	6.450%	5/1/36	58,000	55,153
	Goldman Sachs Group Inc.	6.750%	10/1/37	133,660	128,648
	Goldman Sachs Group Inc.	6.250%	2/1/41	37,565	38,446
3	HBOS plc	6.000%	11/1/33	26,515	17,022
	HSBC Bank USA NA	5.875%	11/1/34	50,700	51,394
	HSBC Bank USA NA	5.625%	8/15/35	29,775	29,495
	HSBC Holdings plc	7.625%	5/17/32	21,200	23,942
	HSBC Holdings plc	6.500%	9/15/37	15,000	16,088
	HSBC Holdings plc	6.800%	6/1/38	73,999	83,668
4	JP Morgan Chase Capital XXII	6.450%	1/15/87	17,000	16,942
	JP Morgan Chase Capital XXV	6.800%	10/1/37	28,415	29,197
	JPMorgan Chase & Co.	6.400%	5/15/38	83,550	99,981
	JPMorgan Chase & Co.	5.500%	10/15/40	9,500	10,258
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	3,875	3,895

	Merrill Lynch & Co. Inc.	6.220%	9/15/26	12,975	11,372
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,250	42,484
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	45,680	45,848
	Morgan Stanley	5.750%	1/25/21	8,260	8,182
	Morgan Stanley	5.500%	7/28/21	9,325	9,076
	Morgan Stanley	6.250%	8/9/26	12,850	13,183
	Morgan Stanley	7.250%	4/1/32	25,350	28,322
3	Nordea Bank AB	4.875%	5/13/21	6,511	5,750
	USB Capital XIII Trust	6.625%	12/15/39	11,740	11,736
	Wachovia Bank NA	5.850%	2/1/37	20,700	21,603
	Wachovia Bank NA	6.600%	1/15/38	61,225	70,915
	Wachovia Corp.	6.605%	10/1/25	30,000	32,336
	Wachovia Corp.	5.500%	8/1/35	15,730	16,072
	Wells Fargo Bank NA	5.950%	8/26/36	33,670	35,578

	Brokerage (0.2%)
3	FMR LLC	6.450%	11/15/39	25,300	26,918

	Finance Companies (2.9%)
	General Electric Capital Corp.	5.300%	2/11/21	14,960	15,879
	General Electric Capital Corp.	6.750%	3/15/32	117,095	138,459
	General Electric Capital Corp.	6.150%	8/7/37	6,500	7,167
	General Electric Capital Corp.	5.875%	1/14/38	75,905	81,403
	General Electric Capital Corp.	6.875%	1/10/39	57,420	69,915

	Insurance (5.6%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	13,048
	Aflac Inc.	6.450%	8/15/40	10,420	11,018
	Allstate Corp.	5.550%	5/9/35	14,075	15,602
	American International Group Inc.	6.400%	12/15/20	9,000	9,454
	AXA Financial Inc.	7.000%	4/1/28	34,910	37,471
3	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	12,262
	Hartford Financial Services Group Inc.	6.100%	10/1/41	18,374	17,233
3	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,579
3	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	36,072
3	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	27,535
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	20,405
3	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	29,111
	MetLife Inc.	6.500%	12/15/32	8,990	11,244
3	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	44,445
	Munich Re America Corp.	7.450%	12/15/26	8,500	9,963
3	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	27,857
3	New York Life Insurance Co.	5.875%	5/15/33	50,275	57,282
3	Pacific Life Insurance Co.	9.250%	6/15/39	23,145	30,790
	Prudential Financial Inc.	5.750%	7/15/33	13,000	13,702
	Prudential Financial Inc.	5.400%	6/13/35	5,000	5,015
3	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	14,050	18,138
	UnitedHealth Group Inc.	5.800%	3/15/36	28,250	33,061
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	16,592
	UnitedHealth Group Inc.	6.875%	2/15/38	29,422	39,145
	UnitedHealth Group Inc.	5.950%	2/15/41	9,835	12,093
	WellPoint Inc.	5.850%	1/15/36	11,450	13,165
	WellPoint Inc.	6.375%	6/15/37	25,000	31,739
	XL Group plc	6.375%	11/15/24	8,500	8,862

Real Estate Investment Trusts (0.3%)
Simon Property Group LP	6.750%	2/1/40	23,900	30,075

				2,537,722
Industrial (41.3%)
Basic Industry (0.1%)
Dow Chemical Co.	7.375%	11/1/29	8,450	10,876

Capital Goods (2.6%)
3M Co.	6.375%	2/15/28	30,895	41,038
3M Co.	5.700%	3/15/37	15,000	19,476
Boeing Co.	7.875%	4/15/43	8,000	12,320
Caterpillar Inc.	6.625%	7/15/28	30,000	39,408
Caterpillar Inc.	5.200%	5/27/41	17,595	21,075
Deere & Co.	7.125%	3/3/31	15,000	20,949
Lockheed Martin Corp.	6.150%	9/1/36	4,600	5,589
Lockheed Martin Corp.	4.850%	9/15/41	7,246	7,664
3 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	21,030	25,542
United Technologies Corp.	7.500%	9/15/29	14,300	19,861
United Technologies Corp.	6.125%	7/15/38	34,000	42,246
United Technologies Corp.	5.700%	4/15/40	18,150	22,516

Communication (9.2%)
Alltel Corp.	6.800%	5/1/29	2,697	3,463
Alltel Corp.	7.875%	7/1/32	24,162	34,325
America Movil SAB de CV	6.125%	3/30/40	30,720	36,476
AT&T Inc.	6.500%	9/1/37	5,000	6,210
AT&T Inc.	6.300%	1/15/38	23,000	27,811
AT&T Inc.	6.550%	2/15/39	15,000	18,896
AT&T Inc.	5.350%	9/1/40	67,895	74,174
AT&T Inc.	5.550%	8/15/41	11,325	12,826
AT&T Mobility LLC	7.125%	12/15/31	4,500	5,821
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,550	5,989
BellSouth Corp.	6.875%	10/15/31	30,000	36,631
BellSouth Corp.	6.000%	11/15/34	40,000	45,334
BellSouth Telecommunications Inc.	7.000%	12/1/95	7,850	9,629
CBS Corp.	7.875%	9/1/23	4,325	5,280
CBS Corp.	7.875%	7/30/30	37,000	48,139
Comcast Corp.	5.650%	6/15/35	32,714	36,483
3 COX Communications Inc.	6.450%	12/1/36	10,000	11,468
3 COX Communications Inc.	8.375%	3/1/39	16,310	23,118
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	24,849
France Telecom SA	8.500%	3/1/31	52,295	75,978
GTE Corp.	6.940%	4/15/28	20,000	25,207
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	24,511
News America Inc.	6.400%	12/15/35	28,000	31,639
News America Inc.	6.900%	8/15/39	5,000	5,928
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	12,600
Telefonica Europe BV	8.250%	9/15/30	10,150	12,540
Time Warner Cable Inc.	6.550%	5/1/37	40,000	47,727
Verizon Communications Inc.	5.850%	9/15/35	30,000	35,754
Verizon Communications Inc.	6.250%	4/1/37	20,000	24,648
Verizon Communications Inc.	6.400%	2/15/38	33,815	42,515
Verizon Communications Inc.	6.900%	4/15/38	12,200	16,066
Verizon Communications Inc.	7.350%	4/1/39	15,950	21,970
Verizon Communications Inc.	6.000%	4/1/41	21,550	26,160
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	41,913

Verizon Maryland Inc.	5.125%	6/15/33	12,000	12,233
Verizon New Jersey Inc.	8.000%	6/1/22	25,000	32,134
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	8,512
Vodafone Group plc	6.150%	2/27/37	20,705	26,177

Consumer Cyclical (7.3%)
CVS Caremark Corp.	6.250%	6/1/27	27,335	33,282
CVS Caremark Corp.	6.125%	9/15/39	11,000	13,251
4 CVS Caremark Corp.	6.302%	6/1/62	8,541	8,306
Daimler Finance North America LLC	8.500%	1/18/31	24,494	35,281
Historic TW Inc.	6.625%	5/15/29	14,775	17,467
Home Depot Inc.	5.875%	12/16/36	17,880	21,263
Kohl's Corp.	6.875%	12/15/37	6,000	7,450
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	32,135
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	10,905
McDonald's Corp.	6.300%	10/15/37	25,935	34,911
McDonald's Corp.	6.300%	3/1/38	46,635	63,648
McDonald's Corp.	5.700%	2/1/39	9,500	11,840
Target Corp.	6.650%	8/1/28	15,000	18,811
Target Corp.	7.000%	7/15/31	20,000	26,621
Target Corp.	6.500%	10/15/37	15,850	20,860
Target Corp.	7.000%	1/15/38	38,980	54,059
Time Warner Inc.	6.500%	11/15/36	10,000	11,766
Time Warner Inc.	5.375%	10/15/41	9,615	10,208
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	73,754
Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	2,345
Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	53,141
Wal-Mart Stores Inc.	6.200%	4/15/38	76,150	100,232
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	12,199
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	22,501
Wal-Mart Stores Inc.	5.000%	10/25/40	5,400	6,203
Wal-Mart Stores Inc.	5.625%	4/15/41	45,810	56,901
Walt Disney Co.	7.550%	7/15/93	25,900	32,049

Consumer Noncyclical (13.5%)
Abbott Laboratories	6.000%	4/1/39	33,870	42,979
Abbott Laboratories	5.300%	5/27/40	7,750	9,122
Altria Group Inc.	7.750%	1/15/27	1,000	1,209
Altria Group Inc.	9.950%	11/10/38	19,000	29,058
Amgen Inc.	6.375%	6/1/37	30,000	39,448
Amgen Inc.	6.900%	6/1/38	20,000	27,409
Amgen Inc.	6.400%	2/1/39	37,430	49,410
Amgen Inc.	5.650%	6/15/42	16,400	19,776
Anheuser-Busch Cos. Inc.	6.750%	12/15/27	3,500	4,388
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	6,900	9,224
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	11,460	13,806
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	47,155	73,375
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,115	5,289
3 Archer-Daniels-Midland Co.	4.535%	3/26/42	38,274	39,945
AstraZeneca plc	6.450%	9/15/37	77,000	105,274
Becton Dickinson and Co.	7.000%	8/1/27	8,300	10,892
Becton Dickinson and Co.	6.700%	8/1/28	5,066	6,501
Bestfoods	6.625%	4/15/28	30,000	39,524
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	12,965
3 Cargill Inc.	6.125%	4/19/34	1,880	2,271
3 Cargill Inc.	6.125%	9/15/36	27,045	32,901
Eli Lilly & Co.	5.500%	3/15/27	21,775	25,671

GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	25,952
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	47,205	64,221
Johnson & Johnson	6.950%	9/1/29	22,457	32,080
Kellogg Co.	7.450%	4/1/31	21,620	30,967
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,376
Kimberly-Clark Corp.	5.300%	3/1/41	15,000	17,976
Kraft Foods Inc.	6.500%	11/1/31	20,000	25,526
Medtronic Inc.	6.500%	3/15/39	21,200	28,338
Merck & Co. Inc.	6.500%	12/1/33	30,320	41,218
Merck & Co. Inc.	5.750%	11/15/36	6,000	7,566
Merck & Co. Inc.	6.550%	9/15/37	42,200	59,040
Merck & Co. Inc.	5.850%	6/30/39	20,000	26,249
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	23,548
PepsiCo Inc.	5.500%	1/15/40	28,350	35,239
PepsiCo Inc.	4.875%	11/1/40	14,375	16,450
Pfizer Inc.	7.200%	3/15/39	46,000	68,850
Pharmacia Corp.	6.750%	12/15/27	28,000	36,195
Philip Morris International Inc.	6.375%	5/16/38	35,340	46,026
4 Procter & Gamble - Esop	9.360%	1/1/21	11,502	15,482
Procter & Gamble Co.	6.450%	1/15/26	27,000	35,031
Procter & Gamble Co.	5.500%	2/1/34	10,000	12,577
Procter & Gamble Co.	5.550%	3/5/37	7,000	9,040
3 Roche Holdings Inc.	7.000%	3/1/39	42,905	61,806
3 Tesco plc	6.150%	11/15/37	34,520	40,282
Wyeth	5.950%	4/1/37	72,150	93,546

Energy (4.1%)
3 BG Energy Capital plc	5.125%	10/15/41	20,800	21,947
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	34,653
ConocoPhillips	7.000%	3/30/29	13,150	17,514
ConocoPhillips	5.900%	10/15/32	20,300	25,480
ConocoPhillips	6.500%	2/1/39	60,735	83,434
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,616
Encana Corp.	6.500%	8/15/34	15,463	18,650
3 Halliburton Co.	7.600%	8/15/96	14,937	21,632
Marathon Oil Corp.	6.600%	10/1/37	9,300	11,563
Shell International Finance BV	6.375%	12/15/38	79,705	110,083
Shell International Finance BV	5.500%	3/25/40	16,300	20,340
Statoil ASA	5.100%	8/17/40	9,000	10,467
Texaco Capital Inc.	8.625%	11/15/31	13,000	20,845
Tosco Corp.	7.800%	1/1/27	15,000	20,850
Tosco Corp.	8.125%	2/15/30	20,000	28,724

Other Industrial (0.6%)
3 Hutchison Whampoa International 03/33 Ltd.	7.450%	11/24/33	26,385	33,564
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/2111	21,000	27,337

Technology (3.4%)
Cisco Systems Inc.	5.900%	2/15/39	39,000	48,767
Hewlett-Packard Co.	6.000%	9/15/41	49,185	55,959
HP Enterprise Services LLC	7.450%	10/15/29	6,368	7,935
Intel Corp.	4.800%	10/1/41	19,080	20,891
International Business Machines Corp.	7.000%	10/30/25	50,400	69,566
International Business Machines Corp.	5.600%	11/30/39	31,250	39,472
Microsoft Corp.	4.500%	10/1/40	10,630	11,875
Microsoft Corp.	5.300%	2/8/41	17,175	21,464

Oracle Corp.	6.500%	4/15/38	42,037	56,671
Oracle Corp.	6.125%	7/8/39	13,448	17,353
3 Oracle Corp.	5.375%	7/15/40	12,660	15,279

Transportation (0.5%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	32,053
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,455	5,126
3 ERAC USA Finance LLC	7.000%	10/15/37	14,621	17,120
				4,462,331
Utilities (13.3%)
Electric (11.8%)
Alabama Power Co.	5.700%	2/15/33	12,800	15,530
Alabama Power Co.	6.000%	3/1/39	5,475	7,092
Alabama Power Co.	5.500%	3/15/41	13,015	15,913
Alabama Power Co.	5.200%	6/1/41	15,000	17,592
Appalachian Power Co.	6.700%	8/15/37	50,000	63,291
Carolina Power & Light Co.	5.700%	4/1/35	7,500	8,738
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	18,926
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	10,635
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,614
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	23,401
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,175
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,492
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,770	9,585
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,663
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	69,140
Duke Energy Indiana Inc.	6.120%	10/15/35	4,895	5,946
3 Enel Finance International NV	6.800%	9/15/37	6,175	5,881
3 Enel Finance International NV	6.000%	10/7/39	6,529	5,950
Florida Power & Light Co.	5.625%	4/1/34	16,275	20,090
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,177
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,360
Florida Power & Light Co.	5.250%	2/1/41	15,830	19,046
Florida Power & Light Co.	5.125%	6/1/41	5,200	6,152
Florida Power Corp.	6.750%	2/1/28	22,375	27,322
Georgia Power Co.	5.950%	2/1/39	27,960	35,179
Georgia Power Co.	5.400%	6/1/40	6,900	8,107
Georgia Power Co.	4.750%	9/1/40	9,555	10,727
Midamerican Energy Holdings Co.	6.125%	4/1/36	18,100	22,502
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	53,885	76,579
Northern States Power Co.	7.125%	7/1/25	20,000	27,549
Northern States Power Co.	6.200%	7/1/37	40,000	54,457
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	16,239
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	6,872	9,957
Pacific Gas & Electric Co.	6.050%	3/1/34	34,240	42,292
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	10,811
Pacific Gas & Electric Co.	6.350%	2/15/38	5,655	7,355
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	46,357
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	23,386
PacifiCorp	6.100%	8/1/36	15,000	19,230
PacifiCorp	6.250%	10/15/37	7,815	10,352
PacifiCorp	6.350%	7/15/38	20,000	27,033
PacifiCorp	6.000%	1/15/39	34,100	44,280
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	13,078
PPL Electric Utilities Corp.	5.200%	7/15/41	3,375	4,005
PSEG Power LLC	8.625%	4/15/31	19,005	27,038

Public Service Electric & Gas Co.	5.375%	11/1/39	10,000	12,446
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	13,368
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	5,990
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	23,448
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,496
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	45,885
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	10,924
Southern California Edison Co.	6.000%	1/15/34	10,095	13,194
Southern California Edison Co.	5.950%	2/1/38	10,000	13,315
Southern California Edison Co.	4.500%	9/1/40	12,000	13,202
Tampa Electric Co.	6.150%	5/15/37	35,000	45,451
Union Electric Co.	8.450%	3/15/39	9,000	14,095
Virginia Electric and Power Co.	6.000%	5/15/37	60,105	77,210
Virginia Electric and Power Co.	6.350%	11/30/37	11,170	14,895
Virginia Electric and Power Co.	8.875%	11/15/38	5,000	8,180
Xcel Energy Inc.	6.500%	7/1/36	5,000	6,412

Natural Gas (1.4%)
Enterprise Products Operating LLC	7.550%	4/15/38	5,396	7,277
KeySpan Corp.	5.875%	4/1/33	12,000	13,719
KeySpan Corp.	5.803%	4/1/35	10,000	11,483
Sempra Energy	6.000%	10/15/39	20,000	24,682
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	20,759
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,000	6,360
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	72,481

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	10,000	11,977

				1,444,473
Total Corporate Bonds (Cost $7,089,599)				8,444,526
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
3 CDP Financial Inc.	5.600%	11/25/39	15,000	18,338
3 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	10,630
3 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	16,540	18,630
3 EDF SA	6.950%	1/26/39	19,050	24,792
Inter-American Development Bank	3.875%	10/28/41	34,000	34,596
Total Sovereign Bonds (Cost $93,891)				106,986
Taxable Municipal Bonds (16.5%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	58,835	63,997
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	929
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	21,657
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	49,790	63,561
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	11,340	14,140
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	12,800	15,223
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	8,665	9,612
California GO	7.500%	4/1/34	32,655	39,474

California GO	7.550%	4/1/39	45,725	56,421
California GO	7.300%	10/1/39	129,045	155,032
California GO	7.625%	3/1/40	34,960	43,436
California GO	7.600%	11/1/40	45,010	55,871
California Public Works Board Lease Revenue	8.361%	10/1/34	5,535	6,700
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	3,710	4,411
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	26,224
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,226
Duke University North Carolina Revenue	5.850%	4/1/37	38,850	48,946
Illinois GO	5.877%	3/1/19	19,220	20,449
Illinois GO	4.950%	6/1/23	1,375	1,373
Illinois GO	5.100%	6/1/33	189,365	171,752
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	13,605	15,628
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	1,550	1,776
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	33,740	43,853
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,335	1,764
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	21,406
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,090	9,997
Los Angeles CA Unified School District GO	6.758%	7/1/34	57,235	71,070
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	17,450
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	61,368	68,244
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	40,935	56,047
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,305	6,304
6 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	60,395
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	41,899	57,651
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	52,555	68,984
New York City NY Municipal Water Finance
Authority	6.282%	6/15/42	7,225	8,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	9,605	11,262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	12,915	16,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	3,480	4,229
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	35,980	44,226
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,975	4,636
New York State Dormitory Authority	5.600%	3/15/40	2,000	2,383
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	15,560	18,197
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	25,935	32,329

Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,345	13,848
Ohio State University General Receipts
Revenue	4.800%	6/1/2111	22,271	22,549
5 Oregon Community College District Revenue	5.440%	6/30/23	10,595	11,750
7 Oregon School Boards Association GO	4.759%	6/30/28	15,000	14,550
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	7,795	9,164
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	19,665	23,795
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	13,195	15,003
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,245	2,553
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,275	43,254
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	19,981
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,035	12,434
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	13,325	17,218
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	9,475	12,620
State of California	6.509%	4/1/39	28,365	29,323
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	4,690
Texas Transportation Commission Revenue	4.631%	4/1/33	6,255	6,703
University of California Regents Medical
Center Revenue	6.548%	5/15/48	6,495	7,511
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,795	3,252
University of California Revenue	5.770%	5/15/43	5,135	5,813
Washington GO	5.481%	8/1/39	8,890	10,485
5 Wisconsin GO	5.700%	5/1/26	23,025	26,174
Total Taxable Municipal Bonds (Cost $1,615,414)				1,784,305
Temporary Cash Investment (0.5%)
Repurchase Agreement (0.5%)
Bank of America Securities, LLC
(Dated 10/31/11, Repurchase Value
$59,100,000, collateralized by Federal
Home Loan Mortgage Corp. 6.000%,
11/1/36, and Federal National Mortgage
Assn. 3.500%, 11/1/41) (Cost $59,100)	0.110%	11/1/11	59,100	59,100
Total Investments (98.9%) (Cost $9,124,602)				10,694,080
Other Assets and Liabilities-Net (1.1%)[8]				116,163
Net Assets (100%)				10,810,243

1 Securities with a value of $5,927,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $787,262,000, representing 7.3% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
8 Cash of $1,978,000, has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	299,163	—
Corporate Bonds	—	8,444,526	—
Sovereign Bonds	—	106,986	—
Taxable Municipal Bonds	—	1,784,305	—
Convertible Bonds	—	59,100	—
Futures Contracts—Assets[1]	1,013	—	—
Swap Contracts—Assets	—	4,076	—
Swap Contracts—Liabilities	—	(5,594)	—
Total	1,013	10,692,562	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Long-Term Investment-Grade Fund

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2011	638	88,702	(1,239)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps

Long-Term Investment-Grade Fund

				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	4,241	1.400%	4,076
CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	163	1.000%	(3,082)
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	4,187	1.000%	(1,191)

Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(1,318)	(5.000%)	(1,321)
						(1,518)

1 GSI—Goldman Sachs International.
BOANA—Bank of America, N.A.
2 Investment Grade Corporate Credit Default Swap Index-Version 11
3 Investment Grade Corporate Credit Default Swap Index-Version 14
4 Investment Grade Corporate Credit Default Swap Index-Version 16

E. At October 31, 2011, the cost of investment securities for tax purposes was $9,124,602,000. Net unrealized appreciation of investment securities for tax purposes was $1,569,478,000, consisting of unrealized gains of $1,594,228,000 on securities that had risen in value since their purchase and $24,750,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (105.9%)
U.S. Government Securities (90.8%)
	United States Treasury Bill	0.006%	11/3/11	95,000	95,000
	United States Treasury Bill	0.010%	11/10/11	58,000	58,000
	United States Treasury Bill	0.003%	11/17/11	110,000	110,000
1	United States Treasury Note/Bond	6.250%	8/15/23	262,500	366,925
	United States Treasury Note/Bond	6.000%	2/15/26	58,000	81,209
	United States Treasury Note/Bond	5.250%	11/15/28	89,000	118,286
	United States Treasury Note/Bond	5.250%	2/15/29	161,700	215,263
	United States Treasury Note/Bond	5.375%	2/15/31	53,500	73,245
	United States Treasury Note/Bond	4.750%	2/15/37	8,000	10,389
	United States Treasury Note/Bond	3.500%	2/15/39	176,500	188,497
	United States Treasury Note/Bond	4.250%	5/15/39	187,500	226,993
	United States Treasury Note/Bond	4.375%	11/15/39	222,000	274,343
	United States Treasury Note/Bond	4.625%	2/15/40	106,750	137,141
	United States Treasury Note/Bond	4.375%	5/15/40	312,500	386,525
	United States Treasury Note/Bond	3.875%	8/15/40	268,000	305,311
	United States Treasury Note/Bond	4.250%	11/15/40	76,500	92,792
	United States Treasury Note/Bond	4.375%	5/15/41	143,000	177,253
	United States Treasury Note/Bond	3.750%	8/15/41	229,500	256,143
					3,173,315
Conventional Mortgage-Backed Securities (15.1%)
[2,3,4]Fannie Mae Pool		3.500%	2/1/41–11/1/41	5,922	6,021
[2,3,4]Fannie Mae Pool		4.000%	9/1/40–11/1/41	22,388	23,381
[2,3,4]Fannie Mae Pool		4.500%	6/1/41–11/1/41	3,880	4,169
[2,3,4]Fannie Mae Pool		5.000%	11/1/41	53,000	57,008
[2,3,4]Fannie Mae Pool		5.500%	11/1/41	54,750	59,387
[2,3,4]Fannie Mae Pool		6.000%	2/1/26–11/1/41	36,075	39,525
[2,3,4]Freddie Mac Gold Pool		3.500%	11/1/26–11/1/41	11,500	11,854
[2,3,4]Freddie Mac Gold Pool		4.000%	5/1/13–11/1/41	24,499	25,545
[2,3]	Freddie Mac Gold Pool	4.500%	1/1/13–5/1/41	65,414	69,107
[2,3,4]Freddie Mac Gold Pool		5.000%	11/1/41	34,750	37,259
[2,3,4]Freddie Mac Gold Pool		5.500%	11/1/41	32,500	35,110
[2,3,4]Freddie Mac Gold Pool		6.000%	11/1/41	14,000	15,277
[3,4]	Ginnie Mae I Pool	4.000%	11/1/41	12,500	13,332
[3,4]	Ginnie Mae I Pool	4.500%	1/15/40–11/1/41	30,000	32,597
[3,4]	Ginnie Mae I Pool	5.000%	10/1/41–11/1/41	27,750	30,498
3	Ginnie Mae I Pool	5.500%	4/15/33–2/15/41	7,001	7,777
[3,4]	Ginnie Mae II Pool	4.000%	11/1/41–12/1/41	21,250	22,612
[3,4]	Ginnie Mae II Pool	4.500%	10/1/41–11/1/41	15,750	17,064
[3,4]	Ginnie Mae II Pool	5.000%	11/1/41	11,750	12,925
3	Ginnie Mae II Pool	5.500%	6/20/41	5,500	6,119
					526,567
Total U.S. Government and Agency Obligations (Cost $3,285,820)					3,699,882

				Market
		Maturity		Value
	Coupon	Date	Shares	($000)
Temporary Cash Investments (2.1%)
Repurchase Agreements (2.1%)
Barclays Capital Inc.
(Dated 10/31/11, Repurchase Value
$24,193,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.375%,
1/15/27)	0.090%	11/1/11	24,193	24,193
JPMorgan Securities Inc
(Dated 10/31/11, Repurchase Value
$15,000,000, collateralized by U.S.
Treasury Note/Bond 2.625%, 4/30/18)	0.080%	11/1/11	15,000	15,000
RBS Securities, Inc.
(Dated 10/31/11, Repurchase Value
$34,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 3.375%,
1/15/12)	0.090%	11/1/11	34,000	34,000
				73,193
Total Temporary Cash Investments (Cost $73,193)				73,193
Total Investments (108.0%) (Cost $3,359,013)				3,773,075
Other Assets and Liabilities-Net (-8.0%)				(280,318)
Net Assets (100%)				3,492,757

1 Securities with a value of $18,738,000 have been segregated as initial margin for open futures contracts.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

Long-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,699,882	—
Temporary Cash Investments	—	73,193	—
Futures Contracts—Assets[1]	10,089	—	—
Futures Contracts—Liabilities[1]	(1,129)	—	—
Total	8,960	3,773,075	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	December 2011	1,788	272,446	5,705
30-Year U.S. Treasury Bond	December 2011	1,142	158,774	(632)
2-Year U.S. Treasury Note	December 2011	(405)	(89,214)	72
5-Year U.S. Treasury Note	December 2011	(310)	(38,009)	(13)
10-Year U.S. Treasury Note	December 2011	42	5,421	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2011, the cost of investment securities for tax purposes was $3,359,013,000. Net unrealized appreciation of investment securities for tax purposes was $414,062,000, consisting of unrealized gains of $415,490,000 on securities that had risen in value since their purchase and $1,428,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (106.2%)
U.S. Government Securities (19.8%)
	United States Treasury Bill	0.017%	11/10/11	200,000	200,000
	United States Treasury Bill	0.003%-0.015%	11/17/11	216,000	216,000
	United States Treasury Note/Bond	0.750%	11/30/11	42,500	42,520
	United States Treasury Note/Bond	1.000%	3/31/12	19,000	19,071
	United States Treasury Note/Bond	1.375%	4/15/12	70,000	70,405
	United States Treasury Note/Bond	0.750%	5/31/12	22,500	22,584
	United States Treasury Note/Bond	0.375%	9/30/12	10,500	10,520
	United States Treasury Note/Bond	1.375%	10/15/12	42,021	42,500
	United States Treasury Note/Bond	0.375%	10/31/12	30,000	30,061
	United States Treasury Note/Bond	1.375%	2/15/13	18,000	18,270
	United States Treasury Note/Bond	0.500%	5/31/13	15,409	15,474
	United States Treasury Note/Bond	1.125%	6/15/13	10,000	10,145
	United States Treasury Note/Bond	0.125%	9/30/13	46,000	45,885
	United States Treasury Note/Bond	2.250%	5/31/14	35,000	36,701
	United States Treasury Note/Bond	0.750%	6/15/14	36,600	36,977
	United States Treasury Note/Bond	0.625%	7/15/14	48,400	48,733
	United States Treasury Note/Bond	0.500%	8/15/14	51,000	51,167
	United States Treasury Note/Bond	0.250%	9/15/14	15,000	14,937
	United States Treasury Note/Bond	0.500%	10/15/14	70,000	70,197
	United States Treasury Note/Bond	2.375%	10/31/14	51,000	53,965
	United States Treasury Note/Bond	2.250%	3/31/16	17,617	18,735
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,927
	United States Treasury Note/Bond	1.000%	9/30/16	63,500	63,629
					1,142,403
Agency Bonds and Notes (62.0%)
1	Federal Farm Credit Bank	1.375%	6/25/13	13,000	13,211
1	Federal Farm Credit Bank	1.300%	12/23/13	15,000	15,240
1	Federal Farm Credit Bank	1.125%	2/27/14	35,000	35,473
1	Federal Farm Credit Bank	2.625%	4/17/14	54,000	56,684
1	Federal Home Loan Banks	1.750%	3/8/13	37,535	38,265
1	Federal Home Loan Banks	1.875%	6/21/13	23,750	24,338
1	Federal Home Loan Banks	0.500%	8/28/13	76,000	76,155
[1,2] Federal Home Loan Banks		3.625%	10/18/13	174,500	185,434
1	Federal Home Loan Banks	3.125%	12/13/13	31,710	33,476
1	Federal Home Loan Banks	2.375%	3/14/14	25,000	26,062
1	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,881
1	Federal Home Loan Banks	2.750%	3/13/15	70,000	74,347
1	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,616
1	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,706
3	Federal Home Loan Mortgage Corp.	0.625%	10/30/12	44,100	44,275
3	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	35,000	35,052
[3,4] Federal Home Loan Mortgage Corp.		0.500%	8/23/13	119,750	119,698
[3,4] Federal Home Loan Mortgage Corp.		0.600%	8/23/13	60,000	60,047
[3,4] Federal Home Loan Mortgage Corp.		0.550%	9/23/13	13,400	13,399
3	Federal Home Loan Mortgage Corp.	0.500%	10/15/13	122,000	122,100
3	Federal Home Loan Mortgage Corp.	0.375%	10/30/13	66,000	65,865
3	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	15,000	14,977

3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	20,000	20,221
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	139,000	140,498
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	140,250	140,658
[3,4] Federal Home Loan Mortgage Corp.		1.500%	8/24/16	52,750	52,765
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	61,000	63,129
[3,4] Federal Home Loan Mortgage Corp.		1.600%	9/9/16	51,555	51,597
3	Federal National Mortgage Assn.	0.500%	10/30/12	51,500	51,641
3	Federal National Mortgage Assn.	3.625%	2/12/13	90,000	93,836
3	Federal National Mortgage Assn.	0.750%	2/26/13	11,500	11,570
[3,4] Federal National Mortgage Assn.		0.550%	9/27/13	93,250	93,306
[3,4] Federal National Mortgage Assn.		0.550%	10/18/13	4,000	4,000
[3,4] Federal National Mortgage Assn.		0.875%	11/8/13	170,000	170,022
[3,4] Federal National Mortgage Assn.		0.640%	11/14/13	37,000	36,884
[3,4] Federal National Mortgage Assn.		0.900%	11/15/13	54,675	54,685
3	Federal National Mortgage Assn.	0.750%	12/18/13	165,750	166,776
[3,4] Federal National Mortgage Assn.		1.500%	12/30/13	15,000	15,031
[3,4] Federal National Mortgage Assn.		1.450%	1/24/14	20,000	20,052
[3,4] Federal National Mortgage Assn.		1.550%	1/27/14	10,000	10,029
3	Federal National Mortgage Assn.	1.250%	2/27/14	15,000	15,246
[3,4] Federal National Mortgage Assn.		1.250%	2/27/14	25,000	25,083
[3,4] Federal National Mortgage Assn.		1.250%	3/14/14	35,000	35,528
3	Federal National Mortgage Assn.	4.125%	4/15/14	114,500	124,476
3	Federal National Mortgage Assn.	1.125%	6/27/14	82,750	83,950
3	Federal National Mortgage Assn.	0.875%	8/28/14	126,500	127,422
[3,4] Federal National Mortgage Assn.		1.000%	9/2/14	100,000	100,191
3	Federal National Mortgage Assn.	3.000%	9/16/14	5,250	5,605
3	Federal National Mortgage Assn.	0.625%	10/30/14	79,000	78,955
[3,4] Federal National Mortgage Assn.		1.875%	10/15/15	70,000	72,303
3	Federal National Mortgage Assn.	1.625%	10/26/15	13,000	13,315
[3,4] Federal National Mortgage Assn.		1.625%	11/12/15	110,000	112,530
[3,4] Federal National Mortgage Assn.		1.600%	11/23/15	25,000	25,020
3	Federal National Mortgage Assn.	5.000%	3/15/16	30,000	34,980
3	Federal National Mortgage Assn.	2.375%	4/11/16	79,000	83,319
3	Federal National Mortgage Assn.	1.250%	9/28/16	63,000	62,938
[3,4] Federal National Mortgage Assn.		1.500%	10/20/16	112,000	112,083
3	Federal National Mortgage Assn.	1.375%	11/15/16	147,500	148,105
					3,574,050
Conventional Mortgage-Backed Securities (24.4%)
[3,4,5]Fannie Mae Pool		3.500%	9/1/25–11/1/26	194,192	201,838
[3,4,5]Fannie Mae Pool		4.000%	6/1/14–11/1/41	218,296	229,272
[3,4,5]Fannie Mae Pool		4.500%	2/1/13–11/1/26	187,184	199,192
[3,4] Fannie Mae Pool		5.000%	1/1/12–8/1/24	145,164	156,233
[3,4] Fannie Mae Pool		5.500%	9/1/12–1/1/25	50,017	54,136
[3,4] Fannie Mae Pool		6.000%	4/1/17–11/1/37	3,124	3,399
[3,4] Fannie Mae Pool		6.500%	12/1/11–9/1/16	5,124	5,587
[3,4] Fannie Mae Pool		7.500%	3/1/15–8/1/15	130	139
[3,4] Fannie Mae Pool		8.000%	10/1/14–9/1/15	839	902
[3,4,5]Freddie Mac Gold Pool		3.500%	11/1/25–11/1/41	130,489	135,011
[3,4,5]Freddie Mac Gold Pool		4.000%	6/1/13–11/1/41	176,591	184,889
[3,4] Freddie Mac Gold Pool		4.500%	6/1/13–9/1/26	125,625	133,803
[3,4,5]Freddie Mac Gold Pool		5.000%	1/1/12–7/1/25	58,951	63,168
[3,4] Freddie Mac Gold Pool		5.500%	8/1/14–12/1/24	23,272	25,256
[3,4] Freddie Mac Gold Pool		6.000%	1/1/14–3/1/24	15,545	16,940
					1,409,765
Total U.S. Government and Agency Obligations (Cost $6,072,216)					6,126,218

Temporary Cash Investments (1.9%)
Repurchase Agreements (1.9%)
Barclays Capital Inc.
(Dated 10/31/11, Repurchase Value
$67,027,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.375%,
1/15/25)	0.090%	11/1/11	67,027	67,027
JPMorgan Securities Inc
(Dated 10/31/11, Repurchase Value
$15,000,000, collateralized by U.S.
Treasury Note/Bond 2.625%, 4/30/18)	0.080%	11/1/11	15,000	15,000
RBS Securities, Inc.
(Dated 10/31/11, Repurchase Value
$24,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 3.375%,
1/15/12)	0.090%	11/1/11	24,000	24,000
				106,027
Total Temporary Cash Investments (Cost $106,027)				106,027
Total Investments (108.1%) (Cost $6,178,243)				6,232,245
Other Assets and Liabilities-Net (-8.1%)				(464,492)
Net Assets (100%)				5,767,753

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Securities with a value of $3,398,000 have been segregated as initial margin for open futures contracts.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

Short-Term Federal Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,126,218	—
Temporary Cash Investments	—	106,027	—
Futures Contracts—Assets[1]	1,648	—	—
Futures Contracts—Liabilities[1]	(1,492)	—	—
Total	156	6,232,245	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement
				Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2011	2,528	309,957	146
10-Year U.S. Treasury Note	December 2011	(397)	(51,238)	(38)
2-Year U.S. Treasury Note	December 2011	165	36,346	4
Ultra Long U.S. Treasury Bond	December 2011	(103)	(15,695)	85
30-Year U.S. Treasury Bond	December 2011	(78)	(10,844)	65

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2011, the cost of investment securities for tax purposes was $6,178,293,000. Net unrealized appreciation of investment securities for tax purposes was $53,952,000, consisting of unrealized gains of $57,617,000 on securities that had risen in value since their purchase and $3,665,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (11.6%)
U.S. Government Securities (11.4%)
United States Treasury Note/Bond	1.000%	12/31/11	32,500	32,551
1 United States Treasury Note/Bond	1.375%	2/15/12	234,500	235,379
United States Treasury Note/Bond	0.875%	2/29/12	17,485	17,532
[13] United States Treasury Note/Bond	1.000%	3/31/12	579,500	581,673
United States Treasury Note/Bond	1.375%	4/15/12	200,000	201,156
United States Treasury Note/Bond	1.375%	5/15/12	100,000	100,688
United States Treasury Note/Bond	1.875%	6/15/12	50,000	50,547
United States Treasury Note/Bond	1.500%	7/15/12	150,000	151,429
United States Treasury Note/Bond	4.125%	8/31/12	70,000	72,297
United States Treasury Note/Bond	0.375%	9/30/12	150,000	150,282
United States Treasury Note/Bond	0.625%	12/31/12	106,000	106,530
United States Treasury Note/Bond	1.375%	1/15/13	390,000	395,608
United States Treasury Note/Bond	0.625%	1/31/13	150,000	150,821
United States Treasury Note/Bond	1.375%	2/15/13	194,000	196,910
United States Treasury Note/Bond	0.625%	2/28/13	150,000	150,844
United States Treasury Note/Bond	1.375%	3/15/13	194,500	197,630
United States Treasury Note/Bond	1.750%	4/15/13	100,000	102,234
United States Treasury Note/Bond	0.625%	4/30/13	175,654	176,752
United States Treasury Note/Bond	1.375%	5/15/13	200,000	203,532
United States Treasury Note/Bond	0.500%	5/31/13	24,984	25,089
United States Treasury Note/Bond	1.125%	6/15/13	150,000	152,179
United States Treasury Note/Bond	0.375%	6/30/13	114,826	115,095
United States Treasury Note/Bond	0.125%	8/31/13	71,360	71,204
United States Treasury Note/Bond	1.250%	2/15/14	24,760	25,294
United States Treasury Note/Bond	0.750%	6/15/14	55,226	55,795
United States Treasury Note/Bond	0.500%	8/15/14	350,000	351,148
United States Treasury Note/Bond	0.250%	9/15/14	60,000	59,747
United States Treasury Note/Bond	1.250%	8/31/15	4,430	4,538
United States Treasury Note/Bond	3.125%	10/31/16	70,000	77,284
United States Treasury Note/Bond	3.875%	5/15/18	40,000	46,119
United States Treasury Note/Bond	5.000%	5/15/37	10,000	13,453
				4,271,340
Conventional Mortgage-Backed Securities (0.1%)
[2,3] Fannie Mae Pool	6.000%	12/1/16–5/1/17	7,815	8,499
[2,3] Fannie Mae Pool	6.500%	12/1/11–9/1/16	6,226	6,789
[2,3] Fannie Mae Pool	7.000%	4/1/13	17	18
[2,3] Fannie Mae Pool	7.500%	3/1/15	43	45
[2,3] Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	4,066	4,418
				19,769
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3] Fannie Mae Pool	2.250%	12/1/32	917	945
[2,3] Fannie Mae Pool	2.310%	7/1/32	762	803
[2,3] Fannie Mae Pool	2.340%	9/1/32	236	250
[2,3] Fannie Mae Pool	2.375%	6/1/33	6,303	6,621
[2,3] Fannie Mae Pool	2.460%	5/1/33	5,950	6,253
[2,3] Fannie Mae Pool	2.500%	9/1/32	454	474
[2,3] Fannie Mae Pool	2.535%	8/1/33	7,568	7,925
[2,3] Fannie Mae Pool	2.579%	7/1/33	7,482	7,734

[2,3] Fannie Mae Pool		2.662%	5/1/33	1,159	1,227
[2,3] Fannie Mae Pool		5.170%	8/1/37	730	763
[2,3] Fannie Mae Pool		5.485%	2/1/37	2,548	2,788
[2,3] Freddie Mac Non Gold Pool		2.375%	8/1/32	1,500	1,562
[2,3] Freddie Mac Non Gold Pool		2.379%	9/1/32	1,052	1,137
[2,3] Freddie Mac Non Gold Pool		2.390%	8/1/32	1,051	1,116
[2,3] Freddie Mac Non Gold Pool		2.643%	9/1/32	1,488	1,530
[2,3] Freddie Mac Non Gold Pool		2.711%	1/1/33–8/1/33	3,482	3,713
[2,3] Freddie Mac Non Gold Pool		2.945%	10/1/32	901	976
[2,3] Freddie Mac Non Gold Pool		5.811%	8/1/37	7,455	7,803
					53,620
Total U.S. Government and Agency Obligations (Cost $4,318,755)					4,344,729
Asset-Backed/Commercial Mortgage-Backed Securities (18.5%)
3	Ally Auto Receivables Trust	2.090%	5/15/15	49,000	50,200
[3,4] Ally Auto Receivables Trust		3.000%	10/15/15	11,525	11,785
3	Ally Auto Receivables Trust	1.350%	12/15/15	15,000	15,096
3	Ally Auto Receivables Trust	2.230%	3/15/16	70,500	72,700
[3,4] Ally Auto Receivables Trust		2.690%	2/15/17	18,850	19,208
[3,4] Ally Master Owner Trust		3.470%	4/15/15	20,545	21,045
[3,4] Ally Master Owner Trust		3.870%	4/15/15	10,900	11,172
[3,4] Ally Master Owner Trust		4.250%	4/15/17	7,800	8,440
[3,4] Ally Master Owner Trust		4.590%	4/15/17	15,500	16,498
[3,5] Ally Master Owner Trust		1.313%	8/15/17	64,150	64,431
3,4,5 Ally Master Owner Trust		1.793%	8/15/17	39,172	39,136
3,4,5 Ally Master Owner Trust		2.193%	8/15/17	29,770	29,717
[3,5] American Express Credit Account Master
	Trust	1.493%	3/15/17	32,140	33,092
[3,4] Americold LLC Trust		4.954%	1/14/29	2,860	3,030
[3,4] Americold LLC Trust		6.811%	1/14/29	14,130	13,907
[3,5] AmeriCredit Automobile Receivables Trust		5.241%	1/6/15	6,846	6,877
[3,5] AmeriCredit Automobile Receivables Trust		5.241%	4/6/15	14,133	14,281
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	3,340	3,397
3,4,5 Arkle Master Issuer plc		1.542%	5/17/60	44,090	43,926
3,4,5 Arran Residential Mortgages Funding plc		1.690%	5/16/47	20,640	20,649
3,4,5 Arran Residential Mortgages Funding plc		1.746%	11/19/47	67,100	67,213
4	BA Covered Bond Issuer	5.500%	6/14/12	36,600	37,333
[3,5] BA Credit Card Trust		0.533%	6/16/14	5,260	5,254
[3,5] BA Credit Card Trust		0.313%	12/15/16	13,720	13,677
[3,5] BA Credit Card Trust		0.283%	11/15/19	36,370	35,775
3	Banc of America Funding Corp.	2.813%	9/20/46	43,819	30,236
[3,5] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.645%	4/10/49	23,534	25,306
3	Banc of America Mortgage Securities Inc.	3.503%	9/25/32	25	24
3	Banc of America Mortgage Securities Inc.	2.883%	7/25/33	2,660	2,561
[3,4] Bank of America Auto Trust		3.030%	10/15/16	28,886	29,452
3,4,5 Bank of America Student Loan Trust		1.218%	2/25/43	74,824	74,660
4	Bank of Montreal	2.625%	1/25/16	33,400	34,769
4	Bank of Nova Scotia	2.150%	8/3/16	44,100	44,784
[3,5] Bank One Issuance Trust		1.043%	2/15/17	6,600	6,540
3	Bear Stearns Adjustable Rate Mortgage Trust	3.078%	10/25/36	52,033	29,742
3	Bear Stearns Adjustable Rate Mortgage Trust	5.182%	5/25/47	42,206	26,249
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.715%	6/11/40	14,563	15,910
3	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	14,630	14,839

3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	13,671	14,076
3	BMW Vehicle Owner Trust	0.760%	8/25/15	300	300
3	BMW Vehicle Owner Trust	1.030%	2/26/18	3,500	3,495
[3,5] Brazos Higher Education Authority		0.558%	6/25/26	15,150	14,011
[3,5] Brazos Higher Education Authority		1.212%	5/25/29	53,973	53,895
[3,5] Brazos Higher Education Authority		1.112%	2/25/30	70,400	69,745
4	Canadian Imperial Bank of Commerce	2.600%	7/2/15	6,200	6,468
4	Canadian Imperial Bank of Commerce	2.750%	1/27/16	34,100	35,745
[3,5] Capital One Multi-Asset Execution Trust		0.543%	11/17/14	32,150	32,100
[3,5] Capital One Multi-Asset Execution Trust		2.493%	7/15/16	33,411	33,728
[3,5] Capital One Multi-Asset Execution Trust		1.293%	12/15/16	2,940	2,884
[3,5] Capital One Multi-Asset Execution Trust		0.333%	8/15/18	5,500	5,432
[3,5] Capital One Multi-Asset Execution Trust		0.333%	6/17/19	36,860	36,141
[3,5] Capital One Multi-Asset Execution Trust		0.293%	11/15/19	27,690	27,018
[3,5] Capital One Multi-Asset Execution Trust		0.323%	12/16/19	261,055	254,910
[3,5] Capital One Multi-Asset Execution Trust		0.283%	7/15/20	166,795	161,866
3	CarMax Auto Owner Trust	2.040%	10/15/15	29,000	29,668
3,4,5 CFCRE Commercial Mortgage Trust		5.552%	4/15/44	7,950	6,752
3,4,5 CFCRE Commercial Mortgage Trust		5.552%	4/15/44	2,880	2,275
[3,5] Chase Issuance Trust		0.703%	4/15/19	28,600	27,361
[3,4] Chrysler Financial Auto Securitization Trust		6.250%	5/8/14	18,555	18,728
[3,4] Chrysler Financial Auto Securitization Trust		5.570%	8/8/14	33,555	33,975
[3,4] Chrysler Financial Auto Securitization Trust		6.540%	11/10/14	16,600	16,996
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	26,000	26,307
[3,4] CIT Equipment Collateral		2.410%	5/15/13	28,780	28,909
[3,5] Citibank Credit Card Issuance Trust		0.653%	7/15/14	78,915	78,649
[3,5] Citibank Credit Card Issuance Trust		0.645%	2/20/15	32,725	32,431
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	91,986
[3,5] Citibank Credit Card Issuance Trust		0.715%	3/24/17	4,380	4,254
[3,5] Citibank Credit Card Issuance Trust		1.445%	5/22/17	22,500	23,283
[3,5] Citibank Credit Card Issuance Trust		0.407%	12/17/18	31,075	30,708
[3,5] Citibank Credit Card Issuance Trust		0.443%	12/17/18	64,625	63,786
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	28,784
[3,5] Citibank Credit Card Issuance Trust		1.620%	5/20/20	61,200	65,440
3,4,5 Citibank Omni Master Trust		2.993%	8/15/18	24,880	26,260
[3,4] Citibank Omni Master Trust		5.350%	8/15/18	77,575	85,695
[3,4] Citibank Omni Master Trust		4.900%	11/15/18	117,645	129,279
[3,4] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	54,136	54,565
[3,4] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	16,125	16,522
3	Citigroup Mortgage Loan Trust Inc.	5.291%	7/25/37	2,577	1,637
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	60,025	60,536
[3,4] CLI Funding LLC		4.500%	3/18/26	20,390	20,406
3	CNH Equipment Trust	3.000%	8/17/15	17,600	17,984
3	CNH Equipment Trust	1.750%	5/16/16	57,000	57,844
3	CNH Equipment Trust	1.740%	1/17/17	75,500	76,519
3	CNH Equipment Trust	1.290%	9/15/17	3,200	3,171
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	18,386	18,463
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.750%	11/19/33	3,944	3,508
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.681%	3/20/36	23,648	10,340
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.541%	2/25/47	29,864	14,626
3	Credit Suisse Mortgage Capital Certificates	5.817%	6/15/38	12,125	13,318

3	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	30,468	30,670
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	28,251	28,695
3,4,5 DBUBS Mortgage Trust		5.446%	7/10/44	13,800	11,584
[3,5] Discover Card Master Trust		0.593%	8/15/16	93,500	93,754
[3,5] Discover Card Master Trust		0.823%	3/15/18	156,400	158,145
[3,5] Discover Card Master Trust I		0.323%	9/15/16	21,500	21,421
[3,4] Enterprise Fleet Financing LLC		1.430%	10/20/16	55,600	55,517
[3,4] Enterprise Fleet Financing LLC		1.900%	10/20/16	12,300	12,337
3	First Horizon Asset Securities Inc.	2.765%	11/25/36	17,027	11,418
5	First Horizon Asset Securities Inc.	4.978%	1/25/37	40,464	25,609
3	Ford Credit Auto Lease Trust	1.420%	1/15/15	15,000	14,999
3	Ford Credit Auto Owner Trust	2.980%	8/15/14	2,925	3,005
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,288
3,4,5 Ford Credit Floorplan Master Owner Trust		1.893%	12/15/14	42,980	43,522
3,4,5 Ford Credit Floorplan Master Owner Trust		2.493%	12/15/14	17,280	17,470
3,4,5 Ford Credit Floorplan Master Owner Trust		2.893%	12/15/14	88,458	89,610
3,4,5 Ford Credit Floorplan Master Owner Trust		1.943%	2/15/17	105,517	108,306
[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	22,356	24,191
[3,4] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	21,000	22,458
3,4,5 Fosse Master Issuer plc		1.905%	10/18/54	166,100	165,740
4	FUEL Trust	3.984%	6/15/16	41,200	40,476
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	3,137	3,139
[3,5] GE Dealer Floorplan Master Note Trust		0.845%	7/20/16	8,500	8,487
3	GMAC Mortgage Corp. Loan Trust	5.125%	11/19/35	7,252	6,127
[3,5] Granite Master Issuer plc		0.283%	12/17/54	3,854	3,685
[3,5] Granite Master Issuer plc		0.385%	12/20/54	11,473	10,970
[3,4] Great America Leasing Receivables		2.340%	4/15/16	19,525	19,881
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	9,600	10,248
3	Greenwich Capital Commercial Funding Corp.	5.876%	7/10/38	20,000	21,989
[3,4] GS Mortgage Securities Corp. II		3.215%	2/10/21	14,370	13,738
[3,4] GS Mortgage Securities Corp. II		3.563%	2/10/21	5,025	4,717
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	26,869	28,997
[4,5] GS Mortgage Securities Corp. II		5.230%	12/10/43	3,530	2,978
[3,4] GS Mortgage Securities Corp. II		5.543%	3/10/44	7,180	6,028
3	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	18,035	18,112
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	4,655	4,708
3	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	28,400	28,708
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	8,940
3	Harley-Davidson Motorcycle Trust	1.310%	3/15/17	5,800	5,819
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,105
[3,4] Hertz Vehicle Financing LLC		5.290%	3/25/16	44,350	48,082
[3,4] Hertz Vehicle Financing LLC		3.740%	2/25/17	81,900	84,618
[3,4] Hertz Vehicle Financing LLC		3.290%	3/25/18	41,500	41,473
3,4,5Holmes Master Issuer plc		1.803%	10/15/54	18,280	18,316
[3,4] Hyundai Auto Lease Securitization Trust		1.020%	8/15/14	17,500	17,552
[3,4] Hyundai Auto Lease Securitization Trust		1.120%	11/15/16	6,920	6,937
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	37,850	39,116
3,4,5Hyundai Floorplan Master Owner Trust		1.493%	11/17/14	18,710	18,842
5	Illinois Student Assistance Commission	1.468%	4/25/22	61,500	60,916
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	24,650	27,663
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	2,300	2,469
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	3,300	3,306
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.069%	11/15/43	3,140	3,154

3,4,5 JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.531%	11/15/43	6,225	5,421
3,4,5 JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.531%	11/15/43	7,100	5,949
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/15/46	17,600	18,262
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	14,945	12,410
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.533%	2/15/46	16,800	13,684
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	7,110	7,131
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	18,700	18,807
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.801%	6/15/49	50,612	51,418
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	44,254	45,186
3,4,5 Kildare Securities Ltd.		0.397%	12/10/43	20,395	17,787
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	19,724	19,857
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	13,146	13,198
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,205	38,907
[3,4] Macquarie Equipment Funding Trust		1.910%	4/20/17	16,000	16,179
3	Master Adjustable Rate Mortgages Trust	2.193%	4/25/34	4,132	3,764
[3,5] MBNA Credit Card Master Note Trust		1.593%	10/15/14	2,075	2,081
[3,5] MBNA Credit Card Master Note Trust		0.663%	7/15/15	57,640	57,136
[3,5] MBNA Credit Card Master Note Trust		1.143%	11/15/16	39,715	39,344
3	Merrill Lynch Mortgage Investors Inc.	1.988%	2/25/33	3,546	2,996
3	Merrill Lynch Mortgage Investors Inc.	2.730%	7/25/33	1,506	1,453
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	3,600	3,613
3	Merrill Lynch Mortgage Trust	5.723%	6/12/50	35,752	36,231
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,680	3,748
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	14,587	14,639
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	5,901	5,959
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	19,865	19,991
[3,4] MMAF Equipment Finance LLC		2.100%	7/15/17	24,275	24,401
[3,4] MMAF Equipment Finance LLC		3.040%	8/15/28	27,800	28,203
[3,4] MMAF Equipment Finance LLC		3.510%	1/15/30	26,000	27,074
3	Morgan Stanley Capital I	5.640%	6/11/42	66,050	66,835
3,4,5 Morgan Stanley Capital I		5.256%	9/15/47	7,140	6,065
3	Morgan Stanley Capital I	5.090%	10/12/52	6,593	6,591
3	Morgan Stanley Mortgage Loan Trust	2.259%	6/25/36	20,449	15,633
[3,4] Navistar Financial Corp. Owner Trust		1.990%	1/21/14	76,500	76,886
3,4,5 Navistar Financial Dealer Note Master Trust		1.695%	10/26/15	23,900	24,008
3	Nissan Auto Lease Trust	1.270%	10/15/16	22,600	22,634
3,4,5 Nissan Master Owner Trust Receivables		1.393%	1/15/15	101,600	102,416
3,4,5 Nordstrom Private Label Credit Card Master
	Note Trust	0.303%	5/15/15	113,210	113,105
5	North Carolina Education Assistance Authority
	Student Loan Revenue	1.318%	1/26/26	37,100	36,390
3,4,5 Permanent Master Issuer plc		1.553%	7/15/42	71,840	71,621
[3,4] Rental Car Finance Corp.		2.510%	2/25/16	87,600	87,688
3	Residential Funding Mortgage Securities I	3.595%	8/25/36	33,955	19,862
3	Residential Funding Mortgage Securities I	3.619%	9/25/36	14,291	9,780

3,4,5 Silverstone Master Issuer plc		1.912%	1/21/55	97,950	98,335
3,4,5 SLM Student Loan Trust		1.243%	10/15/24	23,540	23,522
[3,5] SLM Student Loan Trust		0.538%	1/27/25	52,687	51,043
[3,5] SLM Student Loan Trust		0.518%	4/25/25	83,550	80,521
[3,5] SLM Student Loan Trust		0.518%	10/25/25	51,758	49,291
[3,5] SLM Student Loan Trust		0.528%	10/27/25	36,300	33,907
[3,5] SLM Student Loan Trust		0.508%	1/26/26	66,950	62,076
[3,5] SLM Student Loan Trust		0.528%	1/25/27	24,500	22,793
[3,4] SLM Student Loan Trust		4.370%	4/17/28	12,200	12,664
[3,4] SLM Student Loan Trust		3.740%	2/15/29	60,000	59,684
3,4,5 SMART Trust		1.093%	10/14/14	13,880	13,880
[3,4] SMART Trust		1.770%	10/14/14	41,800	41,931
3,4,5 SMART Trust		1.743%	12/14/15	52,200	52,701
[3,4] SMART Trust		2.520%	11/14/16	42,300	42,816
[3,4] SMART Trust		2.310%	4/14/17	26,850	27,139
[3,4] Sonic Capital LLC		5.438%	5/20/41	28,638	29,296
[3,5] South Carolina Student Loan Corp.		1.418%	7/25/25	51,900	51,284
[3,4] TAL Advantage LLC		4.310%	5/20/26	23,748	23,994
[3,4] Textainer Marine Containers Ltd.		4.700%	6/15/26	20,300	20,051
[3,4] Tidewater Auto Receivables Trust		5.920%	5/15/17	7,065	7,109
3	Volkswagen Auto Lease Trust	0.990%	11/20/13	20,000	20,044
3	Volkswagen Auto Lease Trust	1.180%	10/20/15	12,600	12,666
3,4,5 Volkswagen Credit Auto Master Trust		0.925%	9/20/16	50,100	50,090
[3,4] Volvo Financial Equipment LLC		2.990%	5/15/17	18,820	18,961
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	10,080	11,105
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	28,912	29,396
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	46,760	50,576
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	1,404	1,405
3	WaMu Mortgage Pass Through Certificates	2.574%	1/25/33	406	376
3	WaMu Mortgage Pass Through Certificates	2.444%	8/25/33	2,914	2,647
3	WaMu Mortgage Pass Through Certificates	2.466%	9/25/33	4,085	3,867
3	Wells Fargo Mortgage Backed Securities
	Trust	2.603%	10/25/36	37,144	25,882
3,4,5 WF-RBS Commercial Mortgage Trust		5.335%	3/15/44	11,690	9,795
3	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	16,941
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	52,700	52,974
3	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	31,000	31,341
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,935,908)					6,895,171
Corporate Bonds (65.0%)
Finance (31.2%)
	Banking (21.9%)
	Abbey National Treasury Services plc	2.875%	4/25/14	53,725	51,391
4	Abbey National Treasury Services plc	3.875%	11/10/14	27,475	26,319
4	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,272
	American Express Bank FSB	5.550%	10/17/12	40,912	42,631
	American Express Bank FSB	5.500%	4/16/13	71,035	75,128
	American Express Centurion Bank	5.550%	10/17/12	21,161	22,038
	American Express Co.	4.875%	7/15/13	4,805	5,067
	American Express Co.	7.250%	5/20/14	29,250	33,119
	American Express Credit Corp.	5.875%	5/2/13	42,630	45,377
	American Express Credit Corp.	7.300%	8/20/13	86,520	94,726
	American Express Credit Corp.	5.125%	8/25/14	24,250	26,308
	American Express Credit Corp.	2.750%	9/15/15	13,400	13,608
4	ANZ National International Ltd./New Zealand	6.200%	7/19/13	18,175	19,498
	Astoria Financial Corp.	5.750%	10/15/12	11,850	12,256

4	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	24,200	24,732
[4,5] Banco Santander Chile		1.659%	4/20/12	45,000	44,820
4	Banco Santander Chile	2.875%	11/13/12	75,175	75,242
	BanColombia SA	4.250%	1/12/16	7,820	7,830
	Bank of America Corp.	5.375%	9/11/12	10,550	10,712
	Bank of America Corp.	4.875%	1/15/13	11,922	12,058
	Bank of America Corp.	4.900%	5/1/13	26,126	26,469
	Bank of America Corp.	7.375%	5/15/14	63,816	68,029
	Bank of America Corp.	5.375%	6/15/14	14,700	15,085
	Bank of America Corp.	4.500%	4/1/15	17,230	17,027
	Bank of America Corp.	3.700%	9/1/15	5,960	5,727
	Bank of America Corp.	3.625%	3/17/16	6,345	6,059
	Bank of America Corp.	3.750%	7/12/16	6,340	6,053
	Bank of Montreal	2.125%	6/28/13	9,800	10,012
	Bank of Montreal	1.750%	4/29/14	39,000	39,713
	Bank of New York Mellon Corp.	6.375%	4/1/12	3,705	3,791
	Bank of New York Mellon Corp.	4.950%	11/1/12	12,947	13,484
	Bank of New York Mellon Corp.	4.500%	4/1/13	47,640	50,111
	Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	8,985
	Bank of New York Mellon Corp.	4.300%	5/15/14	31,282	33,822
	Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,356
	Bank of Nova Scotia	2.250%	1/22/13	133,800	136,220
	Bank of Nova Scotia	2.375%	12/17/13	50,725	52,398
	Bank of Nova Scotia	3.400%	1/22/15	24,350	25,832
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	111,655	113,192
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	66,700	67,070
	Bank One Corp.	5.250%	1/30/13	28,615	29,891
	Barclays Bank plc	2.500%	1/23/13	158,815	159,163
	Barclays Bank plc	2.375%	1/13/14	63,500	62,391
	Barclays Bank plc	5.200%	7/10/14	91,735	96,770
	BB&T Corp.	3.850%	7/27/12	70,000	71,601
	BB&T Corp.	3.375%	9/25/13	23,450	24,391
	BB&T Corp.	2.050%	4/28/14	43,925	44,616
	BB&T Corp.	5.700%	4/30/14	51,400	56,363
	BB&T Corp.	3.200%	3/15/16	18,925	19,527
	BBVA US Senior SAU	3.250%	5/16/14	56,350	55,061
	Bear Stearns Cos. LLC	5.700%	11/15/14	44,615	48,618
4	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	5.125%	1/15/15	4,880	4,660
4	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	4.800%	6/24/15	13,800	13,283
	BNP Paribas SA	3.250%	3/11/15	47,731	47,180
4	BPCE SA	2.375%	10/4/13	13,660	13,314
[4,5] BTMU Curacao Holdings NV		0.671%	12/19/16	36,725	36,631
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	39,050	39,651
	Capital One Bank USA NA	6.500%	6/13/13	4,675	4,972
	Capital One Financial Corp.	4.800%	2/21/12	29,250	29,504
	Capital One Financial Corp.	6.250%	11/15/13	4,720	5,078
	Capital One Financial Corp.	7.375%	5/23/14	38,472	43,184
	Capital One Financial Corp.	2.125%	7/15/14	9,800	9,780
	Capital One Financial Corp.	3.150%	7/15/16	12,790	13,025
	Citigroup Inc.	5.625%	8/27/12	58,600	59,726
	Citigroup Inc.	5.300%	10/17/12	82,277	84,465
	Citigroup Inc.	5.500%	4/11/13	60,018	62,281
	Citigroup Inc.	6.500%	8/19/13	100,265	106,425
	Citigroup Inc.	6.000%	12/13/13	52,600	55,719
	Citigroup Inc.	6.375%	8/12/14	37,305	40,286

	Citigroup Inc.	5.000%	9/15/14	5,275	5,393
	Citigroup Inc.	5.500%	10/15/14	27,125	29,093
	Citigroup Inc.	6.010%	1/15/15	15,050	16,110
	Citigroup Inc.	4.750%	5/19/15	27,500	28,704
	Citigroup Inc.	4.587%	12/15/15	12,500	13,027
3,4,6 Colonial BancGroup Inc.		7.114%	5/29/49	25,100	2
4	Commonwealth Bank of Australia	5.000%	11/6/12	9,600	9,966
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	1.850%	1/10/14	24,445	24,758
4	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.200%	5/13/14	47,225	50,371
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	6,877
	Credit Suisse New York	5.000%	5/15/13	200,023	208,804
	Credit Suisse New York	2.200%	1/14/14	65,400	65,323
	Credit Suisse New York	5.500%	5/1/14	185,560	197,993
	Credit Suisse New York	3.500%	3/23/15	34,200	34,827
	Credit Suisse USA Inc.	6.125%	11/15/11	40,835	40,882
	Credit Suisse USA Inc.	5.500%	8/15/13	9,750	10,324
	Deutsche Bank AG	5.375%	10/12/12	89,445	91,912
	Deutsche Bank AG	2.375%	1/11/13	169,825	170,256
	Deutsche Bank AG	4.875%	5/20/13	75,611	78,288
	Deutsche Bank AG	3.450%	3/30/15	19,400	19,993
	Fifth Third Bancorp	6.250%	5/1/13	27,127	28,913
	Fifth Third Bancorp	3.625%	1/25/16	37,000	38,018
3	Fifth Third Capital Trust IV	6.500%	4/15/67	4,880	4,752
	First Horizon National Corp.	5.375%	12/15/15	33,775	34,130
	Golden West Financial Corp.	4.750%	10/1/12	17,700	18,326
	Goldman Sachs Group Inc.	4.750%	7/15/13	30,428	31,371
	Goldman Sachs Group Inc.	5.250%	10/15/13	22,790	23,729
	Goldman Sachs Group Inc.	5.150%	1/15/14	31,100	32,361
	Goldman Sachs Group Inc.	6.000%	5/1/14	50,292	53,837
	Goldman Sachs Group Inc.	5.000%	10/1/14	46,950	49,062
	Goldman Sachs Group Inc.	3.700%	8/1/15	46,750	46,833
	Goldman Sachs Group Inc.	5.350%	1/15/16	10,000	10,597
	Goldman Sachs Group Inc.	3.625%	2/7/16	16,530	16,405
	Goldman Sachs Group Inc.	5.625%	1/15/17	5,870	6,124
4	HSBC Bank plc	1.625%	8/12/13	68,250	67,798
4	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,171
4	ING Bank NV	2.000%	10/18/13	52,500	51,356
4	Intesa Sanpaolo SPA	3.625%	8/12/15	9,600	8,686
	Intesa Sanpaolo SpA New York	2.375%	12/21/12	78,275	76,273
	JPMorgan Chase & Co.	5.375%	10/1/12	35,474	36,942
	JPMorgan Chase & Co.	5.750%	1/2/13	67,518	70,866
	JPMorgan Chase & Co.	4.750%	5/1/13	147,341	154,916
	JPMorgan Chase & Co.	1.650%	9/30/13	1,750	1,768
	JPMorgan Chase & Co.	5.375%	1/15/14	6,925	7,456
	JPMorgan Chase & Co.	2.050%	1/24/14	29,300	29,597
	JPMorgan Chase & Co.	4.875%	3/15/14	34,090	35,799
	JPMorgan Chase & Co.	4.650%	6/1/14	37,528	40,127
	JPMorgan Chase & Co.	5.125%	9/15/14	106,624	113,391
	JPMorgan Chase & Co.	3.700%	1/20/15	52,627	54,601
	JPMorgan Chase & Co.	3.400%	6/24/15	34,605	35,575
5	JPMorgan Chase & Co.	1.536%	9/1/15	10,570	10,099
	JPMorgan Chase & Co.	2.600%	1/15/16	54,047	53,372
	JPMorgan Chase & Co.	3.450%	3/1/16	9,750	9,916
	KeyCorp	6.500%	5/14/13	87,625	93,297
	KeyCorp	3.750%	8/13/15	24,375	25,060

	Lloyds TSB Bank plc	4.875%	1/21/16	17,750	18,271
5	Manufacturers & Traders Trust Co.	1.872%	4/1/13	18,050	17,980
3	Mellon Capital IV	6.244%	6/29/49	4,525	3,733
	Mellon Funding Corp.	5.200%	5/15/14	7,900	8,673
5	Merrill Lynch & Co. Inc.	0.561%	6/5/12	25,000	24,359
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	11,180	11,401
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	111,915	113,182
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	43,175	44,334
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	3,050	3,082
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	30,343
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,620	17,770
5	Morgan Stanley	1.408%	4/29/13	71,300	69,017
	Morgan Stanley	2.875%	1/24/14	76,000	73,952
	Morgan Stanley	4.750%	4/1/14	82,350	82,712
	Morgan Stanley	6.000%	5/13/14	68,624	71,149
	Morgan Stanley	4.200%	11/20/14	37,000	36,589
	Morgan Stanley	6.000%	4/28/15	39,300	41,005
	Morgan Stanley	4.000%	7/24/15	16,450	16,333
	Morgan Stanley	3.800%	4/29/16	2,650	2,564
	National City Bank	6.200%	12/15/11	16,300	16,384
	National City Bank	4.625%	5/1/13	4,170	4,342
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,293
	PNC Funding Corp.	3.000%	5/19/14	44,150	45,905
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,468
	PNC Funding Corp.	3.625%	2/8/15	34,200	36,060
[3,7] RBS Capital Trust IV		1.553%	9/29/49	10,700	5,885
	Royal Bank of Canada	1.125%	1/15/14	41,800	41,819
	Royal Bank of Canada	2.875%	4/19/16	73,300	76,159
	Royal Bank of Canada	2.300%	7/20/16	29,400	29,851
	Royal Bank of Scotland Group plc	5.000%	11/12/13	14,600	14,391
	Royal Bank of Scotland Group plc	5.000%	10/1/14	6,300	5,894
	Royal Bank of Scotland Group plc	5.050%	1/8/15	8,123	7,480
	Royal Bank of Scotland plc	3.400%	8/23/13	110,075	109,355
	Royal Bank of Scotland plc	3.250%	1/11/14	20,500	20,327
4	Royal Bank of Scotland plc	4.875%	8/25/14	42,652	43,742
	Royal Bank of Scotland plc	3.950%	9/21/15	6,100	6,020
	Santander Holdings USA Inc.	4.625%	4/19/16	8,600	8,572
4	Santander US Debt SA Unipersonal	2.991%	10/7/13	57,300	55,424
4	Societe Generale SA	2.200%	9/14/13	26,145	25,191
4	Societe Generale SA	2.500%	1/15/14	21,245	20,405
	SouthTrust Corp.	5.800%	6/15/14	11,142	11,963
5	State Street Corp.	0.528%	4/30/12	5,000	4,992
4	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	43,595	43,884
	SunTrust Banks Inc.	3.600%	4/15/16	25,200	25,714
	SunTrust Banks Inc.	3.500%	1/20/17	6,800	6,846
	Toronto-Dominion Bank	1.375%	7/14/14	53,700	54,043
	Toronto-Dominion Bank	2.500%	7/14/16	7,800	7,989
4	Toronto-Dominion Bank	1.625%	9/14/16	87,000	86,263
	UBS AG	2.750%	1/8/13	40,284	40,317
	UBS AG	2.250%	8/12/13	109,775	109,345
	UBS AG	2.250%	1/28/14	83,100	82,463
	UBS AG	3.875%	1/15/15	28,603	28,447
3	UBS Preferred Funding Trust V	6.243%	5/29/49	4,870	4,383
[4,5] Unicredit Luxembourg Finance SA		0.737%	1/13/17	41,800	41,096
	UnionBanCal Corp.	5.250%	12/16/13	10,996	11,361
	US Bancorp	2.125%	2/15/13	54,600	55,616
	US Bancorp	1.125%	10/30/13	46,300	46,454

	US Bancorp	2.450%	7/27/15	34,100	35,325
	US Bank NA	6.300%	2/4/14	37,150	40,907
5	US Bank NA	0.681%	10/14/14	92,000	90,888
	Wachovia Bank NA	4.800%	11/1/14	18,250	19,430
	Wachovia Bank NA	4.875%	2/1/15	19,020	20,158
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,403
	Wachovia Corp.	5.500%	5/1/13	147,777	157,034
	Wachovia Corp.	4.875%	2/15/14	29,385	30,754
	Wachovia Corp.	5.250%	8/1/14	41,415	44,241
	Wachovia Corp.	5.625%	10/15/16	19,480	21,201
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.550%	6/16/10	8,965	2,689
6	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	22
	Wells Fargo & Co.	4.375%	1/31/13	77,435	80,525
	Wells Fargo & Co.	4.950%	10/16/13	25,675	26,964
	Wells Fargo & Co.	4.625%	4/15/14	13,750	14,372
	Wells Fargo & Co.	3.750%	10/1/14	64,443	68,550
	Wells Fargo & Co.	3.625%	4/15/15	50,850	53,630
	Wells Fargo & Co.	3.676%	6/15/16	20,000	21,022
	Wells Fargo Bank NA	4.750%	2/9/15	11,265	11,925
	Westpac Banking Corp.	2.250%	11/19/12	58,131	58,941
	Westpac Banking Corp.	2.100%	8/2/13	66,500	67,594
	Westpac Banking Corp.	1.850%	12/9/13	52,240	52,992
	Westpac Banking Corp.	4.200%	2/27/15	46,575	49,296
	Westpac Banking Corp.	3.000%	8/4/15	14,650	14,907
4	Westpac Securities NZ Ltd.	2.625%	1/28/13	60,000	60,781

	Brokerage (0.6%)
	BlackRock Inc.	3.500%	12/10/14	28,120	30,187
4	Cantor Fitzgerald LP	6.375%	6/26/15	14,000	14,197
	Charles Schwab Corp.	4.950%	6/1/14	24,740	27,052
	Franklin Resources Inc.	2.000%	5/20/13	17,700	17,950
	Jefferies Group Inc.	5.875%	6/8/14	6,950	7,206
	Jefferies Group Inc.	3.875%	11/9/15	30,200	28,927
	Jefferies Group Inc.	5.125%	4/13/18	29,185	26,519
[5,6] Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	9,410	1
[5,6] Lehman Brothers Holdings Inc.		2.911%	8/21/09	24,450	5,960
[5,6] Lehman Brothers Holdings Inc.		2.907%	11/16/09	38,620	9,510
	TD Ameritrade Holding Corp.	2.950%	12/1/12	46,825	47,646

	Finance Companies (2.4%)
	General Electric Capital Corp.	6.000%	6/15/12	7,670	7,913
	General Electric Capital Corp.	3.500%	8/13/12	8,810	8,999
	General Electric Capital Corp.	5.250%	10/19/12	31,855	33,192
	General Electric Capital Corp.	2.800%	1/8/13	32,285	32,944
	General Electric Capital Corp.	5.450%	1/15/13	38,100	40,067
	General Electric Capital Corp.	4.800%	5/1/13	90,480	95,268
	General Electric Capital Corp.	1.875%	9/16/13	60,475	61,164
	General Electric Capital Corp.	2.100%	1/7/14	31,390	31,789
	General Electric Capital Corp.	5.900%	5/13/14	38,250	42,104
	General Electric Capital Corp.	5.500%	6/4/14	14,550	15,845
	General Electric Capital Corp.	4.750%	9/15/14	10,000	10,776
	General Electric Capital Corp.	3.750%	11/14/14	16,495	17,447
	General Electric Capital Corp.	3.350%	10/17/16	29,000	29,790
3	General Electric Capital Corp.	6.375%	11/15/67	14,450	14,269
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	13,200	11,715

HSBC Finance Corp.	7.000%	5/15/12	45,350	46,672
HSBC Finance Corp.	5.900%	6/19/12	95,578	97,769
5 HSBC Finance Corp.	0.697%	9/14/12	7,800	7,688
HSBC Finance Corp.	6.375%	11/27/12	53,347	55,869
HSBC Finance Corp.	5.250%	1/15/14	71,903	74,581
HSBC Finance Corp.	5.250%	4/15/15	19,400	20,233
HSBC Finance Corp.	5.000%	6/30/15	14,650	15,445
HSBC Finance Corp.	5.500%	1/19/16	4,600	4,863
5 HSBC Finance Corp.	0.756%	6/1/16	11,250	9,571
SLM Corp.	5.375%	5/15/14	14,600	14,594
SLM Corp.	5.050%	11/14/14	12,875	12,686
SLM Corp.	6.250%	1/25/16	35,041	35,394
Springleaf Finance Corp.	5.200%	12/15/11	12,700	12,621
4 USAA Capital Corp.	3.500%	7/17/14	9,600	10,093
4 USAA Capital Corp.	1.050%	9/30/14	17,340	17,092

Insurance (5.2%)
ACE INA Holdings Inc.	5.875%	6/15/14	14,690	16,331
Aegon NV	4.750%	6/1/13	24,150	24,828
Aetna Inc.	6.000%	6/15/16	13,925	16,197
Allied World Assurance Co. Ltd.	7.500%	8/1/16	7,142	8,143
Allstate Corp.	6.125%	2/15/12	13,750	13,950
Allstate Corp.	6.200%	5/16/14	12,700	14,321
Allstate Corp.	5.000%	8/15/14	400	440
Allstate Life Global Funding Trusts	5.375%	4/30/13	32,100	34,186
American International Group Inc.	4.250%	5/15/13	26,110	26,012
American International Group Inc.	3.650%	1/15/14	26,975	26,607
American International Group Inc.	4.250%	9/15/14	32,100	31,604
American International Group Inc.	5.050%	10/1/15	33,025	33,131
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	4,205	4,469
Axis Capital Holdings Ltd.	5.750%	12/1/14	38,900	41,509
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	13,400	13,600
Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,820	27,004
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	67,550	71,288
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	6,650	7,161
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	22,900	23,265
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	15,373
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25,715	26,679
Berkshire Hathaway Inc.	2.125%	2/11/13	132,900	135,709
Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,366
Chubb Corp.	5.200%	4/1/13	2,067	2,181
3 Chubb Corp.	6.375%	3/29/67	5,860	5,918
CNA Financial Corp.	5.850%	12/15/14	28,660	30,367
CNA Financial Corp.	6.500%	8/15/16	7,825	8,506
Coventry Health Care Inc.	5.875%	1/15/12	18,875	19,032
Genworth Financial Inc.	5.750%	6/15/14	9,700	9,627
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,411
3 ING Groep NV	5.775%	12/29/49	4,970	3,951
4 Jackson National Life Global Funding	5.375%	5/8/13	44,193	46,504
Lincoln National Corp.	5.650%	8/27/12	20,075	20,713
3 Lincoln National Corp.	6.050%	4/20/67	11,890	9,869
Manulife Financial Corp.	3.400%	9/17/15	14,620	14,748
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	17,268	18,790
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	30,880	34,390
4 MassMutual Global Funding II	2.875%	4/21/14	14,025	14,403
4 MassMutual Global Funding II	3.125%	4/14/16	14,850	15,360
MetLife Inc.	2.375%	2/6/14	58,500	59,823

4	Metropolitan Life Global Funding I	2.875%	9/17/12	72,725	73,875
4	Metropolitan Life Global Funding I	2.500%	1/11/13	19,725	19,960
4	Metropolitan Life Global Funding I	5.125%	4/10/13	90,412	94,910
4	Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	13,642
[4,5] Monumental Global Funding III		0.588%	1/25/13	8,525	8,464
[4,5] Monumental Global Funding III		0.603%	1/15/14	14,650	14,156
4	Monumental Global Funding III	5.250%	1/15/14	12,710	13,551
4	Monumental Global Funding Ltd.	5.500%	4/22/13	1,200	1,263
4	New York Life Global Funding	4.650%	5/9/13	5,400	5,693
4	New York Life Global Funding	5.375%	9/15/13	10,660	11,502
4	New York Life Global Funding	3.000%	5/4/15	20,560	21,675
4	Pacific Life Global Funding	5.150%	4/15/13	6,150	6,445
4	Pricoa Global Funding I	4.625%	6/25/12	7,580	7,758
4	Pricoa Global Funding I	5.400%	10/18/12	17,330	18,029
4	Pricoa Global Funding I	5.450%	6/11/14	36,700	40,041
	Principal Financial Group Inc.	7.875%	5/15/14	23,450	26,585
4	Principal Life Global Funding I	6.250%	2/15/12	36,155	36,721
4	Principal Life Global Funding I	5.250%	1/15/13	2,425	2,537
4	Principal Life Global Funding I	5.125%	10/15/13	34,280	36,450
4	Principal Life Global Funding I	5.050%	3/15/15	7,750	8,408
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,500	1,569
	Principal Life Income Funding Trusts	5.300%	4/24/13	11,000	11,631
	Protective Life Corp.	4.300%	6/1/13	8,540	8,802
	Prudential Financial Inc.	3.625%	9/17/12	19,275	19,671
	Prudential Financial Inc.	2.750%	1/14/13	10,000	10,165
	Prudential Financial Inc.	5.150%	1/15/13	31,330	32,740
	Prudential Financial Inc.	5.100%	9/20/14	9,350	10,115
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,355
	Prudential Financial Inc.	3.000%	5/12/16	11,725	11,895
4	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,185
	Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	36,532
	Travelers Cos. Inc.	5.375%	6/15/12	18,258	18,748
	Travelers Property Casualty Corp.	5.000%	3/15/13	27,640	28,929
	UnitedHealth Group Inc.	5.500%	11/15/12	20,125	21,065
	UnitedHealth Group Inc.	4.875%	2/15/13	37,455	39,278
	UnitedHealth Group Inc.	4.875%	4/1/13	34,844	36,658
	UnitedHealth Group Inc.	4.750%	2/10/14	3,215	3,449
	UnitedHealth Group Inc.	5.000%	8/15/14	31,335	34,420
	WellPoint Health Networks Inc.	6.375%	1/15/12	9,550	9,660
	WellPoint Inc.	6.800%	8/1/12	19,558	20,386
	WellPoint Inc.	6.000%	2/15/14	41,400	45,709
	WellPoint Inc.	5.000%	12/15/14	12,700	14,026
	Willis North America Inc.	5.625%	7/15/15	39,149	42,000
	XL Capital Finance Europe plc	6.500%	1/15/12	32,275	32,636
	XL Group plc	5.250%	9/15/14	22,140	23,339
[3,4] ZFS Finance USA Trust IV		5.875%	5/9/62	4,270	4,014

	Real Estate Investment Trusts (1.1%)
	Boston Properties LP	6.250%	1/15/13	2,693	2,836
	Brandywine Operating Partnership LP	5.750%	4/1/12	4,779	4,841
	Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,035
	Camden Property Trust	5.000%	6/15/15	6,300	6,743
	DDR Corp.	5.375%	10/15/12	26,100	26,263
	DDR Corp.	5.500%	5/1/15	20,772	20,850
	Digital Realty Trust LP	4.500%	7/15/15	50,080	51,045
	Duke Realty LP	4.625%	5/15/13	9,725	10,012
	Duke Realty LP	6.250%	5/15/13	10,076	10,595

ERP Operating LP	6.584%	4/13/15	12,543	13,989
HCP Inc.	2.700%	2/1/14	14,550	14,524
HCP Inc.	3.750%	2/1/16	14,550	14,673
Health Care REIT Inc.	3.625%	3/15/16	7,375	7,226
Hospitality Properties Trust	7.875%	8/15/14	8,350	9,129
Kilroy Realty LP	5.000%	11/3/15	14,550	15,174
Kimco Realty Corp.	5.783%	3/15/16	15,783	17,141
Liberty Property LP	6.375%	8/15/12	19,020	19,543
Senior Housing Properties Trust	4.300%	1/15/16	9,700	9,700
Simon Property Group LP	6.750%	5/15/14	2,760	3,076
Simon Property Group LP	5.250%	12/1/16	6,226	6,840
Tanger Properties LP	6.150%	11/15/15	15,860	17,596
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	17,575	17,502
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	7,300	7,556
4 WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	43,645	44,948
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	23,125	25,814
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	19,950	21,485
				11,636,845
Industrial (29.1%)
Basic Industry (2.1%)
Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	12,818
Air Products & Chemicals Inc.	2.000%	8/2/16	7,325	7,481
4 Anglo American Capital plc	2.150%	9/27/13	34,150	34,146
4 Anglo American Capital plc	9.375%	4/8/14	11,225	13,047
ArcelorMittal	5.375%	6/1/13	83,000	86,434
ArcelorMittal	9.000%	2/15/15	18,985	21,559
ArcelorMittal	3.750%	8/5/15	21,233	21,007
ArcelorMittal	3.750%	3/1/16	9,775	9,649
ArcelorMittal USA Inc.	6.500%	4/15/14	11,285	12,031
Barrick Gold Corp.	1.750%	5/30/14	36,040	36,629
Barrick Gold Corp.	2.900%	5/30/16	27,080	28,071
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	19,175	19,537
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,377
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	61,528
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	5,079
4 Chevron Phillips Chemical Co. LLC/LP	7.000%	6/15/14	7,800	8,750
Dow Chemical Co.	7.600%	5/15/14	22,855	25,951
Dow Chemical Co.	5.900%	2/15/15	11,250	12,567
Dow Chemical Co.	2.500%	2/15/16	19,500	19,703
EI du Pont de Nemours & Co.	5.875%	1/15/14	208	230
EI du Pont de Nemours & Co.	1.950%	1/15/16	29,260	29,813
International Paper Co.	5.300%	4/1/15	4,750	5,096
International Paper Co.	7.950%	6/15/18	7,250	8,721
Monsanto Co.	2.750%	4/15/16	10,060	10,602
4 Mosaic Co.	7.625%	12/1/16	9,200	9,602
Praxair Inc.	1.750%	11/15/12	20,200	20,409
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	140,156	165,915
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	15,242	15,370
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	43,845	45,145
Rohm & Haas Co.	5.600%	3/15/13	20,310	21,306
Vale Overseas Ltd.	6.250%	1/11/16	9,740	10,757
Vale Overseas Ltd.	6.250%	1/23/17	2,435	2,722

Capital Goods (3.8%)
3M Co.	1.375%	9/29/16	8,200	8,224
4 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	14,673
Allied Waste North America Inc.	6.875%	6/1/17	9,125	9,730

4 BAE Systems Holdings Inc.	6.400%	12/15/11	9,500	9,554
Bemis Co. Inc.	5.650%	8/1/14	10,130	11,004
Boeing Capital Corp.	5.800%	1/15/13	22,048	23,429
Boeing Capital Corp.	2.125%	8/15/16	7,800	7,938
Boeing Co.	5.125%	2/15/13	30,820	32,623
Boeing Co.	3.500%	2/15/15	4,750	5,127
Case New Holland Inc.	7.750%	9/1/13	27,925	29,740
Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	34,737
Caterpillar Financial Services Corp.	2.000%	4/5/13	17,820	18,158
Caterpillar Financial Services Corp.	4.900%	8/15/13	16,495	17,765
Caterpillar Financial Services Corp.	6.200%	9/30/13	27,200	29,891
Caterpillar Financial Services Corp.	6.125%	2/17/14	64,020	71,419
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	27,066
Caterpillar Financial Services Corp.	1.375%	5/20/14	46,420	46,864
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	13,222
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,672
Caterpillar Financial Services Corp.	2.650%	4/1/16	19,550	20,414
Caterpillar Financial Services Corp.	2.050%	8/1/16	4,000	4,057
Caterpillar Inc.	1.375%	5/27/14	50,750	51,307
Cooper US Inc.	5.250%	11/15/12	19,115	19,979
CRH America Inc.	5.300%	10/15/13	21,527	22,484
CRH America Inc.	4.125%	1/15/16	38,050	38,074
Danaher Corp.	1.300%	6/23/14	13,300	13,497
Eaton Corp.	5.950%	3/20/14	9,750	10,838
Emerson Electric Co.	5.625%	11/15/13	7,800	8,558
Emerson Electric Co.	4.125%	4/15/15	9,220	10,091
General Dynamics Corp.	4.250%	5/15/13	6,500	6,859
General Dynamics Corp.	5.250%	2/1/14	41,916	46,134
General Dynamics Corp.	1.375%	1/15/15	35,475	35,743
General Dynamics Corp.	2.250%	7/15/16	5,637	5,814
General Electric Co.	5.000%	2/1/13	249,615	261,786
General Electric Co.	5.250%	12/6/17	26,250	30,012
Harsco Corp.	5.125%	9/15/13	8,000	8,525
Harsco Corp.	2.700%	10/15/15	37,250	37,861
Honeywell International Inc.	6.125%	11/1/11	8,013	8,013
Honeywell International Inc.	4.250%	3/1/13	4,250	4,458
Illinois Tool Works Inc.	5.150%	4/1/14	21,175	23,337
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	18,270	19,713
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	36,003	42,511
John Deere Capital Corp.	7.000%	3/15/12	45,448	46,482
John Deere Capital Corp.	5.250%	10/1/12	49,340	51,483
John Deere Capital Corp.	1.875%	6/17/13	30,850	31,557
John Deere Capital Corp.	4.900%	9/9/13	25,147	26,980
John Deere Capital Corp.	2.950%	3/9/15	52,450	55,353
John Deere Capital Corp.	2.250%	6/7/16	19,550	20,060
L-3 Communications Corp.	6.375%	10/15/15	2,100	2,147
Mohawk Industries Inc.	6.875%	1/15/16	11,162	11,758
Tyco International Finance SA	6.000%	11/15/13	8,750	9,544
Tyco International Finance SA	4.125%	10/15/14	3,350	3,587
Waste Management Inc.	6.375%	3/11/15	5,817	6,665
Waste Management Inc.	2.600%	9/1/16	8,200	8,374

Communication (6.1%)
America Movil SAB de CV	5.500%	3/1/14	11,166	12,227
America Movil SAB de CV	3.625%	3/30/15	30,375	32,001
America Movil SAB de CV	2.375%	9/8/16	26,325	26,429
American Tower Corp.	4.625%	4/1/15	6,875	7,340

AT&T Inc.	4.950%	1/15/13	60,585	63,517
AT&T Inc.	6.700%	11/15/13	62,618	69,697
AT&T Inc.	4.850%	2/15/14	23,431	25,500
AT&T Inc.	5.100%	9/15/14	103,493	114,920
AT&T Inc.	2.500%	8/15/15	16,399	17,028
AT&T Inc.	5.625%	6/15/16	7,380	8,535
BellSouth Corp.	5.200%	9/15/14	32,150	35,588
British Telecommunications plc	5.150%	1/15/13	9,652	10,063
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	98,935	111,352
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	173,100	189,918
CenturyLink Inc.	7.875%	8/15/12	13,550	14,166
CenturyLink Inc.	5.000%	2/15/15	4,750	4,838
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	34,206	37,614
Comcast Corp.	5.300%	1/15/14	26,309	28,655
Comcast Corp.	6.500%	1/15/15	28,344	32,426
Comcast Corp.	5.850%	11/15/15	5,238	6,030
COX Communications Inc.	5.450%	12/15/14	12,150	13,566
Deutsche Telekom International Finance BV	5.250%	7/22/13	9,100	9,636
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,540
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	32,925	34,400
Discovery Communications LLC	3.700%	6/1/15	9,750	10,353
Embarq Corp.	6.738%	6/1/13	20,675	21,695
Embarq Corp.	7.082%	6/1/16	29,440	32,128
France Telecom SA	4.375%	7/8/14	47,162	50,641
France Telecom SA	2.125%	9/16/15	4,185	4,230
Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,712
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,478
NBCUniversal Media LLC	2.100%	4/1/14	29,200	29,800
NBCUniversal Media LLC	3.650%	4/30/15	30,380	32,217
NBCUniversal Media LLC	2.875%	4/1/16	31,225	32,088
New Cingular Wireless Services Inc.	8.125%	5/1/12	63,025	65,374
Omnicom Group Inc.	5.900%	4/15/16	16,625	18,869
Qwest Corp.	7.500%	10/1/14	4,875	5,370
Qwest Corp.	7.625%	6/15/15	13,092	14,409
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	10,297
Rogers Communications Inc.	6.375%	3/1/14	14,002	15,581
RR Donnelley & Sons Co.	4.950%	4/1/14	13,841	13,495
RR Donnelley & Sons Co.	6.125%	1/15/17	1,712	1,626
Telecom Italia Capital SA	5.250%	11/15/13	64,055	64,970
Telecom Italia Capital SA	6.175%	6/18/14	16,117	16,377
Telecom Italia Capital SA	4.950%	9/30/14	31,551	31,044
Telefonica Emisiones SAU	5.855%	2/4/13	66,648	68,962
Telefonica Emisiones SAU	2.582%	4/26/13	104,755	104,341
Telefonica Emisiones SAU	4.949%	1/15/15	36,555	37,411
Telefonica Emisiones SAU	6.421%	6/20/16	18,630	20,299
Thomson Reuters Corp.	5.950%	7/15/13	50,874	54,529
Thomson Reuters Corp.	5.700%	10/1/14	22,400	24,926
Time Warner Cable Inc.	6.200%	7/1/13	37,265	40,368
Time Warner Cable Inc.	8.250%	2/14/14	21,160	24,179
Time Warner Cable Inc.	7.500%	4/1/14	22,545	25,626
Time Warner Cable Inc.	3.500%	2/1/15	5,650	5,951
Verizon Communications Inc.	4.350%	2/15/13	37,755	39,440
Verizon Communications Inc.	5.250%	4/15/13	58,633	62,303

Verizon Communications Inc.	1.950%	3/28/14	95,060	97,561
Verizon Communications Inc.	1.250%	11/3/14	59,850	60,058
Verizon Communications Inc.	4.900%	9/15/15	4,850	5,441
Verizon Communications Inc.	5.550%	2/15/16	14,580	16,913
Verizon Communications Inc.	2.000%	11/1/16	9,750	9,790
Verizon Global Funding Corp.	7.375%	9/1/12	35,264	37,015
Vodafone Group plc	4.150%	6/10/14	90,556	97,716
WPP Finance UK	5.875%	6/15/14	14,011	15,111
WPP Finance UK	8.000%	9/15/14	17,480	20,068

Consumer Cyclical (3.3%)
4 American Honda Finance Corp.	2.375%	3/18/13	33,900	34,485
4 American Honda Finance Corp.	4.625%	4/2/13	18,650	19,528
4 American Honda Finance Corp.	6.700%	10/1/13	19,400	21,291
4 American Honda Finance Corp.	2.500%	9/21/15	10,190	10,319
Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,948
CVS Caremark Corp.	3.250%	5/18/15	19,150	20,231
3 CVS Caremark Corp.	6.302%	6/1/62	16,400	15,949
Daimler Finance North America LLC	7.300%	1/15/12	37,750	38,249
Daimler Finance North America LLC	6.500%	11/15/13	25,856	28,454
Darden Restaurants Inc.	5.625%	10/15/12	15,055	15,668
eBay Inc.	1.625%	10/15/15	25,535	25,781
Ford Motor Credit Co. LLC	7.000%	4/15/15	21,910	23,772
Ford Motor Credit Co. LLC	5.625%	9/15/15	3,460	3,633
Ford Motor Credit Co. LLC	5.000%	5/15/18	14,280	14,494
4 Harley-Davidson Funding Corp.	5.250%	12/15/12	32,820	34,008
4 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	22,449
Historic TW Inc.	9.125%	1/15/13	28,598	31,255
Home Depot Inc.	5.400%	3/1/16	48,532	55,809
4 Hyundai Capital America	3.750%	4/6/16	4,160	4,125
Hyundai Capital Services Inc.	5.625%	1/24/12	9,375	9,430
4 Hyundai Capital Services Inc.	4.375%	7/27/16	15,860	16,074
JC Penney Corp. Inc.	9.000%	8/1/12	23,036	24,188
Johnson Controls Inc.	1.750%	3/1/14	6,000	6,078
K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	3,315
4 Kia Motors Corp.	3.625%	6/14/16	8,600	8,476
Macy's Retail Holdings Inc.	5.350%	3/15/12	20,092	20,293
Macy's Retail Holdings Inc.	5.750%	7/15/14	12,473	13,345
Macy's Retail Holdings Inc.	5.900%	12/1/16	36,480	41,091
4 Nissan Motor Acceptance Corp.	3.250%	1/30/13	38,040	38,640
4 Nissan Motor Acceptance Corp.	4.500%	1/30/15	5,600	5,904
Nordstrom Inc.	6.750%	6/1/14	17,186	19,398
PACCAR Financial Corp.	1.950%	12/17/12	22,950	23,261
5 PACCAR Financial Corp.	0.690%	4/5/13	50,535	50,542
PACCAR Financial Corp.	1.550%	9/29/14	16,740	16,847
4 RCI Banque SA	3.400%	4/11/14	22,490	21,973
4 RCI Banque SA	4.600%	4/12/16	11,720	11,441
Staples Inc.	7.375%	10/1/12	22,580	23,862
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,400
Toyota Motor Credit Corp.	1.900%	12/5/12	56,300	57,058
Toyota Motor Credit Corp.	1.375%	8/12/13	23,140	23,429
4 Volkswagen International Finance NV	1.625%	8/12/13	19,525	19,617
4 Volkswagen International Finance NV	1.875%	4/1/14	59,600	60,122
4 Volvo Treasury AB	5.950%	4/1/15	44,450	47,961
Wal-Mart Stores Inc.	3.000%	2/3/14	11,985	12,582
Wal-Mart Stores Inc.	1.625%	4/15/14	15,640	16,037
Wal-Mart Stores Inc.	3.200%	5/15/14	58,800	62,513

Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,567
Wal-Mart Stores Inc.	1.500%	10/25/15	40,900	41,642
Walgreen Co.	4.875%	8/1/13	14,100	15,153
Walt Disney Co.	4.500%	12/15/13	20,923	22,685
4 Wesfarmers Ltd.	2.983%	5/18/16	6,180	6,248
Western Union Co.	6.500%	2/26/14	28,250	31,054

Consumer Noncyclical (6.5%)
Abbott Laboratories	2.700%	5/27/15	19,525	20,535
Abbott Laboratories	5.875%	5/15/16	13,660	16,142
Allergan Inc.	5.750%	4/1/16	15,530	18,081
Altria Group Inc.	8.500%	11/10/13	31,113	35,634
Altria Group Inc.	4.125%	9/11/15	38,477	41,894
Amgen Inc.	2.300%	6/15/16	20,000	20,482
Anheuser-Busch Cos. Inc.	5.000%	1/15/15	3,480	3,855
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	97,500	99,901
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	39,000	39,453
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	32,165
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,885	5,303
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	33,440	35,079
AstraZeneca plc	5.400%	9/15/12	20,000	20,749
AstraZeneca plc	5.400%	6/1/14	1,330	1,484
Avon Products Inc.	5.625%	3/1/14	22,755	24,256
Baxter International Inc.	1.800%	3/15/13	6,820	6,936
Biogen Idec Inc.	6.000%	3/1/13	41,165	43,649
Boston Scientific Corp.	4.500%	1/15/15	37,900	40,092
Boston Scientific Corp.	6.400%	6/15/16	15,572	17,521
Bottling Group LLC	6.950%	3/15/14	10,283	11,713
Bottling Group LLC	5.500%	4/1/16	23,995	28,095
Bunge Ltd. Finance Corp.	5.100%	7/15/15	4,380	4,651
Bunge Ltd. Finance Corp.	4.100%	3/15/16	17,290	17,842
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,537
CareFusion Corp.	5.125%	8/1/14	13,970	15,215
Celgene Corp.	2.450%	10/15/15	14,600	14,802
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	10,108
Clorox Co.	5.000%	3/1/13	2,750	2,889
4 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,865
Coca-Cola Co.	0.750%	11/15/13	19,950	20,029
Coca-Cola Co.	3.625%	3/15/14	19,635	21,004
Coca-Cola Co.	1.500%	11/15/15	38,775	39,165
4 Coca-Cola Co.	1.800%	9/1/16	11,700	11,790
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	20,400	21,897
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,575	20,116
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,933
Covidien International Finance SA	5.450%	10/15/12	6,750	7,045
Covidien International Finance SA	1.875%	6/15/13	29,250	29,727
CR Bard Inc.	2.875%	1/15/16	22,350	23,314
Delhaize Group SA	5.875%	2/1/14	1,925	2,099
DENTSPLY International Inc.	2.750%	8/15/16	9,760	9,907
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,555
Express Scripts Inc.	6.250%	6/15/14	7,505	8,298
Express Scripts Inc.	3.125%	5/15/16	20,350	20,889
General Mills Inc.	5.250%	8/15/13	15,800	17,006
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	131,040	139,514
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	27,320	29,857
HJ Heinz Co.	5.350%	7/15/13	7,175	7,713
Hospira Inc.	5.900%	6/15/14	6,825	7,421

Kellogg Co.	4.250%	3/6/13	14,000	14,604
Koninklijke Philips Electronics NV	4.625%	3/11/13	13,925	14,592
Kraft Foods Inc.	5.625%	11/1/11	3,797	3,797
Kraft Foods Inc.	6.000%	2/11/13	27,339	29,043
Kraft Foods Inc.	2.625%	5/8/13	39,934	40,879
Kraft Foods Inc.	5.250%	10/1/13	17,308	18,613
Kraft Foods Inc.	6.750%	2/19/14	21,475	24,147
Kraft Foods Inc.	4.125%	2/9/16	9,750	10,621
Kroger Co.	5.000%	4/15/13	31,915	33,584
Kroger Co.	7.500%	1/15/14	13,725	15,500
Life Technologies Corp.	4.400%	3/1/15	14,600	15,297
Lorillard Tobacco Co.	3.500%	8/4/16	16,500	16,838
McKesson Corp.	5.250%	3/1/13	9,750	10,298
McKesson Corp.	6.500%	2/15/14	9,070	10,164
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,669
Medco Health Solutions Inc.	6.125%	3/15/13	19,460	20,674
Medco Health Solutions Inc.	7.250%	8/15/13	21,105	23,077
Medco Health Solutions Inc.	2.750%	9/15/15	4,870	4,939
Medtronic Inc.	4.500%	3/15/14	9,200	9,955
Medtronic Inc.	3.000%	3/15/15	9,645	10,235
Merck & Co. Inc.	4.750%	3/1/15	6,100	6,840
Merck & Co. Inc.	4.000%	6/30/15	14,640	16,128
Merck & Co. Inc.	2.250%	1/15/16	20,360	21,221
Novartis Capital Corp.	1.900%	4/24/13	131,480	134,366
Novartis Capital Corp.	4.125%	2/10/14	31,775	34,240
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,502
PepsiCo Inc.	4.650%	2/15/13	22,166	23,328
PepsiCo Inc.	0.875%	10/25/13	38,260	38,508
PepsiCo Inc.	3.750%	3/1/14	26,150	27,931
PepsiCo Inc.	0.800%	8/25/14	23,790	23,868
PepsiCo Inc.	2.500%	5/10/16	21,805	22,819
Pfizer Inc.	4.500%	2/15/14	5,500	5,962
Pfizer Inc.	5.350%	3/15/15	52,000	59,166
Philip Morris International Inc.	4.875%	5/16/13	36,600	38,992
Philip Morris International Inc.	6.875%	3/17/14	18,431	20,948
Philip Morris International Inc.	2.500%	5/16/16	49,265	51,036
Reynolds American Inc.	7.250%	6/1/13	7,800	8,457
Reynolds American Inc.	7.625%	6/1/16	3,050	3,659
4 Roche Holdings Inc.	5.000%	3/1/14	3,160	3,459
Safeway Inc.	6.250%	3/15/14	9,650	10,728
Sanofi	1.625%	3/28/14	36,470	37,201
Sanofi	1.200%	9/30/14	39,700	40,074
St. Jude Medical Inc.	2.200%	9/15/13	48,750	49,934
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,762
Stryker Corp.	3.000%	1/15/15	13,600	14,308
Sysco Corp.	4.200%	2/12/13	9,255	9,654
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	10,235	10,737
Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	19,052
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,602
Whirlpool Corp.	5.500%	3/1/13	37,511	38,973
4 WM Wrigley Jr Co.	2.450%	6/28/12	53,660	53,950
Wyeth	5.500%	3/15/13	66,330	70,846
Wyeth	5.500%	2/1/14	53,732	59,476

Energy (2.8%)
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	32,947

Anadarko Petroleum Corp.	5.950%	9/15/16	17,530	20,255
Anadarko Petroleum Corp.	6.375%	9/15/17	3,465	4,118
Apache Corp.	5.250%	4/15/13	4,900	5,218
BP Capital Markets plc	5.250%	11/7/13	91,763	99,382
BP Capital Markets plc	3.625%	5/8/14	43,740	46,310
BP Capital Markets plc	3.875%	3/10/15	60,697	65,047
BP Capital Markets plc	3.125%	10/1/15	33,450	35,171
BP Capital Markets plc	3.200%	3/11/16	14,490	15,300
Burlington Resources Finance Co.	6.500%	12/1/11	1,865	1,873
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	14,781
Cenovus Energy Inc.	4.500%	9/15/14	18,650	20,184
Chevron Corp.	3.950%	3/3/14	8,800	9,482
ConocoPhillips	4.400%	5/15/13	13,725	14,521
ConocoPhillips	4.750%	2/1/14	74,298	80,671
ConocoPhillips	4.600%	1/15/15	6,830	7,561
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	9,516	10,180
Devon Energy Corp.	5.625%	1/15/14	6,250	6,858
Ensco plc	3.250%	3/15/16	38,325	39,533
EOG Resources Inc.	2.950%	6/1/15	20,540	21,659
4 GS Caltex Corp.	5.500%	10/15/15	8,300	8,873
Husky Energy Inc.	5.900%	6/15/14	11,115	12,198
4 Marathon Petroleum Corp.	3.500%	3/1/16	17,600	18,403
Noble Holding International Ltd.	3.450%	8/1/15	15,381	16,229
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,688
Occidental Petroleum Corp.	2.500%	2/1/16	34,250	36,038
4 Schlumberger Norge AS	1.950%	9/14/16	15,600	15,515
Shell International Finance BV	1.875%	3/25/13	20,000	20,400
Shell International Finance BV	4.000%	3/21/14	138,195	149,625
Shell International Finance BV	3.100%	6/28/15	48,845	52,048
Total Capital Canada Ltd.	1.625%	1/28/14	26,600	27,172
Total Capital SA	3.000%	6/24/15	15,065	16,002
Total Capital SA	3.125%	10/2/15	9,750	10,412
Transocean Inc.	5.250%	3/15/13	7,181	7,470
Transocean Inc.	4.950%	11/15/15	39,000	41,134
Valero Energy Corp.	4.750%	6/15/13	17,350	18,277
Valero Energy Corp.	4.500%	2/1/15	14,625	15,799
Weatherford International Ltd.	5.150%	3/15/13	3,737	3,905
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,823
4 Woodside Finance Ltd.	8.125%	3/1/14	9,375	10,576

Technology (3.3%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,578
Agilent Technologies Inc.	4.450%	9/14/12	11,475	11,785
Amphenol Corp.	4.750%	11/15/14	9,750	10,466
Applied Materials Inc.	2.650%	6/15/16	9,800	10,144
Cisco Systems Inc.	1.625%	3/14/14	84,040	85,896
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,310
Cisco Systems Inc.	5.500%	2/22/16	5,700	6,625
Computer Sciences Corp.	5.500%	3/15/13	10,710	11,250
Dell Inc.	4.700%	4/15/13	8,640	9,106
Dell Inc.	2.100%	4/1/14	46,000	47,112
Dell Inc.	5.625%	4/15/14	27,750	30,471
Dell Inc.	2.300%	9/10/15	15,375	15,843
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	26,620
Dun & Bradstreet Corp.	2.875%	11/15/15	6,750	6,908
Google Inc.	2.125%	5/19/16	3,854	3,988
Hewlett-Packard Co.	4.500%	3/1/13	55,083	57,585

	Hewlett-Packard Co.	1.250%	9/13/13	39,000	39,126
	Hewlett-Packard Co.	6.125%	3/1/14	78,396	86,693
	Hewlett-Packard Co.	1.550%	5/30/14	12,580	12,627
	Hewlett-Packard Co.	2.125%	9/13/15	28,650	28,959
	Hewlett-Packard Co.	2.200%	12/1/15	12,177	12,303
	Hewlett-Packard Co.	2.650%	6/1/16	19,540	19,978
	HP Enterprise Services LLC	6.000%	8/1/13	89,098	96,223
	IBM International Group Capital LLC	5.050%	10/22/12	15,415	16,107
	Intel Corp.	1.950%	10/1/16	7,850	8,023
	International Business Machines Corp.	4.750%	11/29/12	7,195	7,530
	International Business Machines Corp.	2.100%	5/6/13	48,471	49,661
	International Business Machines Corp.	1.000%	8/5/13	108,490	109,465
	International Business Machines Corp.	6.500%	10/15/13	8,800	9,795
	International Business Machines Corp.	0.875%	10/31/14	77,000	77,099
	International Business Machines Corp.	2.000%	1/5/16	19,550	20,053
	International Business Machines Corp.	1.950%	7/22/16	46,425	47,536
	Intuit Inc.	5.400%	3/15/12	9,200	9,357
	Lexmark International Inc.	5.900%	6/1/13	18,400	19,466
	Microsoft Corp.	2.950%	6/1/14	22,750	24,157
	Microsoft Corp.	1.625%	9/25/15	15,474	15,822
	Motorola Solutions Inc.	8.000%	11/1/11	22,727	22,727
	Oracle Corp.	4.950%	4/15/13	19,338	20,581
	Oracle Corp.	3.750%	7/8/14	40,925	44,369
	Pitney Bowes Inc.	4.875%	8/15/14	4,500	4,778
	Pitney Bowes Inc.	5.000%	3/15/15	21,870	23,128
4	STATS ChipPAC Ltd.	7.500%	8/12/15	1,000	1,060
	Texas Instruments Inc.	1.375%	5/15/14	35,475	36,047
	Xerox Corp.	4.250%	2/15/15	27,140	28,783

	Transportation (1.2%)
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	5,380	5,913
	Canadian National Railway Co.	4.950%	1/15/14	8,125	8,854
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	8,532	8,724
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	5,439	5,521
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,494	6,835
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	6,750	7,020
[3,5] Continental Airlines 2006-1 Class G Pass
	Through Trust	0.677%	6/2/15	11,612	10,957
	CSX Corp.	6.300%	3/15/12	7,168	7,310
	CSX Corp.	5.750%	3/15/13	10,650	11,313
	CSX Corp.	5.500%	8/1/13	14,120	15,128
	CSX Corp.	6.250%	4/1/15	16,407	18,880
	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	29,190	29,336
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	16,767	17,563
4	ERAC USA Finance LLC	2.750%	7/1/13	11,740	11,953
4	ERAC USA Finance LLC	2.250%	1/10/14	49,660	50,026
4	ERAC USA Finance LLC	5.600%	5/1/15	4,270	4,727
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,022
[3,5] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.722%	6/15/15	8,074	7,600

[3,5] JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.767%	9/15/15	25,765	22,673
[3,5] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.736%	5/15/18	9,655	7,965
	Norfolk Southern Corp.	5.257%	9/17/14	24,980	27,585
	Norfolk Southern Corp.	5.750%	1/15/16	4,960	5,666
	Ryder System Inc.	6.000%	3/1/13	39,370	41,489
	Ryder System Inc.	5.850%	3/1/14	5,150	5,619
	Ryder System Inc.	3.150%	3/2/15	17,450	17,926
	Ryder System Inc.	3.600%	3/1/16	23,350	24,286
4	Southwest Airlines Co.	10.500%	12/15/11	24,225	24,528
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	2,347	2,471
	Union Pacific Corp.	5.450%	1/31/13	4,580	4,836
					10,863,329
Utilities (4.7%)
	Electric (3.7%)
	Alabama Power Co.	4.850%	12/15/12	6,640	6,939
	Carolina Power & Light Co.	6.500%	7/15/12	38,537	40,051
	Carolina Power & Light Co.	5.125%	9/15/13	12,286	13,255
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,526
	Carolina Power & Light Co.	5.250%	12/15/15	12,920	14,899
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	2,950	3,133
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	16,460	18,666
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,159
5	CMS Energy Corp.	1.353%	1/15/13	10,000	9,875
	CMS Energy Corp.	2.750%	5/15/14	21,500	21,097
	CMS Energy Corp.	4.250%	9/30/15	29,555	29,924
	Columbus Southern Power Co.	5.500%	3/1/13	9,775	10,313
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,097
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	5,000	5,244
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,353
	Consumers Energy Co.	5.375%	4/15/13	33,610	35,643
	Dominion Resources Inc.	5.700%	9/17/12	12,107	12,572
	Dominion Resources Inc.	5.000%	3/15/13	3,800	4,004
	Dominion Resources Inc.	1.950%	8/15/16	11,370	11,407
5	Dominion Resources Inc.	2.669%	9/30/66	4,145	3,523
	DTE Energy Co.	7.625%	5/15/14	4,900	5,561
	Duke Energy Carolinas LLC	5.300%	10/1/15	4,900	5,613
	Duke Energy Ohio Inc.	2.100%	6/15/13	23,100	23,568
4	EDP Finance BV	5.375%	11/2/12	60,896	61,008
4	Enel Finance International NV	5.700%	1/15/13	4,800	4,925
4	Enel Finance International NV	3.875%	10/7/14	24,475	24,626
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	45,118
	Exelon Generation Co. LLC	5.350%	1/15/14	19,500	21,013
	FirstEnergy Corp.	6.450%	11/15/11	345	346
	Florida Power Corp.	4.800%	3/1/13	14,480	15,214
	Florida Power Corp.	5.100%	12/1/15	19,000	21,641
[3,4] FPL Energy Marcus Hook LP		7.590%	7/10/18	18,296	18,206
5	Georgia Power Co.	0.667%	3/15/13	31,000	31,027
	Georgia Power Co.	6.000%	11/1/13	8,105	8,911
	Georgia Power Co.	3.000%	4/15/16	16,625	17,498
	Great Plains Energy Inc.	2.750%	8/15/13	11,700	11,819
4	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	56,245
4	International Transmission Co.	4.450%	7/15/13	8,800	9,105
	MidAmerican Energy Co.	5.650%	7/15/12	39,025	40,384
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	5,383

Midamerican Energy Holdings Co.	3.150%	7/15/12	36,805	37,393
Midamerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,248
4 Monongahela Power Co. Inc.	7.950%	12/15/13	6,720	7,590
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	3,300	3,370
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	26,340	26,784
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	69,773	75,165
National Rural Utilities Cooperative Finance
Corp.	1.125%	11/1/13	13,300	13,310
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	4,900	5,316
Nevada Power Co.	6.500%	4/15/12	8,150	8,328
Nevada Power Co.	5.875%	1/15/15	6,650	7,410
5 NextEra Energy Capital Holdings Inc.	0.672%	11/9/12	25,750	25,731
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	24,660	24,760
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	8,820	8,688
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,064
Northeast Utilities	7.250%	4/1/12	16,260	16,665
Northeast Utilities	5.650%	6/1/13	23,225	24,675
Northern States Power Co.	8.000%	8/28/12	20,550	21,786
NSTAR Electric Co.	4.875%	10/15/12	5,430	5,645
Pacific Gas & Electric Co.	6.250%	12/1/13	16,681	18,450
Pacific Gas & Electric Co.	4.800%	3/1/14	17,436	18,865
Pacific Gas & Electric Co.	5.625%	11/30/17	14,240	16,903
Peco Energy Co.	5.950%	11/1/11	8,500	8,500
Peco Energy Co.	5.600%	10/15/13	7,300	7,909
Peco Energy Co.	5.000%	10/1/14	4,855	5,371
PG&E Corp.	5.750%	4/1/14	42,548	46,603
3 PPL Capital Funding Inc.	6.700%	3/30/67	20,650	20,031
PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,487
PSEG Power LLC	2.500%	4/15/13	16,525	16,724
Public Service Co. of Colorado	7.875%	10/1/12	6,741	7,177
Public Service Electric & Gas Co.	5.125%	9/1/12	6,215	6,441
Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,445
Public Service Electric & Gas Co.	2.700%	5/1/15	21,500	22,459
Sierra Pacific Power Co.	5.450%	9/1/13	9,280	9,942
Southern California Edison Co.	5.000%	1/15/14	3,300	3,589
Southern California Edison Co.	5.750%	3/15/14	12,925	14,332
Southern Co.	4.150%	5/15/14	10,035	10,819
Southern Co.	2.375%	9/15/15	2,119	2,164
4 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	56,502
Virginia Electric and Power Co.	4.750%	3/1/13	31,625	33,269
3 Wisconsin Energy Corp.	6.250%	5/15/67	6,840	6,806

Natural Gas (1.0%)
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	22,213	22,935
Enbridge Energy Partners LP	5.875%	12/15/16	6,281	7,291
3 Enbridge Energy Partners LP	8.050%	10/1/37	4,615	4,782
Energy Transfer Partners LP	5.650%	8/1/12	12,660	13,057
Energy Transfer Partners LP	6.000%	7/1/13	18,540	19,668
Enterprise Products Operating LLC	6.375%	2/1/13	7,300	7,719
Enterprise Products Operating LLC	5.650%	4/1/13	26,970	28,431
Enterprise Products Operating LLC	5.900%	4/15/13	36,800	38,953
Enterprise Products Operating LLC	9.750%	1/31/14	21,045	24,610
Enterprise Products Operating LLC	3.200%	2/1/16	9,775	10,184

3	Enterprise Products Operating LLC	8.375%	8/1/66	20,700	21,528
4	Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	24,095
	Magellan Midstream Partners LP	6.450%	6/1/14	3,650	4,087
4	NGPL PipeCo LLC	6.514%	12/15/12	19,335	20,106
	ONEOK Partners LP	3.250%	2/1/16	41,220	42,612
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	14,465	14,833
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.950%	9/15/15	6,619	7,045
4	Rockies Express Pipeline LLC	6.250%	7/15/13	10,475	10,980
	TransCanada PipeLines Ltd.	3.400%	6/1/15	19,955	21,301
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	7,500	7,550
	Williams Partners LP	3.800%	2/15/15	32,508	34,297

					1,743,671
Total Corporate Bonds (Cost $23,910,811)					24,243,845
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
4	Abu Dhabi Government International Bond	5.500%	4/8/14	4,740	5,227
4	Abu Dhabi National Energy Co.	5.620%	10/25/12	4,000	4,127
4	Abu Dhabi National Energy Co.	4.750%	9/15/14	7,000	7,336
4	Banco do Brasil SA/Cayman	4.500%	1/22/15	4,000	4,145
4	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	1,963
	Brazilian Government International Bond	7.875%	3/7/15	14,700	17,346
4	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	3,000	3,434
4	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,499
	Chile Government International Bond	3.250%	9/14/21	4,700	4,652
4	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,167
	Colombia Government International Bond	4.375%	7/12/21	5,000	5,213
	Corp. Andina de Fomento	3.750%	1/15/16	7,300	7,309
	Eksportfinans ASA	2.000%	9/15/15	2,500	2,533
	Eksportfinans ASA	2.375%	5/25/16	1,000	1,011
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	2,575	2,622
	European Investment Bank	4.250%	7/15/13	8,750	9,288
	European Investment Bank	2.875%	1/15/15	19,500	20,733
	European Investment Bank	2.750%	3/23/15	8,750	9,275
	European Investment Bank	2.500%	5/16/16	5,000	5,260
	Export-Import Bank of Korea	5.500%	10/17/12	15,800	16,282
[4,8] Hana Bank		6.500%	4/9/12	4,580	4,668
	Hungary Government International Bond	4.750%	2/3/15	5,150	5,008
4	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,387
	Inter-American Development Bank	1.375%	10/18/16	7,000	7,046
	Inter-American Development Bank	1.750%	8/24/18	7,000	6,953
	International Bank for Reconstruction &
	Development	0.500%	11/26/13	5,000	5,005
4	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,847
	Israel Government International Bond	5.125%	3/1/14	2,000	2,129
9	Japan Finance Corp.	1.875%	9/24/15	4,500	4,591
	Korea Development Bank	5.300%	1/17/13	16,475	17,048
4	Korea Gas Corp.	6.000%	7/15/14	4,500	4,884
4	Korea National Oil Corp.	4.000%	10/27/16	2,500	2,527
[10] Kreditanstalt fuer Wiederaufbau		3.250%	3/15/13	8,750	9,069
[10] Kreditanstalt fuer Wiederaufbau		1.375%	7/15/13	4,400	4,461
[10] Kreditanstalt fuer Wiederaufbau		2.750%	10/21/14	28,250	29,861
[10] Landwirtschaftliche Rentenbank		3.125%	7/15/15	7,000	7,538

4	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,437
4	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,204
	Mexico Government International Bond	5.875%	2/17/14	4,800	5,220
	Mexico Government International Bond	6.625%	3/3/15	8,700	9,909
	Mexico Government International Bond	5.125%	1/15/20	5,000	5,593
4	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,534
	Nordic Investment Bank	2.500%	7/15/15	15,700	16,602
	Panama Government International Bond	7.250%	3/15/15	3,900	4,509
	Peruvian Government International Bond	9.125%	2/21/12	900	918
	Peruvian Government International Bond	9.875%	2/6/15	10,000	12,325
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	6,230
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	11,600	11,900
	Petroleos Mexicanos	4.875%	3/15/15	8,800	9,400
[3,4] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	2,635	2,555
4	Petronas Capital Ltd.	7.000%	5/22/12	16,300	16,782
	Poland Government International Bond	6.250%	7/3/12	3,600	3,724
	Poland Government International Bond	3.875%	7/16/15	6,800	6,977
	Province of British Columbia	2.100%	5/18/16	2,000	2,069
	Province of British Columbia	2.650%	9/22/21	3,500	3,475
	Province of Ontario	3.500%	7/15/13	8,750	9,185
	Province of Ontario	2.950%	2/5/15	8,750	9,411
	Province of Ontario	1.875%	9/15/15	6,400	6,524
	Province of Ontario	2.300%	5/10/16	7,500	7,742
	Province of Ontario	1.600%	9/21/16	5,000	5,016
4	Qatar Government International Bond	5.150%	4/9/14	3,200	3,504
4	Qatar Government International Bond	4.000%	1/20/15	8,000	8,470
4,11 Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,850
4	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,915
4	Qtel International Finance Ltd.	3.375%	10/14/16	4,325	4,398
[3,4] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	8,539	9,233
4	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	3,375	3,653
	Republic of Italy	2.125%	10/5/12	3,600	3,536
	Republic of Italy	3.125%	1/26/15	3,000	2,813
	Republic of Korea	4.250%	6/1/13	4,675	4,871
	South Africa Government International Bond	6.500%	6/2/14	6,900	7,633
	South Africa Government International Bond	5.500%	3/9/20	1,000	1,115
4	Statoil ASA	5.125%	4/30/14	21,830	24,038
	Statoil ASA	2.900%	10/15/14	11,145	11,791
4	TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,996
4	Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,588
Total Sovereign Bonds (Cost $529,004)					544,089
Taxable Municipal Bonds (0.4%)
	California Educational Facilities Authority
	Revenue (Stanford University)	3.625%	5/1/14	4,000	4,275
	California GO	5.250%	4/1/14	4,850	5,263
5	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.023%	10/15/12	47,450	47,385
	Illinois GO	2.766%	1/1/12	14,200	14,249
	Illinois GO	4.071%	1/1/14	11,500	11,849
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute)	3.450%	9/1/14	6,200	6,599
	Louisiana Local Government Environmental
	Facility& Community Development Authority
	Revenue	3.220%	2/1/21	29,250	30,080

Louisiana Local Government Environmental
Facility& Community Development Authority
Revenue	3.450%	2/1/22	13,800	14,545
Total Taxable Municipal Bonds (Cost $131,403)				134,245
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.1%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP plc)
VRDO	0.170%	1/1/24	10,000	10,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	2/1/37 LOC	15,455	15,455
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	3,400	3,188
Total Tax-Exempt Municipal Bonds (Cost $28,769)				28,643
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
6 Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	26
Total Convertible Preferred Stocks (Cost $29,160)				26

Preferred Stocks (0.1%)
Southern California Edison Co. Pfd.	4.900%		443,218	44,100
Aspen Insurance Holdings Ltd. Pfd.	7.401%		262,600	6,489
General Electric Capital Corp. Pfd.	6.450%		180,000	4,617
Federal National Mortgage Assn. Pfd.	4.500%		934,000	1,495
Total Preferred Stocks (Cost $78,104)				56,701
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
[12] Vanguard Market Liquidity Fund
(Cost $865,737)	0.128%		865,737,096	865,737
Total Investments (99.4%) (Cost $36,827,651)				37,113,186
Other Assets and Liabilities-Net (0.6%)				206,996
Net Assets (100%)				37,320,182

1 Securities with a value of $34,629,000 have been segregated as initial margin for open futures contracts.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $5,944,713,000, representing 15.9% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Non-income-producing security-- issuer has suspended all payments until May 1, 2012.
8 Guaranteed by the Republic of Korea.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Qatar.

12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Securities with a value of $863,000 have been segregated as collateral for open swap contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	28,438	6,264,358	(4,146)
5-Year U.S. Treasury Note	December 2011	(22,482)	(2,756,504)	(32)
10-Year U.S. Treasury Note	December 2011	(2,488)	(321,108)	(356)
30-Year U.S. Treasury Bond	December 2011	1,111	154,464	(752)
Ultra Long U.S. Treasury Bond	December 2011	220	33,523	(90)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the

Short-Term Investment-Grade Fund

seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2011, the fund had the following open swap contracts.

Short-Term Investment-Grade Fund

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	MSCS	5,000	35	1.000	30
Banco Bilbao Vizcaya
Argententaria SA/Aa2	9/20/15	BARC	27,300	1,144	1.000	(504)
Bank of America
Corporation/A2	3/20/15	DBAG	10,660	246	1.000	(535)
British America
Tobacco/Baa1	12/20/16	CSFBI	5,000	(47)	1.000	57
Burlington Northern/A3	6/20/12	DBAG	18,400	—	0.400	39
Coca-Cola Company/WR	12/20/16	JPMC	5,000	(144)	1.000	(289)
HSBC Finance
Corporation/A3	9/20/16	DBAG	11,000	413	1.000	(121)
Johnson & Johnson/Aaa	9/20/12	UBSAG	7,340	—	0.080	(1)
Johnson & Johnson/Aaa	9/20/12	GSCM	18,345	—	0.070	(4)
Kraft Foods Inc./Baa2	12/20/16	DBAG	5,000	(60)	1.000	40
Morgan Stanley/A2	12/20/12	BOANA	97,500	4,124	1.000	1,635
Reynolds American Inc./Baa3	12/20/16	MSCS	5,000	137	1.000	(35)
Rio Tinto Finance Ltd./A3	12/20/16	GSCM	5,000	22	1.000	44
Roche Holdings Inc./A1	12/20/16	CSFBI	5,000	(93)	1.000	43
RR Donnelley & Sons/Ba1	6/20/16	GSCM	9,750	801	1.000	(1,068)
Telefonica SA/Baa1	12/20/16	BARC	5,000	567	1.000	262
Woodside Pete LTD./Baa1	12/20/16	DBAG	5,000	156	1.000	45
Credit Protection Purchased
AT&T	6/20/13	GSCM	12,700	—	(1.040)	(151)
Avon Products Inc.	12/20/16	CSFBI	5,000	(49)	(1.000)	70

Bank of America Corporation	12/20/14	DBAG	6,700	(167)	(1.000)	421

Bank of America Corporation	12/20/14	BARC	6,700	(155)	(1.000)	425

Bank of America Corporation	12/20/14	BARC	9,700	(95)	(1.000)	624
Barclays Bank	9/20/12	RBS	10,000	50	(1.000)	63
Brazil	12/20/15	BOANA	3,500	(43)	(1.000)	1
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(3,471)
Danske Bank	12/20/15	BARC	6,000	(37)	(1.000)	283
Dover Corporation	12/20/16	DBAG	1,250	6	(1.000)	1

Short-Term Investment-Grade Fund

Dover Corporation	12/20/16	GSCM	3,750	42	(1.000)	26
Goldman Sachs & Co.	12/20/12	BNPSW	20,000	(272)	(1.000)	196
Goldman Sachs & Co.	9/20/12	RBS	10,000	69	(1.000)	225
Intesa SanPaolo Spa	6/20/15	BOANA	8,900	(457)	(1.000)	498

Lowes Companies Inc.	12/20/16	CSFBI	5,000	30	(1.000)	(8)
Mexico (United Mexican
States)	12/20/15	BOANA	3,500	(53)	(1.000)	(16)
Morgan Stanley	9/20/15	BARC	11,000	(606)	(1.000)	398
Morgan Stanley	12/20/16	BOANA	29,300	(3,891)	(1.000)	(1,119)

Newell Rubbermaid Inc.	12/20/16	BARC	3,750	(133)	(1.000)	(67)

Newell Rubbermaid Inc.	12/20/16	CSFBI	1,250	(47)	(1.000)	(25)
Oracle Corporation	12/20/16	JPMC	3,750	92	(1.000)	4
Oracle Corporation	12/20/16	RBS	1,250	22	(1.000)	(7)
Sara Lee Corporation	12/20/16	JPMC	5,000	177	(1.000)	353
Viacom Inc.	12/20/16	JPMC	3,750	17	(1.000)	(6)
Viacom Inc.	12/20/16	CSFBI	1,250	(18)	(1.000)	(26)

Walt Disney Company	12/20/16	MSCS	3,750	100	(1.000)	(13)

Walt Disney Company	12/20/16	DBAG	1,250	32	(1.000)	(5)
Wells Fargo	12/20/11	DBAG	10,000	54	(1.000)	5
Wells Fargo	3/20/12	GSCM	18,000	154	(1.000)	57
Wells Fargo	12/20/12	UBSAG	10,000	29	(1.000)	20
Wells Fargo	3/20/15	GSCM	10,660	(90)	(1.000)	13
Woodside Pete Ltd.	12/20/16	DBAG	5,000	(142)	(1.000)	(284)
						(1,877)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America NA.
CSFBI—Credit Suisse First Boston International
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank NA.
MSCS—Morgan Stanley Capital Services
RBS—The Royal Bank of Scotland PLC.
UBSAG—UBS AG.

Short-Term Investment-Grade Fund

At October 31, 2011, the fund had the following open swap
contracts:

Interest Rate Swaps
Termination Date	Counterparty[1]	Notional	Fixed Interest	Floating Interest		Unrealized
		Amount	Rate Received	Rate Received		Appreciation
		($000)	(Paid)	(Paid)		(Depreciation)
			(%)	(%)		($000)
12/6/11	WFC	29,283	2.018	(0.331)	2	47
1/15/12	WFC	10,200	1.383	(0.243)	3	23
1/15/12	WFC	11,520	1.226	(0.243)	3	22
1/15/12	WFC	4,180	1.148	(0.243)	3	7
1/15/12	WFC	700	1.075	(0.243)	3	1
1/15/12	WFC	380	1.050	(0.243)	3	1
1/15/12	WFC	10,400	1.058	(0.243)	3	17
2/6/12	WFC	61,196	1.485	(0.241)	3	190
3/6/12	GSCM	55,124	1.501	(0.241)	3	232
4/15/12	GSCM	8,940	1.543	(0.243)	3	51
4/15/12	WFC	11,270	1.543	(0.243)	3	64
4/20/12	JPMC	45,000	1.175	(0.409)	2	151
5/15/12	BOANA	2,075	1.349	(0.243)	3	12
7/15/12	BARC	36,250	1.683	(0.243)	3	345
7/15/12	WFC	3,425	1.450	(0.243)	3	27
7/15/12	WFC	3,650	1.590	(0.243)	3	32
7/15/12	WFC	8,970	1.450	(0.243)	3	71
7/15/12	JPMC	26,620	1.370	(0.243)	3	195
9/6/12	GSCM	11,516	2.073	(0.241)	3	168
9/6/12	BOANA	66,506	2.065	(0.241)	3	967
9/6/12	WFC	19,700	0.553	(0.241)	3	36
10/15/12	BOANA	23,900	1.746	(0.243)	3	318
11/9/12	WFC	25,750	1.855	(0.272)	2	351
11/15/12	WFC	9,510	1.811	(0.243)	3	143
11/15/12	WFC	9,200	0.933	(0.243)	3	55
12/6/12	BARC	48,050	2.325	(0.331)	2	945
12/6/12	BARC	7,800	1.930	(0.331)	2	120
12/15/12	WFC	42,980	1.822	(0.243)	3	701
12/15/12	WFC	17,280	1.763	(0.243)	3	270
12/15/12	WFC	88,458	1.715	(0.243)	3	1,337
1/15/13	WFC	101,600	1.724	(0.243)	3	1,658
1/15/13	WFC	71,840	1.770	(0.403)	2	1,073

Short-Term Investment-Grade Fund

1/15/13	JPMC	10,000	1.634	(0.403)	2	133
1/15/13	WFC	3,120	1.004	(0.243)	3	24
1/25/13	WFC	8,525	0.816	(0.418)	2	31
2/15/13	WFC	27,500	1.705	(0.243)	3	472
2/15/13	WFC	1,730	1.890	(0.243)	3	34
2/15/13	WFC	24,210	1.725	(0.243)	3	422
2/15/13	WFC	750	0.801	(0.243)	3	4
2/15/13	WFC	3,450	0.910	(0.243)	3	25
2/20/13	WFC	18,200	1.926	(0.245)	3	368
2/20/13	WFC	14,525	0.799	(0.245)	3	82
3/15/13	WFC	31,000	1.708	(0.347)	2	499
4/5/13	GSCM	50,535	1.767	(0.240)	3	1,003
4/29/13	BOANA	71,300	0.800	(0.428)	2	289
6/2/13	BOANA	11,611	0.755	(0.327)	2	41
9/15/13	GSCM	26,945	1.254	(0.243)	3	429
9/15/13	WFC	6,466	0.698	(0.243)	3	36
12/1/13	GSCM	25,915	2.584	(0.326)	2	1,083
12/1/13	WFC	99,257	2.582	(0.326)	2	4,144
12/1/13	GSCM	128,237	2.584	(0.326)	2	5,359
12/14/13	UBSAG	13,880	0.739	(0.243)	3	46
1/15/14	WFC	14,650	0.870	(0.403)	2	95
2/14/14	WFC	52,200	1.022	(0.243)	3	678
2/15/14	WFC	93,500	1.400	(0.243)	3	2,010
3/6/14	GSCM	128,659	2.448	(0.241)	3	5,960
3/15/14	WFC	14,000	2.662	(0.243)	3	724
3/15/14	WFC	7,500	2.206	(0.243)	3	307
4/15/14	WFC	18,280	0.680	(0.403)	2	48
5/16/14	WFC	20,640	1.083	(0.290)	2	242
6/15/14	WFC	10,400	2.338	(0.243)	3	494
6/15/14	WFC	105	2.577	(0.243)	3	6
7/15/14	WFC	13,720	2.305	(0.243)	3	654
7/20/14	WFC	8,500	0.670	(0.245)	3	72
8/15/14	WFC	32,140	2.681	(0.243)	3	1,895
8/15/14	JPMC	18,870	1.501	(0.243)	3	499
8/15/14	GSCM	6,010	1.350	(0.243)	3	134
9/22/14	BOANA	50,100	0.553	(0.245)	3	(21)
10/14/14	WFC	92,000	1.861	(0.401)	2	3,119
10/15/14	WFC	15,475	1.130	(0.243)	3	247
2/15/15	BOANA	6,620	1.799	(0.243)	3	239
2/15/15	WFC	10,530	1.634	(0.243)	3	324
2/15/15	UBSAG	27,100	1.830	(0.243)	3	1,006

Short-Term Investment-Grade Fund

2/15/15	GSCM	13,800	1.755	(0.243)	3	479
2/15/15	WFC	34,467	1.599	(0.243)	3	1,022
2/15/15	WFC	5,500	1.390	(0.243)	3	107
2/15/15	WFC	7,500	1.200	(0.243)	3	180
2/17/15	GSCM	44,090	2.555	(0.292)	2	2,530
3/24/15	GSCM	4,380	2.910	(0.245)	3	322
4/15/15	WFC	22,874	0.973	(0.243)	3	248
8/15/15	GSCM	133,092	1.588	(0.243)	3	3,689
9/15/15	UBSAG	156,400	1.630	(0.243)	3	4,542
10/15/15	JPMC	4,000	2.211	(0.243)	3	205
10/15/15	UBSAG	1,500	2.163	(0.243)	3	74
10/21/15	WFC	97,950	1.485	(0.412)	2	1,917
5/19/16	WFC	67,100	1.454	(0.296)	2	1,339
6/1/16	WFC	9,500	2.910	(0.326)	2	738
7/18/16	GSCM	166,100	1.876	(0.405)	2	5,019
8/15/16	BOANA	5,320	3.226	(0.243)	3	516
8/15/16	BARC	14,780	1.919	(0.243)	3	530
8/15/16	GSCM	10,000	1.903	(0.243)	3	351
8/15/16	GSCM	6,760	1.844	(0.243)	3	219
9/30/16	WFC	4,145	1.409	(0.359)	2	2
10/25/16	WFC	61,500	1.714	(0.418)	2	1,236
12/15/16	WFC	16,300	3.370	(0.347)	2	1,648
12/15/16	WFC	13,800	3.330	(0.347)	2	1,369
12/15/16	GSCM	25,000	3.331	(0.403)	2	2,482
12/15/16	JPMC	18,575	3.258	(0.403)	2	1,776
12/15/16	WFC	11,050	3.260	(0.403)	2	1,058
12/15/16	JPMC	9,620	2.507	(0.403)	2	560
12/15/16	GSCM	380	2.392	(0.403)	2	20
1/15/17	BARC	2,570	2.971	(0.243)	3	220
1/15/17	GSCM	5,520	2.008	(0.243)	3	202
1/15/17	BOANA	19,600	1.954	(0.243)	3	664
2/15/17	WFC	85,000	3.373	(0.243)	3	9,024
2/15/17	GSCM	45,000	3.433	(0.243)	3	4,914
2/15/17	BARC	3,380	3.180	(0.243)	3	325
2/15/17	WFC	2,920	2.407	(0.243)	3	165
2/15/17	WFC	28,600	2.407	(0.243)	3	1,614
2/15/17	BARC	3,530	2.287	(0.243)	3	178
2/15/17	BOANA	121,225	1.875	(0.243)	3	3,534
6/15/17	GSCM	9,860	3.492	(0.243)	3	1,120
6/15/17	BARC	4,960	3.473	(0.243)	3	558
6/15/17	GSCM	21,550	3.403	(0.243)	3	2,344

Short-Term Investment-Grade Fund

9/15/17	GSCM	58,750	3.520	(0.243)	3	6,800
9/15/17	BARC	54,900	3.363	(0.243)	3	5,860
9/15/17	GSCM	46,475	2.533	(0.243)	3	2,773
9/15/17	WFC	6,670	2.345	(0.243)	3	327
1/25/18	GSCM	52,687	2.543	(0.418)	2	2,966
1/25/19	GSCM	52,100	2.782	(0.418)	2	3,587
4/25/19	WFC	51,900	2.053	(0.422)	2	1,837
4/25/19	WFC	37,100	2.756	(0.418)	2	2,356
4/25/20	JPMC	88,000	3.024	(0.418)	2	6,347
4/25/20	GSCM	37,800	2.794	(0.418)	2	2,406
4/25/20	GSCM	45,750	2.833	(0.418)	2	2,702
6/25/21	GSCM	15,150	3.143	(0.358)	2	1,244
10/25/21	WFC	36,300	3.328	(0.418)	2	3,165
11/25/22	WFC	55,380	2.477	(0.312)	2	2,247
11/25/22	BARC	70,400	2.758	(0.312)	2	4,063
1/25/23	WFC	24,500	3.144	(0.418)	2	1,933
7/25/23	BARC	66,950	3.483	(0.418)	2	6,949
						159,488

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2011, based on the inputs used to value them:

Short-Term Investment-Grade Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,344,729	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,895,171	—
Corporate Bonds	—	24,243,843	2
Sovereign Bonds	—	544,089	—
Taxable Municipal Bonds	—	134,245	—
Tax-Exempt Municipal Bonds	—	28,643	—
Convertible Preferred Stocks	26	—	—
Preferred Stocks	56,701	—	—
Temporary Cash Investments	865,737	—	—
Futures Contracts—Assets[1]	8,007	—	—
Futures Contracts—Liabilities[1]	(17,499)	—	—
Swap Contracts—Assets	—	165,387	—
Swap Contracts—Liabilities	—	(7,776)	—
Total	912,972	36,348,331	2
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2011.

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2011	570
Change in Unrealized Appreciation (Depreciation)	(568)
Balance as of October 31, 2011	2

E. At October 31, 2011, the cost of investment securities for tax purposes was $36,867,966,000. Net unrealized appreciation of investment securities for tax purposes was $245,220,000, consisting of unrealized gains of $660,100,000 on securities that had risen in value since their purchase and $414,880,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (107.5%)
U.S. Government Securities (92.2%)
United States Treasury Bill	0.006%	11/3/11	190,000	190,000
United States Treasury Bill	0.010%	11/10/11	99,000	99,000
United States Treasury Bill	0.003%	11/17/11	219,000	219,000
United States Treasury Note/Bond	0.500%	11/30/12	20,000	20,069
United States Treasury Note/Bond	1.375%	1/15/13	242,000	245,480
United States Treasury Note/Bond	1.375%	2/15/13	250,000	253,750
United States Treasury Note/Bond	3.875%	2/15/13	150,000	157,101
United States Treasury Note/Bond	0.625%	2/28/13	290,000	291,633
United States Treasury Note/Bond	2.750%	2/28/13	167,000	172,636
United States Treasury Note/Bond	0.625%	4/30/13	517,000	520,231
United States Treasury Note/Bond	1.375%	5/15/13	75,000	76,325
United States Treasury Note/Bond	1.125%	6/15/13	248,000	251,603
United States Treasury Note/Bond	0.500%	11/15/13	80,000	80,350
United States Treasury Note/Bond	1.750%	3/31/14	448,000	463,402
United States Treasury Note/Bond	1.875%	4/30/14	350,000	363,398
United States Treasury Note/Bond	1.000%	5/15/14	200,000	203,312
United States Treasury Note/Bond	2.250%	5/31/14	30,000	31,458
United States Treasury Note/Bond	2.625%	6/30/14	30,000	31,800
United States Treasury Note/Bond	2.375%	8/31/14	80,000	84,438
United States Treasury Note/Bond	2.375%	9/30/14	125,000	132,149
United States Treasury Note/Bond	2.375%	10/31/14	70,000	74,069
United States Treasury Note/Bond	4.250%	11/15/14	40,000	44,594
United States Treasury Note/Bond	2.125%	11/30/14	16,000	16,825
United States Treasury Note/Bond	2.625%	12/31/14	5,000	5,339
1 United States Treasury Note/Bond	2.250%	1/31/15	190,000	200,866
United States Treasury Note/Bond	2.375%	2/28/15	150,000	159,351
United States Treasury Note/Bond	1.750%	7/31/15	220,000	229,350
United States Treasury Note/Bond	1.250%	9/30/15	100,000	102,344
United States Treasury Note/Bond	1.250%	10/31/15	220,000	224,985
United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,326
United States Treasury Note/Bond	2.000%	1/31/16	235,000	247,337
United States Treasury Note/Bond	2.125%	2/29/16	150,000	158,672
United States Treasury Note/Bond	2.625%	2/29/16	100,000	107,859
United States Treasury Note/Bond	2.000%	4/30/16	80,000	84,175
United States Treasury Note/Bond	2.625%	4/30/16	83,000	89,575
United States Treasury Note/Bond	1.750%	5/31/16	57,000	59,298
United States Treasury Note/Bond	1.500%	6/30/16	43,000	44,210
United States Treasury Note/Bond	1.000%	8/31/16	78,000	78,244
United States Treasury Note/Bond	1.000%	9/30/16	100,000	100,203
				5,926,757
Conventional Mortgage-Backed Securities (15.3%)
[2,3,4]Fannie Mae Pool	3.500%	2/1/41–11/1/41	13,135	13,353
[2,3,4]Fannie Mae Pool	4.000%	6/1/40–11/1/41	41,953	43,795
[2,3,4]Fannie Mae Pool	4.500%	6/1/41–11/1/41	3,375	3,716
[2,3,4]Fannie Mae Pool	5.000%	11/1/41	107,750	115,899
[2,3,4]Fannie Mae Pool	5.500%	11/1/41	125,500	136,129
[2,3,4]Fannie Mae Pool	6.000%	4/1/38–11/1/41	64,533	70,704
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	519	565
[2,3,4]Freddie Mac Gold Pool	3.500%	11/1/26–11/1/41	22,250	22,997

[2,3,4]Freddie Mac Gold Pool		4.000%	8/1/13–11/1/41	49,001	51,058
[2,3]	Freddie Mac Gold Pool	4.500%	3/1/13–4/1/41	126,391	133,550
[2,3,4]Freddie Mac Gold Pool		5.000%	11/1/41	52,000	55,754
[2,3,4]Freddie Mac Gold Pool		5.500%	4/1/16–11/1/41	35,472	38,322
[2,3,4]Freddie Mac Gold Pool		6.000%	11/1/41	30,750	33,556
[2,3]	Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	147	159
[2,4]	Ginnie Mae I Pool	4.000%	11/1/41	16,750	17,865
[2,4]	Ginnie Mae I Pool	4.500%	11/1/41	67,500	73,343
[2,4]	Ginnie Mae I Pool	5.000%	10/1/41–11/1/41	61,750	67,864
[2,4]	Ginnie Mae I Pool	5.500%	6/15/38	13,000	14,425
[2,4]	Ginnie Mae II Pool	4.000%	11/1/41–12/1/41	38,750	41,233
[2,4]	Ginnie Mae II Pool	4.500%	11/1/41	17,250	18,689
[2,4]	Ginnie Mae II Pool	5.000%	11/1/41	15,000	16,500
2	Ginnie Mae II Pool	5.500%	6/20/41–7/20/41	11,999	13,350
					982,826
Total U.S. Government and Agency Obligations (Cost $6,842,680)					6,909,583
Temporary Cash Investments (1.8%)
Repurchase Agreements (1.8%)
	Barclays Capital Inc.
	(Dated 10/31/11, Repurchase Value
	$58,329,000, collateralized by Treasury
	Inflation Indexed Note/Bond 2.375%,
	1/15/27)	0.090%	11/1/11	58,329	58,329
	JPMorgan Securities Inc
	(Dated 10/31/11, Repurchase Value
	$25,000,000, collateralized by U.S.
	Treasury Note 2.625%, 4/30/18)	0.080%	11/1/11	25,000	25,000
	RBS Securities, Inc.
	(Dated 10/31/11, Repurchase Value
	$35,000,000, collateralized by Treasury
	Inflation Indexed Note/Bond 3.375%,
	1/15/12)	0.090%	11/1/11	35,000	35,000
					118,329
Total Temporary Cash Investments (Cost $118,329)					118,329
Total Investments (109.3%) (Cost $6,961,009)					7,027,912
Other Assets and Liabilities-Net (-9.3%)					(600,587)
Net Assets (100%)					6,427,325

1 Securities with a value of $4,005,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2011.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Short-Term Treasury Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,909,583	—
Temporary Cash Investments	—	118,329	—
Futures Contracts—Assets[1]	911	—	—
Futures Contracts—Liabilities[1]	(2,668)	—	—
Total	(1,757)	7,027,912	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Short-Term Treasury Fund

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2011	(2,420)	(296,715)	315
2-Year U.S. Treasury Note	December 2011	2,155	474,706	(107)
10-Year U.S. Treasury Note	December 2011	(274)	(35,363)	(158)
30-Year U.S. Treasury Bond	December 2011	(217)	(30,170)	284
Ultra Long U.S. Treasury Bond	December 2011	(489)	(74,511)	783

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2011, the cost of investment securities for tax purposes was $6,961,009,000. Net unrealized appreciation of investment securities for tax purposes was $66,903,000, consisting of unrealized gains of $70,094,000 on securities that had risen in value since their purchase and $3,191,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.